Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio

Developing Growth Portfolio

Dividend Growth Portfolio

Fundamental Equity Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

Mid Cap Stock Portfolio

Short Duration Income Portfolio

Total Return Portfolio

For the period ended March 31, 2025

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 106.71%

ASSET-BACKED SECURITIES 2.22%

Automobiles 0.52%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$515,393	$514,021
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	425,000	425,580
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	470,000	471,974
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	3,118,000	3,116,245
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	1,310,000	1,334,679
Total					5,862,499

Other 1.70%
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	835,000	840,834
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	1,240,000	1,247,999
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,455,000	1,460,354
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,344,545	1,364,311
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%		4/20/2049	720,044	716,600
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	454,335	431,390
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	696,500	716,210
Gracie Point International Funding LLC Series 2023-1A Class A†	6.374% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	1,503,452	1,507,949
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	341,550	351,679
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	925,000	936,465
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	749,566	756,335
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,134,157	1,108,428
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.805% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	1,595,000	1,600,162

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%	7/15/2044	$445,392	$465,197
Subway Funding LLC Series 2024-1A Class A23†	6.505%	7/30/2054	648,375	662,477
Subway Funding LLC Series 2024-1A Class A2II†	6.268%	7/30/2054	733,162	746,018
Subway Funding LLC Series 2024-3A Class A23†	5.914%	7/30/2054	733,163	725,769
Subway Funding LLC Series 2024-3A Class A2II†	5.566%	7/30/2054	733,163	729,054
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%	2/25/2032	1,175,000	1,177,937	(a)
Wingstop Funding LLC Series 2022-1A Class A2†	3.734%	3/5/2052	620,313	588,254
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%	12/5/2054	970,000	985,726
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%	4/30/2054	293,525	301,832
Total				19,420,980
Total Asset-Backed Securities (cost $25,051,608)				25,283,479

			Shares

COMMON STOCKS 4.70%

Aerospace & Defense 0.45%
General Electric Co.			5,563	1,113,435
Rolls-Royce Holdings PLC*(b)			109,111	1,060,489
RTX Corp.			4,272	565,869
Saab AB Class B(b)			29,921	1,176,476
Woodward, Inc.			6,475	1,181,623
Total				5,097,892

Air Freight & Logistics 0.14%
JD Logistics, Inc.†*(b)			952,253	1,538,847

Automobile Components 0.06%
Chassix Holdings, Inc.*			173,593	621,981

Banks 0.05%
Bank OZK			12,767	554,726

Beverages 0.26%
Brown-Forman Corp. Class B			34,044	1,155,453
Celsius Holdings, Inc.*			50,329	1,792,719
Total				2,948,172

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Chemicals 0.15%
Sociedad Quimica y Minera de Chile SA ADR(c)	24,296	$965,280
Yara International ASA(b)	22,577	681,047
Total		1,646,327

Commercial Services & Supplies 0.15%
RB Global, Inc.	17,431	1,748,329

Communications Equipment 0.10%
F5, Inc.*	4,306	1,146,559

Construction Materials 0.09%
Heidelberg Materials AG(b)	5,878	1,013,235

Consumer Staples Distribution & Retail 0.21%
Casey’s General Stores, Inc.	2,747	1,192,308
Dollar General Corp.	13,890	1,221,348
Total		2,413,656

Electric: Utilities 0.01%
Frontera Generation Holdings LLC*	9,472	82,880

Entertainment 0.57%
Netflix, Inc.*	1,835	1,711,193
Sea Ltd. ADR*	19,839	2,588,791
Spotify Technology SA (Sweden)*(d)	4,074	2,240,822
Total		6,540,806

Financial Services 0.10%
Fiserv, Inc.*	5,389	1,190,053

Health Care Equipment & Supplies 0.34%
Boston Scientific Corp.*	11,573	1,167,484
Penumbra, Inc.*	5,951	1,591,357
Solventum Corp.*	15,186	1,154,744
Total		3,913,585

Hotels, Restaurants & Leisure 0.25%
Brinker International, Inc.*	8,199	1,222,061
Dutch Bros, Inc. Class A*	26,456	1,633,393
Total		2,855,454

Industrial Conglomerates 0.10%
Siemens AG(b)	4,910	1,133,946

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Information Technology Services 0.15%
International Business Machines Corp.	7,031	$1,748,328

Insurance 0.32%
Arthur J Gallagher & Co.	3,824	1,320,198
Brown & Brown, Inc.	4,713	586,297
Progressive Corp.	6,158	1,742,775
Total		3,649,270

Interactive Media & Services 0.09%
Tencent Holdings Ltd.(b)	16,700	1,067,062

Machinery 0.15%
CNH Industrial NV (United Kingdom)(d)	46,647	572,825
Volvo AB Class B*(b)	38,971	1,143,345
Total		1,716,170

Metals & Mining 0.05%
Pan American Silver Corp. (Canada)(d)	22,100	570,843

Miscellaneous Financials 0.03%
Utex Industries*	8,205	300,849

Oil, Gas & Consumable Fuels 0.08%
Hess Corp.	5,393	861,424

Personal Care Products 0.05%
Gibson Brands Private Equity*	9,315	617,119

Pharmaceuticals 0.09%
Verona Pharma PLC ADR*	16,850	1,069,806

Real Estate Management & Development 0.10%
KE Holdings, Inc. ADR	58,752	1,180,328

Software 0.24%
Palantir Technologies, Inc. Class A*	19,935	1,682,514
SailPoint, Inc.*	54,368	1,019,400
Total		2,701,914

Specialty Retail 0.11%
Claire’s Holdings LLC*	1,067	160
O’Reilly Automotive, Inc.*	853	1,221,991
Total		1,222,151

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments			Shares	Fair Value
Textiles, Apparel & Luxury Goods 0.20%
Cie Financiere Richemont SA Class A(b)			6,788	$1,184,952
Moncler SpA(b)			17,816	1,097,413
Total				2,282,365

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			2,356	115,444
Total Common Stocks (cost $54,707,373)				53,549,521

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 72.85%

Aerospace/Defense 1.50%
BAE Systems PLC (United Kingdom)†(d)	5.25%	3/26/2031	$472,000	481,491
Boeing Co.	5.15%	5/1/2030	1,000,000	1,006,743
Boeing Co.	5.805%	5/1/2050	1,810,000	1,724,834
Boeing Co.	6.528%	5/1/2034	2,726,000	2,922,438
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	1,112,000	1,141,378
HEICO Corp.	5.35%	8/1/2033	680,000	687,123
Spirit AeroSystems, Inc.(c)	4.60%	6/15/2028	1,781,000	1,709,890
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,050,938
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	1,237,000	1,367,001
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,743,277
TransDigm, Inc.†	6.00%	1/15/2033	1,123,000	1,106,584
TransDigm, Inc.†	6.875%	12/15/2030	1,106,000	1,131,267
Total				17,072,964

Agriculture 0.56%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,205,425
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	1,273,000	1,403,812
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	1,082,000	1,049,833
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	1,518,000	1,369,312
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	1,306,000	1,308,020
Total				6,336,402

Airlines 2.25%
Air Canada (Canada)†(d)	3.875%	8/15/2026	1,733,000	1,695,969
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	1,286,739	1,283,608
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	543,272	513,748
American Airlines, Inc.†	7.25%	2/15/2028	1,188,000	1,182,783
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,185,487	6,057,890

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines (continued)
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.308%	10/20/2031	$1,756,000	$1,717,822
Azul Secured Finance LLP	11.50%	8/28/2029	1,990,572	1,016,259
Azul Secured Finance LLP	11.93%	8/28/2028	1,320,673	1,156,500
British Airways Pass-Through Trust Class AA (United Kingdom)†(d)	3.30%	6/15/2034	588,337	549,237
British Airways Pass-Through Trust Class A (United Kingdom)†(d)	4.25%	5/15/2034	440,362	424,872
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,446,135	1,440,574
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	1,858,000	1,835,595
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	777,556	713,302
JetBlue Pass-Through Trust Class B	8.00%	11/15/2027	768,533	783,864
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	2,278,002	2,303,831
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	1,287,763	1,309,958
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	993,932	1,013,132
United Airlines, Inc.†	4.625%	4/15/2029	696,000	659,136
Total				25,658,080

Auto Manufacturers 0.87%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,261,000	1,122,162
Aston Martin Capital Holdings Ltd. (United Kingdom)†(d)	10.00%	3/31/2029	1,667,000	1,508,862
General Motors Financial Co., Inc.	5.45%	9/6/2034	2,108,000	2,033,792
Jaguar Land Rover Automotive PLC (United Kingdom)†(c)(d)	5.875%	1/15/2028	1,189,000	1,175,219
Nissan Motor Acceptance Co. LLC†	5.30%	9/13/2027	255,000	253,348
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	404,000	420,406
Nissan Motor Co. Ltd. (Japan)†(d)	4.345%	9/17/2027	798,000	776,338
Nissan Motor Co. Ltd. (Japan)†(d)	4.81%	9/17/2030	2,790,000	2,651,791
Total				9,941,918

Auto Parts & Equipment 0.57%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	5/15/2028	1,057,000	1,072,671
Real Hero Merger Sub 2, Inc.†(c)	6.25%	2/1/2029	188,000	148,244
Tenneco, Inc.†	8.00%	11/17/2028	851,000	812,351
ZF North America Capital, Inc.†	6.75%	4/23/2030	1,158,000	1,101,727
ZF North America Capital, Inc.†	6.875%	4/14/2028	1,064,000	1,046,408
ZF North America Capital, Inc.†	7.125%	4/14/2030	2,383,000	2,296,227
Total				6,477,628

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 6.47%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		$1,600,000	$1,391,967
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		2,645,000	0	(e)
ANZ Bank New Zealand Ltd. (New Zealand)†(d)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		935,000	961,658
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		1,128,000	1,141,894
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032		2,525,000	2,715,749
Banco Santander SA (Spain)(d)	8.00% (5 yr. CMT + 3.91%	)#	–	(f)	600,000	624,681
Bancolombia SA (Colombia)(d)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		991,000	1,048,383
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027		1,201,000	1,155,839
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	1,948,111
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,176,630
Barclays PLC (United Kingdom)(d)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(f)	1,152,000	1,129,474
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		1,126,000	1,148,236
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,160,808
CaixaBank SA (Spain)†(d)	6.208% (SOFR + 2.70%	)#	1/18/2029		2,569,000	2,665,106
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(f)	1,340,000	1,339,488
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		1,088,000	1,117,856
Credit Agricole SA (France)†(d)	4.75% (5 yr. CMT + 3.24%	)#	–	(f)	3,166,000	2,876,709
Danske Bank AS (Denmark)(d)	7.00% (7 yr. CMT + 4.13%	)#	–	(f)	1,115,000	1,117,860
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%	)#	12/1/2032		1,180,000	1,154,906
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		2,168,000	2,269,945

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		$2,717,000	$2,863,489
Fifth Third Bancorp	4.895% (SOFR + 1.49%	)#	9/6/2030		941,000	938,992
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		1,278,000	1,257,223
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031		886,000	890,760
First Republic Bank	4.375%		8/1/2046		1,248,000	4,680
First Republic Bank	4.625%		2/13/2047		500,000	1,875
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,642,659
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		1,326,000	1,325,148
Freedom Mortgage Corp.†	12.00%		10/1/2028		1,007,000	1,082,456
Freedom Mortgage Corp.†	12.25%		10/1/2030		402,000	443,274
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(f)	1,170,000	1,187,547
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		1,058,000	968,578
HSBC Holdings PLC (United Kingdom)(c)(d)	6.95% (5 yr. CMT + 3.19%	)#	–	(f)	1,139,000	1,137,664
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,148,000	1,156,753
Independent Bank Group, Inc.	8.375% (3 mo. USD Term SOFR + 4.61%	)#	8/15/2034		1,334,000	1,374,020
KeyBank NA	3.90%		4/13/2029		1,946,000	1,869,259
Lloyds Banking Group PLC (United Kingdom)(d)	5.92% (SOFR + 1.56%	)#	8/7/2027		1,605,000	1,623,621
Macquarie Bank Ltd. (United Kingdom)(d)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(f)	501,000	504,072
NatWest Group PLC (United Kingdom)(d)	8.125% (5 yr. CMT + 3.75%	)#	–	(f)	1,159,000	1,219,706
Nordea Bank Abp (Finland)†(c)(d)	6.30% (5 yr. CMT + 2.66%	)#	–	(f)	677,000	654,296
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(f)	1,256,000	1,197,997
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		941,000	929,315
Societe Generale SA (France)†(d)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		1,095,000	1,112,699

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)†(d)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		$934,000	$970,305
Standard Chartered PLC (United Kingdom)†(d)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028		2,010,000	2,152,823
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(f)	1,341,000	1,343,168
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	6.60% (5 yr. CMT + 2.28%	)#	–	(f)	669,000	669,335
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		935,000	947,218
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		2,344,000	2,290,054
UBS Group AG (Switzerland)†(d)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(f)	689,000	680,271
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%	)#	–	(f)	1,209,000	1,316,045
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.76%	)#	–	(f)	802,000	917,249
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,400,810
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,558,982
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		3,026,000	2,836,875
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		1,140,000	1,163,802
Total						73,778,320

Beverages 0.20%
Bacardi Ltd.†	4.70%		5/15/2028		1,331,000	1,324,365
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	905,071
Total						2,229,436

Biotechnology 0.15%
Biocon Biologics Global PLC (United Kingdom)†(d)	6.67%		10/9/2029		647,000	608,349
Royalty Pharma PLC	5.40%		9/2/2034		1,141,000	1,128,339
Total						1,736,688

Building Materials 1.12%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		1,468,000	836,760
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,275,000	1,141,580

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Building Materials (continued)
Builders FirstSource, Inc.†	6.375%	6/15/2032	$1,079,000	$1,082,989
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%	12/15/2030	3,301,000	3,306,589
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	1,145,000	1,153,733
Griffon Corp.	5.75%	3/1/2028	819,000	802,360
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	1,800,000	1,622,417
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(c)	9.50%	4/15/2030	312,000	280,472
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	1,740,000	1,690,093
Standard Industries, Inc.†	4.375%	7/15/2030	891,000	822,855
Total				12,739,848

Chemicals 1.58%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029	3,168,818	1,568,565
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029	2,596,151	2,481,531
Cabot Corp.	5.00%	6/30/2032	1,611,000	1,595,480
Celanese U.S. Holdings LLC	6.415%	7/15/2027	1,496,000	1,521,724
INEOS Finance PLC (United Kingdom)†(d)	7.50%	4/15/2029	1,097,000	1,093,038
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.50%	2/13/2035	696,000	706,670
OCI NV (Netherlands)†(d)	6.70%	3/16/2033	1,111,000	1,185,126
Olin Corp.	5.00%	2/1/2030	1,347,000	1,269,878
Olympus Water U.S. Holding Corp.†	4.25%	10/1/2028	1,206,000	1,115,588
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	1,429,000	1,404,128
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	1,141,000	1,086,298
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%	10/30/2029	1,575,000	1,478,774
Solvay Finance America LLC†	5.65%	6/4/2029	1,429,000	1,466,796
Total				17,973,596

Coal 0.18%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,262,000	1,159,807
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	870,347
Total				2,030,154

Commercial Services 2.17%
Allied Universal Holdco LLC†	7.875%	2/15/2031	1,195,000	1,211,216
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(c)	6.00%	6/1/2029	1,823,000	1,676,770
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(d)	4.625%	6/1/2028	1,262,000	1,196,486
Ashtead Capital, Inc.†	4.25%	11/1/2029	698,000	672,372
Ashtead Capital, Inc.†	5.50%	8/11/2032	892,000	889,163
Ashtead Capital, Inc.†	5.80%	4/15/2034	486,000	489,162
Block, Inc.†	6.50%	5/15/2032	1,949,000	1,971,084

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Brink’s Co.†	4.625%	10/15/2027	$762,000	$747,694
CoreCivic, Inc.	8.25%	4/15/2029	1,204,000	1,276,025
EquipmentShare.com, Inc.†	8.625%	5/15/2032	1,109,000	1,144,510
EquipmentShare.com, Inc.†	9.00%	5/15/2028	2,756,000	2,858,730
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	717,000	735,535
GEO Group, Inc.	8.625%	4/15/2029	1,643,000	1,727,514
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,188,059
GXO Logistics, Inc.	6.25%	5/6/2029	1,090,000	1,125,328
Hertz Corp.†(g)	Zero Coupon	10/15/2024	987,000	62,921
Hertz Corp.†	Zero Coupon	1/15/2028	1,887,000	360,889
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	777,300
Quanta Services, Inc.	5.25%	8/9/2034	1,124,000	1,111,358
Raven Acquisition Holdings LLC†	6.875%	11/15/2031	1,483,000	1,443,795
Rollins, Inc.†	5.25%	2/24/2035	1,140,000	1,134,933
Sotheby’s†	7.375%	10/15/2027	952,000	921,356
Total				24,722,200

Computers 1.01%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	4,608,000	4,245,694
Gartner, Inc.†	3.625%	6/15/2029	1,796,000	1,693,202
McAfee Corp.†	7.375%	2/15/2030	828,000	733,547
NCR Atleos Corp.†	9.50%	4/1/2029	1,485,000	1,611,515
NetApp, Inc.	2.70%	6/22/2030	518,000	463,603
Seagate HDD Cayman (Cayman Islands)(d)	8.25%	12/15/2029	1,034,000	1,100,538
Seagate HDD Cayman (Cayman Islands)(d)	8.50%	7/15/2031	448,000	476,287
Western Digital Corp.	3.10%	2/1/2032	1,421,000	1,193,820
Total				11,518,206

Cosmetics/Personal Care 0.32%
Opal Bidco SAS(h)	6.50%	3/31/2032	1,593,000	1,593,000
Perrigo Finance Unlimited Co. (Ireland)(d)	4.90%	6/15/2030	1,197,000	1,144,596
Perrigo Finance Unlimited Co. (Ireland)(d)	6.125%	9/30/2032	939,000	925,131
Total				3,662,727

Distribution/Wholesale 0.51%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	1,214,000	1,161,927
LKQ Corp.	6.25%	6/15/2033	1,344,000	1,398,362
Marubeni Corp. (Japan)†(d)(h)	5.383%	4/1/2035	1,079,000	1,082,933
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	1,087,000	1,138,954
Windsor Holdings III LLC†	8.50%	6/15/2030	1,042,000	1,076,524
Total				5,858,700

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services 3.43%
AG Issuer LLC†	6.25%		3/1/2028		$1,220,000	$1,200,776
Aircastle Ltd.†	6.50%		7/18/2028		1,132,000	1,179,783
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(f)	1,278,000	1,193,357
Ally Financial, Inc.	6.70%		2/14/2033		2,277,000	2,278,735
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		1,346,000	1,353,797
Coinbase Global, Inc.†	3.375%		10/1/2028		3,146,000	2,842,373
Discover Financial Services(c)	5.50% (3 mo. USD Term SOFR + 3.34%	)#	–	(f)	1,166,000	1,127,344
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		1,269,000	1,278,597
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		1,689,000	1,716,614
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028		659,000	691,586
ILFC E-Capital Trust I†	6.117% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065		1,370,000	1,144,371
ILFC E-Capital Trust II†	6.367% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065		592,000	500,404
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		896,000	846,942
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		1,531,000	1,573,891
LPL Holdings, Inc.†	4.00%		3/15/2029		1,077,000	1,032,019
LPL Holdings, Inc.	6.00%		5/20/2034		1,574,000	1,607,426
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031		1,576,000	1,642,520
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		1,173,000	1,164,260
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029		1,374,000	1,394,058
Navient Corp.	5.50%		3/15/2029		816,000	773,104
Navient Corp.	6.75%		6/15/2026		1,077,000	1,085,497
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		1,377,000	1,180,104
OneMain Finance Corp.	7.50%		5/15/2031		1,623,000	1,652,782
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		440,000	418,080
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		1,138,000	1,157,147
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		1,190,000	1,238,999
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	4.00%		10/15/2033		1,320,000	1,133,343
Synchrony Financial	5.935% (SOFR + 2.13%	)#	8/2/2030		532,000	539,710
Synchrony Financial	7.25%		2/2/2033		2,687,000	2,767,378
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		1,306,000	1,342,910
Total						39,057,907

Electric 4.09%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		1,226,000	1,240,233

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
AES Panama Generation Holdings SRL (Panama)(d)	4.375%		5/31/2030		$1,250,632	$1,117,352
Alpha Generation LLC†	6.75%		10/15/2032		577,000	577,819
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028		1,217,000	1,202,690
Calpine Corp.†	4.625%		2/1/2029		3,814,000	3,664,204
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		1,118,000	1,076,713
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	998,662
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,440,221
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,171,479
DPL, Inc.	4.35%		4/15/2029		1,220,000	1,170,316
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		938,000	924,977
Idaho Power Co.	5.20%		8/15/2034		1,113,000	1,118,867
Idaho Power Co.	5.70%		3/15/2055		1,315,000	1,291,791
Lightning Power LLC†	7.25%		8/15/2032		2,754,000	2,837,749
Minejesa Capital BV (Netherlands)†(d)	4.625%		8/10/2030		1,223,570	1,193,805
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,619,408
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(f)	2,111,000	2,330,700
Pacific Gas & Electric Co.	6.15%		1/15/2033		3,075,000	3,168,581
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,358,447
PG&E Corp.	5.25%		7/1/2030		1,133,000	1,088,889
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055		1,141,000	1,124,287
Pike Corp.†	5.50%		9/1/2028		1,613,000	1,562,141
Pike Corp.†	8.625%		1/31/2031		792,000	835,605
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	956,126
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		1,411,000	1,341,849
Talen Energy Supply LLC†	8.625%		6/1/2030		1,237,000	1,312,979
Tampa Electric Co.	5.15%		3/1/2035		2,194,000	2,178,370
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(f)	1,135,000	1,150,264
Vistra Operations Co. LLC†	4.375%		5/1/2029		3,748,000	3,562,272
Total						46,616,796

Electronics 0.35%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034		709,000	717,940
Flex Ltd.	5.25%		1/15/2032		942,000	936,297
Imola Merger Corp.†	4.75%		5/15/2029		886,000	842,136
Trimble, Inc.	6.10%		3/15/2033		1,426,000	1,494,580
Total						3,990,953

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Energy-Alternate Sources 0.20%
Topaz Solar Farms LLC†	5.75%	9/30/2039		$2,331,573	$2,247,205

Engineering & Construction 0.96%
Brand Industrial Services, Inc.†	10.375%	8/1/2030		1,591,000	1,519,806
Fluor Corp.	4.25%	9/15/2028		1,340,000	1,278,851
Heathrow Finance PLC	6.625%	3/1/2031	GBP	2,196,000	2,813,063
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$1,087,000	1,117,920
Jacobs Engineering Group, Inc.	6.35%	8/18/2028		845,000	881,906
MasTec, Inc.†	4.50%	8/15/2028		1,146,000	1,119,638
MasTec, Inc.	5.90%	6/15/2029		1,047,000	1,073,156
TAV Havalimanlari Holding AS (Turkey)†(d)	8.50%	12/7/2028		1,080,000	1,107,940
Total					10,912,280

Entertainment 1.33%
Boyne USA, Inc.†	4.75%	5/15/2029		1,174,000	1,106,251
Caesars Entertainment, Inc.†(c)	4.625%	10/15/2029		1,956,000	1,799,386
Caesars Entertainment, Inc.†	7.00%	2/15/2030		1,549,000	1,571,188
Churchill Downs, Inc.†	4.75%	1/15/2028		1,787,000	1,737,396
Churchill Downs, Inc.†	5.50%	4/1/2027		1,116,000	1,107,893
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029		843,000	859,503
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		1,984,000	1,863,541
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		2,000,000	1,779,262
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,394,000	2,270,205
WMG Acquisition Corp.†	3.75%	12/1/2029		1,209,000	1,128,011
Total					15,222,636

Environmental Control 0.11%
Madison IAQ LLC†	5.875%	6/30/2029		1,372,000	1,297,440

Food 1.35%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		2,486,000	2,290,519
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033		687,000	694,343
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		827,000	796,683
Gruma SAB de CV (Mexico)†(d)	5.39%	12/9/2034		1,154,000	1,154,000
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		1,243,000	1,159,220
Mars, Inc.†	5.70%	5/1/2055		1,701,000	1,700,779
McCormick & Co., Inc.	4.95%	4/15/2033		934,000	923,720
Performance Food Group, Inc.†	6.125%	9/15/2032		1,263,000	1,256,952
Post Holdings, Inc.†	4.50%	9/15/2031		1,190,000	1,078,980

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Food (continued)
Post Holdings, Inc.†	4.625%		4/15/2030	$1,218,000	$1,138,877
Smithfield Foods, Inc.†	5.20%		4/1/2029	2,021,000	2,018,725
U.S. Foods, Inc.†	4.75%		2/15/2029	1,241,000	1,197,641
Total					15,410,439

Forest Products & Paper 0.23%
LD Celulose International GmbH (Austria)†(d)	7.95%		1/26/2032	523,000	539,579
Mercer International, Inc. (Canada)(d)	5.125%		2/1/2029	985,000	845,465
Mercer International, Inc. (Canada)†(d)	12.875%		10/1/2028	1,167,000	1,236,260
Total					2,621,304

Gas 0.28%
National Fuel Gas Co.	5.50%		3/15/2030	1,127,000	1,147,852
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055	1,129,000	1,118,424
Southwest Gas Corp.	4.05%		3/15/2032	1,055,000	986,895
Total					3,253,171

Hand/Machine Tools 0.29%
Regal Rexnord Corp.	6.05%		4/15/2028	1,090,000	1,118,532
Regal Rexnord Corp.	6.40%		4/15/2033	2,079,000	2,158,932
Total					3,277,464

Health Care-Products 0.55%
Bausch & Lomb Corp. (Canada)†(d)	8.375%		10/1/2028	1,066,000	1,107,307
Medline Borrower LP†	3.875%		4/1/2029	1,833,000	1,714,622
Medline Borrower LP†	5.25%		10/1/2029	1,293,000	1,241,621
Solventum Corp.	5.45%		3/13/2031	1,167,000	1,189,388
Solventum Corp.	5.60%		3/23/2034	1,012,000	1,026,261
Total					6,279,199

Health Care-Services 1.65%
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031	2,133,000	1,688,635
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	1,734,000	1,432,682
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029	1,566,000	1,017,099
Concentra Escrow Issuer Corp.†	6.875%		7/15/2032	578,000	588,841
DaVita, Inc.†	4.625%		6/1/2030	2,469,000	2,274,916
HCA, Inc.	3.50%		9/1/2030	1,222,000	1,133,574
HCA, Inc.	5.50%		6/1/2033	1,121,000	1,125,629
HCA, Inc.	7.69%		6/15/2025	420,000	422,124
IQVIA, Inc.	6.25%		2/1/2029	745,000	776,372
LifePoint Health, Inc.†	9.875%		8/15/2030	912,000	963,393

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
LifePoint Health, Inc.†	10.00%		6/1/2032	$1,359,000	$1,298,062
LifePoint Health, Inc.†	11.00%		10/15/2030	996,000	1,084,006
Molina Healthcare, Inc.†	3.875%		11/15/2030	1,975,000	1,769,402
Molina Healthcare, Inc.†	3.875%		5/15/2032	1,258,000	1,105,008
Star Parent, Inc.†	9.00%		10/1/2030	1,552,000	1,531,677
Universal Health Services, Inc.	5.05%		10/15/2034	587,000	556,823
Total					18,768,243

Holding Companies-Diversified 0.22%
Benteler International AG (Austria)†(d)	10.50%		5/15/2028	1,000,000	1,051,326
Stena International SA (Luxembourg)†(d)	7.25%		1/15/2031	1,445,000	1,445,886
Total					2,497,212

Home Builders 0.07%
PulteGroup, Inc.	6.375%		5/15/2033	789,000	836,009

Home Furnishings 0.04%
Leggett & Platt, Inc.	4.40%		3/15/2029	446,000	422,611

Housewares 0.10%
Newell Brands, Inc.	6.375%		9/15/2027	1,128,000	1,135,702

Insurance 1.63%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	2,130,000	2,139,660
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%		2/15/2031	952,000	970,536
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%		2/15/2032	2,036,000	2,074,966
Arthur J Gallagher & Co.	5.15%		2/15/2035	1,294,000	1,283,457
First American Financial Corp.	5.45%		9/30/2034	541,000	529,786
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054	1,325,000	1,378,262
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%		2/15/2031	1,222,000	1,234,625
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	8.125%		2/15/2032	1,134,000	1,147,050
HUB International Ltd.†	7.25%		6/15/2030	1,322,000	1,362,554
HUB International Ltd.†	7.375%		1/31/2032	909,000	926,097
NMI Holdings, Inc.	6.00%		8/15/2029	944,000	956,928
Old Republic International Corp.	5.75%		3/28/2034	1,098,000	1,124,789
Panther Escrow Issuer LLC†	7.125%		6/1/2031	1,069,000	1,089,932

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Swiss RE Subordinated Finance PLC (United Kingdom)†(d)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	$1,200,000	$1,210,803
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,148,505
Total					18,577,950

Internet 0.44%
Meituan (China)†(d)	4.625%		10/2/2029	1,688,000	1,669,903
Rakuten Group, Inc. (Japan)†(d)	9.75%		4/15/2029	1,029,000	1,119,128
Tencent Holdings Ltd. (China)†(d)	3.595%		1/19/2028	1,078,000	1,053,942
VeriSign, Inc.	5.25%		6/1/2032	1,165,000	1,175,750
Total					5,018,723

Iron-Steel 0.70%
ATI, Inc.	7.25%		8/15/2030	1,596,000	1,646,314
Cleveland-Cliffs, Inc.†(c)	7.00%		3/15/2032	1,164,000	1,118,392
Commercial Metals Co.	4.375%		3/15/2032	791,000	716,617
Samarco Mineracao SA (Brazil)(d)	9.00%		6/30/2031	2,441,421	2,365,395
Steel Dynamics, Inc.	3.45%		4/15/2030	948,000	889,700
U.S. Steel Corp.	6.875%		3/1/2029	1,240,000	1,249,135
Total					7,985,553

Leisure Time 1.36%
Carnival Corp.†	4.00%		8/1/2028	2,100,000	2,010,435
Carnival Corp.†	5.75%		3/1/2027	2,494,000	2,497,127
Carnival Corp.†	6.00%		5/1/2029	1,528,000	1,518,253
Carnival Corp.†	6.125%		2/15/2033	1,317,000	1,298,812
NCL Corp. Ltd.†	5.875%		3/15/2026	273,000	272,598
NCL Corp. Ltd.†	5.875%		2/15/2027	1,378,000	1,376,981
NCL Corp. Ltd.†	6.75%		2/1/2032	1,717,000	1,697,251
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	1,503,000	1,476,897
Sabre GLBL, Inc.†(c)	8.625%		6/1/2027	1,130,000	1,119,093
Viking Cruises Ltd.†	5.875%		9/15/2027	1,118,000	1,113,042
Viking Cruises Ltd.†	9.125%		7/15/2031	1,060,000	1,133,146
Total					15,513,635

Lodging 1.55%
Choice Hotels International, Inc.	5.85%		8/1/2034	1,659,000	1,663,537
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	807,000	707,930
Hilton Domestic Operating Co., Inc.†	3.75%		5/1/2029	1,268,000	1,183,700
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	1,153,000	1,116,039
Hilton Domestic Operating Co., Inc.†	5.875%		3/15/2033	1,601,000	1,586,748

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	$1,343,000	$1,331,910
Sands China Ltd. (Macau)(d)	2.85%	3/8/2029	2,826,000	2,557,774
Sands China Ltd. (Macau)(d)	4.375%	6/18/2030	2,240,000	2,125,281
Sands China Ltd. (Macau)(d)	5.40%	8/8/2028	1,442,000	1,444,756
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	1,863,000	1,678,942
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	1,138,000	1,126,805
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	1,193,000	1,165,744
Total				17,689,166

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	877,765

Machinery-Diversified 0.62%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	1,067,000	1,070,315
IDEX Corp.	4.95%	9/1/2029	1,117,000	1,119,582
nVent Finance SARL (Luxembourg)(d)	2.75%	11/15/2031	1,086,000	934,004
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	1,794,000	1,791,734
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,139,000	1,118,417
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	1,048,000	1,075,938
Total				7,109,990

Media 3.24%
AMC Networks, Inc.	4.25%	2/15/2029	2,379,000	1,788,179
AMC Networks, Inc.†	10.25%	1/15/2029	1,080,000	1,120,289
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,832,000	1,700,795
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,695,943
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	1,774,000	1,718,046
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,129,000	1,126,514
CCO Holdings LLC/CCO Holdings Capital Corp.†(c)	7.375%	3/1/2031	1,220,000	1,240,252
CSC Holdings LLC†	4.125%	12/1/2030	471,000	341,676
CSC Holdings LLC†	4.625%	12/1/2030	5,268,000	2,570,402
CSC Holdings LLC†	5.375%	2/1/2028	820,000	700,382
CSC Holdings LLC†	6.50%	2/1/2029	875,000	724,793
CSC Holdings LLC†	11.75%	1/31/2029	2,491,000	2,417,435

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	$2,837,000	$2,751,836
DISH DBS Corp.	5.125%	6/1/2029	2,010,000	1,314,001
DISH Network Corp.†	11.75%	11/15/2027	3,612,000	3,805,970
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	960,464
Gray Media, Inc.†	5.375%	11/15/2031	1,898,000	1,187,258
Gray Media, Inc.†	10.50%	7/15/2029	237,000	247,139
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	655,000	548,440
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,126,303
Sinclair Television Group, Inc.†	8.125%	2/15/2033	663,000	654,666
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	2,867,000	2,609,830
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,318,454
Virgin Media Finance PLC (United Kingdom)†(d)	5.00%	7/15/2030	1,321,000	1,134,595
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	2,453,000	2,134,316
Total				36,937,978

Metal Fabricate-Hardware 0.21%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	1,215,000	1,142,138
Vallourec SACA (France)†(d)	7.50%	4/15/2032	1,209,000	1,264,735
Total				2,406,873

Mining 2.25%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	1,062,000	1,094,098
Anglo American Capital PLC (United Kingdom)†(d)	5.625%	4/1/2030	1,100,000	1,131,554
Anglo American Capital PLC (United Kingdom)†(d)	5.75%	4/5/2034	1,083,000	1,099,002
Capstone Copper Corp. (Canada)†(d)	6.75%	3/31/2033	1,148,000	1,144,493
First Quantum Minerals Ltd. (Canada)†(d)	8.00%	3/1/2033	705,000	715,227
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	2,292,000	2,349,220
First Quantum Minerals Ltd. (Canada)†(d)	9.375%	3/1/2029	360,000	379,042
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	1,218,000	1,101,185
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032	1,345,000	1,327,772
Freeport Indonesia PT (Indonesia)(c)(d)	6.20%	4/14/2052	1,115,000	1,083,432
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,784,224
Glencore Funding LLC†	2.50%	9/1/2030	1,162,000	1,023,000
Glencore Funding LLC†(h)	5.673%	4/1/2035	878,000	881,673
Hecla Mining Co.	7.25%	2/15/2028	1,194,000	1,206,180

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%		1/23/2030		$1,340,000	$1,350,626
Kaiser Aluminum Corp.†	4.50%		6/1/2031		1,528,000	1,353,787
Kinross Gold Corp. (Canada)(d)	6.25%		7/15/2033		1,800,000	1,897,641
Minera Mexico SA de CV (Mexico)†(d)	5.625%		2/12/2032		2,352,000	2,335,113
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		15,172	–	(e)
Novelis Corp.†	4.75%		1/30/2030		1,371,000	1,279,602
Novelis, Inc.†	6.875%		1/30/2030		1,085,000	1,101,231
Total						25,638,102

Miscellaneous Manufacturing 0.31%
3M Co.	5.15%		3/15/2035		2,191,000	2,191,169
Axon Enterprise, Inc.†	6.125%		3/15/2030		770,000	779,028
Axon Enterprise, Inc.†	6.25%		3/15/2033		551,000	558,046
Total						3,528,243

Office/Business Equipment 0.18%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		1,131,000	1,119,203
Zebra Technologies Corp.†	6.50%		6/1/2032		913,000	924,792
Total						2,043,995

Oil & Gas 9.34%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		2,302,000	2,342,943
Antero Resources Corp.†	5.375%		3/1/2030		4,893,000	4,807,574
APA Corp.†	4.25%		1/15/2030		1,155,000	1,098,701
APA Corp.†	4.75%		4/15/2043		401,000	320,297
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%		10/15/2032		747,000	744,240
Baytex Energy Corp. (Canada)†(d)	7.375%		3/15/2032		590,000	568,160
Baytex Energy Corp. (Canada)†(d)	8.50%		4/30/2030		2,139,000	2,174,557
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		1,524,634	1,453,213
BP Capital Markets PLC (United Kingdom)(d)	6.45% (5 yr. CMT + 2.15%	)#	–	(f)	1,057,000	1,081,100
California Resources Corp.†	8.25%		6/15/2029		1,578,000	1,604,992
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,452,525
Civitas Resources, Inc.†	8.625%		11/1/2030		999,000	1,031,519
Civitas Resources, Inc.†	8.75%		7/1/2031		1,345,000	1,382,921
Comstock Resources, Inc.†	6.75%		3/1/2029		2,221,000	2,174,617
Comstock Resources, Inc.†	6.75%		3/1/2029		872,000	848,247
Continental Resources, Inc.†	5.75%		1/15/2031		1,120,000	1,129,125
Crescent Energy Finance LLC†	7.375%		1/15/2033		2,075,000	2,002,685

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Crescent Energy Finance LLC†	7.625%	4/1/2032	$1,860,000	$1,841,413
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(d)	8.50%	10/1/2030	1,058,000	1,085,216
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	3,051,000	2,145,227
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	2,036,000	2,071,186
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	1,099,000	1,168,592
Expand Energy Corp.	5.375%	3/15/2030	1,659,000	1,648,064
Expand Energy Corp.†	6.75%	4/15/2029	958,000	970,673
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,134,000	1,150,503
Helmerich & Payne, Inc.	2.90%	9/29/2031	463,000	391,873
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	1,726,000	1,726,343
Kosmos Energy Ltd.†	7.75%	5/1/2027	1,585,000	1,530,823
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	1,213,000	1,185,507
Long Ridge Energy LLC†	8.75%	2/15/2032	899,000	869,502
Matador Resources Co.†	6.50%	4/15/2032	1,172,000	1,162,445
Matador Resources Co.†	6.875%	4/15/2028	2,168,000	2,197,062
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%	6/30/2031	2,058,565	1,698,316
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	3,062,000	3,013,429
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	1,723,000	1,681,758
Nabors Industries, Inc.†	8.875%	8/15/2031	1,125,000	977,948
Noble Finance II LLC†	8.00%	4/15/2030	1,990,000	1,990,104
Occidental Petroleum Corp.	6.125%	1/1/2031	1,091,000	1,122,324
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,115,944
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,145,973
ORLEN SA (Poland)†(d)	6.00%	1/30/2035	993,000	1,019,962
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	2,010,691
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,211,000	1,200,151
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	1,203,000	1,268,238
Permian Resources Operating LLC†	6.25%	2/1/2033	828,000	825,374
Petroleos de Venezuela SA (Venezuela)(d)(g)	5.375%	4/12/2027	1,240,000	171,344
Petroleos de Venezuela SA (Venezuela)(d)(g)	5.375%	4/12/2027	1,059,800	146,444
Petroleos de Venezuela SA (Venezuela)(d)(g)	6.00%	5/16/2024	3,729,700	518,428
Petroleos de Venezuela SA (Venezuela)(d)(g)	6.00%	11/15/2026	1,512,500	211,750
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	1,589,000	1,473,605
Petroleos Mexicanos (Mexico)(c)(d)	10.00%	2/7/2033	3,408,000	3,552,668
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	1,295,000	1,266,399
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,516,415
Saturn Oil & Gas, Inc. (Canada)†(c)(d)	9.625%	6/15/2029	2,070,000	2,003,823
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,084,000	1,084,282
SM Energy Co.†	6.75%	8/1/2029	778,000	767,147

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
SM Energy Co.†	7.00%	8/1/2032	$1,529,000	$1,502,078
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	1,408,000	1,545,935
Sunoco LP†	6.25%	7/1/2033	1,723,000	1,725,993
Talos Production, Inc.†	9.00%	2/1/2029	1,618,000	1,664,074
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	2,419,000	2,273,935
Transocean, Inc.†	8.25%	5/15/2029	1,103,000	1,079,015
Transocean, Inc.†	8.50%	5/15/2031	1,103,000	1,072,754
Transocean, Inc.†	8.75%	2/15/2030	1,028,000	1,068,317
Valaris Ltd.†	8.375%	4/30/2030	1,522,000	1,524,912
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	1,670,000	1,637,068
Vermilion Energy, Inc. (Canada)†(d)	7.25%	2/15/2033	2,237,000	2,132,283
Viper Energy, Inc.†	5.375%	11/1/2027	1,751,000	1,736,063
Viper Energy, Inc.†	7.375%	11/1/2031	784,000	820,720
Vital Energy, Inc.†	7.75%	7/31/2029	1,921,000	1,870,735
Vital Energy, Inc.†(c)	7.875%	4/15/2032	1,370,000	1,276,688
Vital Energy, Inc.	9.75%	10/15/2030	645,000	656,662
YPF SA (Argentina)†(d)	8.25%	1/17/2034	1,443,000	1,429,724
YPF SA (Argentina)(d)	9.50%	1/17/2031	1,320,000	1,380,824
Total				106,542,142

Oil & Gas Services 0.41%
Kodiak Gas Services LLC†	7.25%	2/15/2029	1,083,000	1,104,825
Oceaneering International, Inc.	6.00%	2/1/2028	1,964,000	1,944,607
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	768,000	769,199
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	887,000	902,765
Total				4,721,396

Packaging & Containers 0.80%
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	1,294,000	1,304,000
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	1,141,000	1,157,933
LABL, Inc.†	8.625%	10/1/2031	1,246,000	929,653
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	1,904,000	1,894,948
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	1,124,000	1,061,644
Owens-Brockway Glass Container, Inc.†(c)	7.25%	5/15/2031	1,087,000	1,062,542
Sealed Air Corp.†	6.875%	7/15/2033	1,060,000	1,110,240
Sonoco Products Co.	4.60%	9/1/2029	626,000	617,247
Total				9,138,207

Pharmaceuticals 1.06%
1261229 BC Ltd. (Canada)†(d)(h)	10.00%	4/15/2032	2,045,000	2,034,678

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc. (Canada)†(c)(d)	6.125%		2/1/2027	$1,220,000	$1,237,842
Bausch Health Cos., Inc. (Canada)†(c)(d)	11.00%		9/30/2028	2,327,000	2,217,922
BellRing Brands, Inc.†	7.00%		3/15/2030	1,256,000	1,298,864
CVS Health Corp.	5.25%		2/21/2033	1,140,000	1,125,985
Organon & Co./Organon Foreign Debt Co-Issuer BV†(c)	5.125%		4/30/2031	2,400,000	2,094,420
Organon & Co./Organon Foreign Debt Co-Issuer BV†	7.875%		5/15/2034	1,571,000	1,526,899
Owens & Minor, Inc.†(c)	6.625%		4/1/2030	636,000	557,120
Total					12,093,730

Pipelines 3.96%
AL Candelaria -spain- SA (Spain)†(d)	5.75%		6/15/2033	1,646,000	1,416,574
AL Candelaria -spain- SA (Spain)(d)	5.75%		6/15/2033	1,012,000	870,943
AL Candelaria -spain- SA (Spain)(d)	5.75%		6/15/2033	251,000	216,015
AL Candelaria -spain- SA (Spain)†(d)	7.50%		12/15/2028	920,831	925,269
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,139,789
Boardwalk Pipelines LP	5.625%		8/1/2034	1,659,000	1,672,352
Buckeye Partners LP†	6.75%		2/1/2030	1,699,000	1,722,133
Cheniere Energy Partners LP	3.25%		1/31/2032	1,350,000	1,188,726
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,150,110
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	651,000	676,727
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	2,373,000	2,278,341
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	1,626,000	1,686,110
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,204,035
EQM Midstream Partners LP†	6.375%		4/1/2029	1,037,000	1,061,273
EQM Midstream Partners LP†	6.50%		7/1/2027	1,536,000	1,577,490
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	1,083,000	1,091,669
Greensaif Pipelines Bidco SARL (Luxembourg)†(d)	5.853%		2/23/2036	700,000	709,532
Hess Midstream Operations LP†	5.125%		6/15/2028	918,000	904,530
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,342,107
ONEOK, Inc.	6.05%		9/1/2033	1,596,000	1,662,491
ONEOK, Inc.†	6.50%		9/1/2030	1,587,000	1,684,732
Plains All American Pipeline LP	5.95%		6/15/2035	2,195,000	2,238,381
Sabal Trail Transmission LLC†	4.246%		5/1/2028	1,125,000	1,105,084
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(d)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055	1,132,000	1,146,736

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034		$1,125,000	$1,102,034
Venture Global LNG, Inc.†	8.125%		6/1/2028		659,000	673,799
Venture Global LNG, Inc.†	8.375%		6/1/2031		1,186,000	1,203,679
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(f)	1,614,000	1,532,943
Venture Global LNG, Inc.†	9.50%		2/1/2029		2,804,000	3,008,513
Western Midstream Operating LP	4.05%		2/1/2030		3,702,000	3,534,757
Western Midstream Operating LP	6.35%		1/15/2029		1,053,000	1,099,861
Whistler Pipeline LLC†	5.95%		9/30/2034		2,360,000	2,387,204
Total						45,213,939

Real Estate 0.41%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028		1,104,000	1,107,643
Hunt Cos., Inc.†	5.25%		4/15/2029		1,435,000	1,372,691
Longfor Group Holdings Ltd. (China)(d)	3.85%		1/13/2032		784,000	560,500
Longfor Group Holdings Ltd. (China)(d)	3.95%		9/16/2029		695,000	550,370
Newmark Group, Inc.	7.50%		1/12/2029		1,065,000	1,117,893
Total						4,709,097

REITS 2.39%
American Assets Trust LP	6.15%		10/1/2034		1,939,000	1,940,095
Brandywine Operating Partnership LP(c)	4.55%		10/1/2029		1,368,000	1,245,544
Brandywine Operating Partnership LP	8.875%		4/12/2029		470,000	492,833
Brixmor Operating Partnership LP	4.05%		7/1/2030		1,185,000	1,135,772
Cousins Properties LP	5.375%		2/15/2032		307,000	305,930
Cousins Properties LP	5.875%		10/1/2034		1,133,000	1,142,821
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030		1,272,000	1,203,417
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031		1,278,000	1,192,541
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		1,000,000	1,018,314
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032		1,095,000	1,065,861
Iron Mountain, Inc.†	4.50%		2/15/2031		1,221,000	1,120,435
Iron Mountain, Inc.†	4.875%		9/15/2029		1,674,000	1,599,398
Iron Mountain, Inc.†	6.25%		1/15/2033		1,223,000	1,212,087
Kite Realty Group LP	4.95%		12/15/2031		1,180,000	1,161,216
Phillips Edison Grocery Center Operating Partnership I LP	4.95%		1/15/2035		654,000	621,408
Phillips Edison Grocery Center Operating Partnership I LP	5.75%		7/15/2034		385,000	388,340
Piedmont Operating Partnership LP	9.25%		7/20/2028		1,728,000	1,904,643
Rayonier LP	2.75%		5/17/2031		2,532,000	2,213,835
Regency Centers LP	5.10%		1/15/2035		802,000	793,627
Regency Centers LP	5.25%		1/15/2034		1,041,000	1,042,614

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	10.50%	2/15/2028	$1,493,000	$1,587,129
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	2,948,000	2,862,682
Total				27,250,542

Retail 1.78%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	6.125%	6/15/2029	1,098,000	1,106,002
Alimentation Couche-Tard, Inc. (Canada)†(d)	5.267%	2/12/2034	830,000	821,273
Arko Corp.†	5.125%	11/15/2029	1,786,000	1,450,203
Carvana Co.†	9.00%	6/1/2030	1,079,993	1,144,359
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	1,524,000	1,094,947
Dollar General Corp.(c)	5.00%	11/1/2032	1,140,000	1,117,886
Gap, Inc.†	3.875%	10/1/2031	1,588,000	1,371,720
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.375%	1/15/2029	1,717,000	1,550,798
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	185,000	104,352
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,500,000	1,436,747
Park River Holdings, Inc.†(c)	5.625%	2/1/2029	881,000	692,504
Park River Holdings, Inc.†(c)	6.75%	8/1/2029	647,000	506,690
Patrick Industries, Inc.†	6.375%	11/1/2032	1,102,000	1,069,480
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	387,000	362,533
Saks Global Enterprises LLC†	11.00%	12/15/2029	2,356,000	1,911,868
Staples, Inc.†	10.75%	9/1/2029	601,000	543,719
Staples, Inc.†	12.75%	1/15/2030	1,552,984	1,053,797
Tiffany & Co.	4.90%	10/1/2044	1,466,000	1,395,931
Walgreens Boots Alliance, Inc.(c)	8.125%	8/15/2029	1,569,000	1,603,298
Total				20,338,107

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%	6/15/2011	1,250,000	0	(e)

Semiconductors 1.07%
Entegris, Inc.†	4.75%	4/15/2029	1,024,000	988,088
Foundry JV Holdco LLC†	5.50%	1/25/2031	1,936,000	1,968,617
Foundry JV Holdco LLC†	6.25%	1/25/2035	929,000	965,851
Marvell Technology, Inc.	5.95%	9/15/2033	1,107,000	1,155,226
Micron Technology, Inc.	5.30%	1/15/2031	665,000	672,609
ON Semiconductor Corp.†	3.875%	9/1/2028	1,171,000	1,097,457
Qorvo, Inc.†	3.375%	4/1/2031	1,324,000	1,162,101
Qorvo, Inc.	4.375%	10/15/2029	1,083,000	1,034,104

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors (continued)
SK Hynix, Inc. (South Korea)†(d)	5.50%	1/16/2029	$1,398,000	$1,428,210
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033	1,564,000	1,680,413
Total				12,152,676

Shipbuilding 0.17%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	2,060,000	1,979,366

Software 1.55%
AppLovin Corp.	5.50%	12/1/2034	1,148,000	1,148,293
Atlassian Corp. (Australia)(d)	5.50%	5/15/2034	1,679,000	1,705,669
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,330,000	2,266,637
Cloud Software Group, Inc.†	8.25%	6/30/2032	1,852,000	1,885,067
Cloud Software Group, Inc.†	9.00%	9/30/2029	1,629,000	1,625,823
MSCI, Inc.†	3.875%	2/15/2031	1,592,000	1,481,537
MSCI, Inc.†	4.00%	11/15/2029	2,157,000	2,062,344
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,755,383
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	807,194
Roper Technologies, Inc.	4.75%	2/15/2032	706,000	698,537
Synopsys, Inc.	5.00%	4/1/2032	1,097,000	1,100,189
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	1,079,000	1,106,296
Total				17,642,969

Telecommunications 1.84%
Altice France SA (France)†(d)	5.50%	10/15/2029	1,383,000	1,097,826
Altice France SA (France)†(d)	8.125%	2/1/2027	2,251,000	2,014,609
Fibercop SpA (Italy)†(d)	6.00%	9/30/2034	1,147,000	1,050,389
Frontier Communications Holdings LLC†	6.75%	5/1/2029	660,000	663,837
Hughes Satellite Systems Corp.	5.25%	8/1/2026	3,135,000	2,930,327
Hughes Satellite Systems Corp.	6.625%	8/1/2026	2,057,000	1,699,565
Level 3 Financing, Inc.†(c)	3.625%	1/15/2029	1,366,000	1,021,085
Level 3 Financing, Inc.†	4.25%	7/1/2028	661,000	576,722
Level 3 Financing, Inc.†	4.50%	4/1/2030	613,053	493,508
Lumen Technologies, Inc.†	4.125%	4/15/2029	494,326	467,138
Lumen Technologies, Inc.†	4.125%	4/15/2030	647,049	607,314
Lumen Technologies, Inc.†	4.50%	1/15/2029	1,729,000	1,404,250
Lumen Technologies, Inc.†	5.375%	6/15/2029	64,000	51,948
Lumen Technologies, Inc.	7.60%	9/15/2039	59,000	46,512
Lumen Technologies, Inc.	7.65%	3/15/2042	117,000	92,611
T-Mobile USA, Inc.	5.30%	5/15/2035	1,725,000	1,734,963
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%	1/31/2031	2,598,000	2,246,019

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%		7/15/2031	$1,253,000	$1,090,537
Zegona Finance PLC (United Kingdom)†(d)	8.625%		7/15/2029	1,618,000	1,716,868
Total					21,006,028

Transportation 0.44%
Brightline East LLC†	11.00%		1/31/2030	1,172,000	1,033,669
Rand Parent LLC†	8.50%		2/15/2030	2,076,000	2,058,297
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	941,000	947,119
XPO, Inc.†	7.125%		2/1/2032	961,000	985,499
Total					5,024,584

Trucking & Leasing 0.35%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	1,770,000	1,736,402
Fortress Transportation & Infrastructure Investors LLC†	5.875%		4/15/2033	2,335,000	2,233,729
Total					3,970,131
Total Corporate Bonds (cost $837,230,026)					830,694,325

FLOATING RATE LOANS(i) 4.01%

Aerospace/Defense 0.20%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2028	1,682,529	2,251,778

Airlines 0.06%
American Airlines, Inc. 2025 Term Loan	6.543% (1 mo. USD Term SOFR + 2.25%	)	4/20/2028	679,346	672,393

Auto Parts & Equipment 0.08%
Clarios Global LP 2025 USD Term Loan B (Canada)(d)	7.075% (1 mo. USD Term SOFR + 2.75%	)	1/28/2032	978,000	964,958

Building Materials 0.12%
ACProducts, Inc. 2021 Term Loan B	8.811% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	608,943	403,681
CP Atlas Buyer, Inc. 2021 Term Loan B	8.175% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	884,664	821,521
MI Windows & Doors LLC 2024 Term Loan B2	7.325% (1 mo. USD Term SOFR + 3.00%	)	3/28/2031	143,733	141,497
Total					1,366,699

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals 0.16%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(j)	–	(k)	9/28/2029	$794,298	$724,797
Lonza Group AG USD Term Loan B (Luxembourg)(d)	8.324% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	1,146,359	1,058,949
Total					1,783,746

Commercial Services 0.33%
Crash Champions LLC 2024 Term Loan B	9.072% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	1,204,474	1,088,790
Grant Thornton Advisors LLC 2024 Delayed Draw Term Loan(j)	–	(k)	6/2/2031	25,870	25,769
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(d)	7.325% (1 mo. USD Term SOFR + 3.00%	)	11/15/2031	1,154,000	1,147,907
Raven Acquisition Holdings LLC Delayed Draw Term Loan(j)	–	(k)	11/19/2031	23,595	23,339
Raven Acquisition Holdings LLC Term Loan B	7.575% (1 mo. USD Term SOFR + 3.25%	)	11/19/2031	330,332	326,753
Spin Holdco, Inc. 2021 Term Loan	8.562% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	1,348,488	1,145,379
Total					3,757,937

Computers 0.45%
McAfee LLC 2024 USD 1st Lien Term Loan B	7.323% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029	1,150,763	1,101,280
Twitter, Inc. 2025 Fixed Term Loan	9.50% (6 mo. USD Term SOFR + 9.50%	)	10/26/2029	1,143,000	1,174,027
Twitter, Inc. Term Loan	10.949% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029	2,915,000	2,900,425
Total					5,175,732

Consumer Non-Durables 0.12%
Anastasia Parent LLC 2018 Term Loan B	8.311% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	1,587,106	1,384,917

Diversified Capital Goods 0.09%
Tank Holding Corp. 2022 Term Loan	10.175% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	1,021,806	987,831

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services 0.08%
Hudson River Trading LLC 2024 Term Loan B	7.322% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030		$955,356	$955,017

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.087% (1 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	127,435
Frontera Generation Holdings LLC 2021 Term Loan	17.587% (1 mo. USD Term SOFR + 13.00%	)	7/28/2026		133,293	192,609
Total						320,044

Electronics 0.20%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.573% (1 mo. USD Term SOFR + 4.25%	)	12/2/2031		2,303,000	2,266,532

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.092% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,527,882

Health Care Products 0.25%
Bausch & Lomb Corp. Term Loan (Canada)(d)	7.672% (1 mo. USD Term SOFR + 3.25%	)	5/10/2027		$1,497,950	1,494,565
Hanger, Inc. 2024 Delayed Draw Term Loan(j)	7.825% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		85,916	85,961
Hanger, Inc. 2024 Term Loan B	7.825% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		1,281,884	1,282,550
Total						2,863,076

Health Care Services 0.13%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.052% (3 mo. USD Term SOFR + 3.75%	)	5/17/2031		661,342	642,878
Star Parent, Inc. Term Loan B	8.299% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030		940,564	900,590
Total						1,543,468

Insurance 0.10%
Alliant Holdings Intermediate LLC 2024 Term Loan B6	7.069% (1 mo. USD Term SOFR + 2.75%	)	9/19/2031		1,177,085	1,171,200

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Internet 0.05%
Barracuda Networks, Inc. 2022 Term Loan	8.791% (3 mo. USD Term SOFR + 4.50%	)	8/15/2029	$595,048	$517,990

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	7.939% (1 mo. USD Term SOFR + 3.50%	)	7/22/2030	711,623	704,211

Machinery: Diversified 0.10%
LSF12 Badger Bidco LLC Term Loan B	10.325% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	1,131,686	1,103,394

Media 0.46%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.742% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029	2,709,236	2,270,340
Sinclair Television Group, Inc. 2025 Term Loan B7	8.527% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030	814,829	682,419
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	2,338,000	2,254,452
Total					5,207,211

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2025	76,918	9,653	(e)

Retail 0.19%
Great Outdoors Group LLC 2025 Term Loan B	7.575% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032	636,405	635,848
Staples, Inc. 2024 Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	1,665,630	1,484,076
Total					2,119,924

Software 0.34%
Modena Buyer LLC Term Loan	8.791% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031	1,617,945	1,570,248
Rocket Software, Inc. 2023 USD Term Loan B	8.575% (1 mo. USD Term SOFR + 4.25%	)	11/28/2028	1,141,147	1,139,726
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.575% (1 mo. USD Term SOFR + 3.25%	)	11/26/2031	1,150,118	1,148,680
Total					3,858,654

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications 0.28%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.789% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	$2,994,990	$2,885,973
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.789% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	270,315	260,134
Total					3,146,107
Total Floating Rate Loans (cost $45,472,756)					45,660,354

FOREIGN GOVERNMENT OBLIGATIONS(d) 3.95%

Angola 0.27%
Angola Government International Bonds	8.25%		5/9/2028	1,180,000	1,101,191
Angola Government International Bonds	9.375%		5/8/2048	2,458,000	1,946,657
Total					3,047,848

Argentina 0.76%
Argentina Republic Government International Bonds	0.75%	(l)	7/9/2030	10,320,591	7,559,833
Provincia de Cordoba	6.875%	(l)	2/1/2029	934,287	882,726
Provincia de Cordoba	6.99%	(l)	6/1/2027	238,000	231,812
Total					8,674,371

Benin 0.09%
Benin Government International Bonds†	7.96%		2/13/2038	1,129,000	1,056,888

Bolivia 0.05%
Bolivia Government International Bonds	4.50%		3/20/2028	897,000	603,233

Colombia 0.10%
Colombia Government International Bonds	8.00%		4/20/2033	1,112,000	1,144,637

Ecuador 0.34%
Ecuador Government International Bonds†	6.90%	(l)	7/31/2030	6,422,627	3,829,802

Egypt 0.11%
Egypt Government International Bonds	8.50%		1/31/2047	239,000	181,597
Egypt Government International Bonds	8.50%		1/31/2047	1,419,000	1,078,186
Total					1,259,783

El Salvador 0.57%
El Salvador Government International Bonds†	0.25%		4/17/2030	1,385,000	32,856
El Salvador Government International Bonds	8.625%		2/28/2029	2,644,000	2,708,136
El Salvador Government International Bonds†	9.25%		4/17/2030	2,518,000	2,628,741
El Salvador Government International Bonds†	9.65%		11/21/2054	1,144,000	1,148,831
Total					6,518,564

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Ghana 0.10%
Ghana Government International Bonds	5.00%	(l)	7/3/2035	$1,638,000	$1,167,804

Honduras 0.10%
Honduras Government International Bonds	5.625%		6/24/2030	1,293,000	1,166,286

Kenya 0.09%
Republic of Kenya Government International Bonds†	9.50%		3/5/2036	1,096,000	1,006,686

Lebanon 0.05%
Lebanon Government International Bonds(g)	6.10%		10/4/2022	2,360,000	379,901
Lebanon Government International Bonds(g)	6.85%		3/23/2027	755,000	121,534
Total					501,435

Montenegro 0.08%
Montenegro Government International Bonds†	7.25%		3/12/2031	923,000	947,254

Nigeria 0.29%
Nigeria Government International Bonds	7.143%		2/23/2030	2,437,000	2,207,557
Nigeria Government International Bonds	7.625%		11/28/2047	1,421,000	1,074,647
Total					3,282,204

Senegal 0.14%
Senegal Government International Bonds†	6.25%		5/23/2033	2,121,000	1,587,230

Trinidad And Tobago 0.16%
Trinidad & Tobago Government International Bonds†	6.40%		6/26/2034	1,901,000	1,864,710

Turkey 0.20%
Istanbul Metropolitan Municipality†	10.50%		12/6/2028	1,074,000	1,150,255
Turkiye Government International Bonds	9.375%		3/14/2029	1,014,000	1,105,482
Total					2,255,737

Ukraine 0.13%
Ukraine Government International Bonds	3.00%	(l)	2/1/2035	2,700,000	1,494,585

Uzbekistan 0.12%
Republic of Uzbekistan International Bonds†	6.947%		5/25/2032	1,387,000	1,375,645

Venezuela 0.11%
Venezuela Government International Bonds(g)	9.00%		5/7/2023	3,091,600	557,618
Venezuela Government International Bonds(g)	11.75%		10/21/2026	2,721,600	575,710
Venezuela Government International Bonds(g)	12.75%		8/23/2022	607,800	123,070
Total					1,256,398

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Zambia 0.09%
Zambia Government International Bonds	5.75%	(l)	6/30/2033	$1,196,717	$1,047,756
Total Foreign Government Obligations (cost $43,706,013)					45,088,856

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.29%
Government National Mortgage Association(m)	3.00%		TBA	1,708,000	1,512,794
Government National Mortgage Association(m)	4.50%		TBA	2,049,000	1,966,080
Government National Mortgage Association(m)	5.00%		TBA	5,567,000	5,475,295
Government National Mortgage Association(m)	5.50%		TBA	5,471,000	5,479,259
Government National Mortgage Association(m)	6.00%		TBA	7,959,000	8,074,667
Government National Mortgage Association(m)	6.50%		TBA	14,761,000	15,112,799
Uniform Mortgage-Backed Security(m)	3.50%		TBA	2,020,000	1,821,421
Uniform Mortgage-Backed Security(m)	4.00%		TBA	3,967,000	3,692,621
Uniform Mortgage-Backed Security(m)	4.50%		TBA	3,697,000	3,535,374
Uniform Mortgage-Backed Security(m)	5.00%		TBA	25,765,000	25,589,828
Uniform Mortgage-Backed Security(m)	5.50%		TBA	32,706,000	32,949,431
Uniform Mortgage-Backed Security(m)	6.00%		TBA	15,081,000	15,416,237
Uniform Mortgage-Backed Security(m)	6.50%		TBA	7,063,000	7,279,962
Uniform Mortgage-Backed Security(m)	7.00%		TBA	11,695,000	12,223,436
Total Government Sponsored Enterprises Pass-Throughs (cost $139,776,602)					140,129,204

				Shares

INVESTMENTS IN UNDERLYING FUNDS 0.74%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $8,440,562)				335,994	8,467,046

				Principal Amount‡

MUNICIPAL BONDS 0.28%

Miscellaneous 0.19%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	$1,210,000	1,348,886
New York City Industrial Development Agency NY†	11.00%		3/1/2029	685,000	768,702
Total					2,117,588

Tax Revenue 0.09%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(g)	7.00%		7/1/2045	1,415,000	1,091,145
Total Municipal Bonds (cost $3,771,772)					3,208,733

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.58%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	$660,000	$674,147
BAHA Trust Series 2024-MAR Class A†	5.574%	#(q)	12/10/2041	690,000	701,013
BAHA Trust Series 2024-MAR Class B†	6.385%	#(q)	12/10/2041	1,420,000	1,473,995
BBCMS Mortgage Trust Series 2020-BID Class A†	6.575% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2037	820,000	819,740
BFLD Mortgage Trust Series 2024-VICT Class A†	6.209% (1 mo. USD Term SOFR + 1.89%	)#	7/15/2041	1,630,000	1,632,911
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.661% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	2,770,576	2,768,810
BPR Commercial Mortgage Trust Series 2024-PARK Class A†	4.87%	#(q)	11/5/2039	1,530,000	1,534,964
BPR Trust Series 2022-OANA Class A†	6.217% (1 mo. USD Term SOFR + 1.90%	)#	4/15/2037	930,000	931,421
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.365% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	918,410	910,813
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	949,000	859,162
BX Commercial Mortgage Trust Series 2021-MC Class A†	5.134% (1 mo. USD Term SOFR + 0.81%	)#	4/15/2034	600,000	589,867
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.134% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	2,770,000	2,747,134
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.962% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	703,285	702,759
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	6.112% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	860,000	858,455
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.761% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	1,798,217	1,801,583
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.711% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	683,116	684,966
BX Trust Series 2021-ARIA Class A†	5.333% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	500,000	498,967
BX Trust Series 2022-PSB Class A†	6.77% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	895,770	894,651

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2024-VLT4 Class A†	5.811% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	$900,000	$896,862
BX Trust Series 2025-ROIC Class E†	7.261% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	1,430,000	1,425,461
CF Trust Series 2019-BOSS Class A1†(g)	7.695% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	651,468	67,297
CIM Trust Series 2018-INV1 Class B1†	4.701%	#(q)	8/25/2048	412,036	396,282
CONE Trust Series 2024-DFW1 Class B†	6.61% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	1,130,000	1,124,137
CSMC Trust Series 2021-BPNY Class A†	8.149% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	1,722,453	1,599,122
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	9.69% (30 day USD SOFR Average + 5.35%	)#	8/25/2042	1,100,000	1,178,883
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	9.84% (30 day USD SOFR Average + 5.50%	)#	5/25/2043	700,000	765,624
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	7.69% (30 day USD SOFR Average + 3.35%	)#	11/25/2043	1,100,000	1,155,864
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	10.34% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	900,000	942,530
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	7.04% (30 day USD SOFR Average + 2.70%	)#	7/25/2043	250,000	257,067
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	7.136% (30 day USD SOFR Average + 2.80%	)#	3/25/2044	700,000	721,328
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.554% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	938,061	967,708
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class A†	5.769% (1 mo. USD Term SOFR + 1.45%	)#	12/15/2039	1,340,000	1,341,197

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust Series 2024-WOLF Class A†	5.861% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	$1,370,000	$1,372,711
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.11% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	1,320,000	1,323,251
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%	#(q)	1/13/2040	590,000	601,255
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.135% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	437,825
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.94% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	2,030,000	2,031,837
JW Trust Series 2024-BERY Class A†	5.912% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	810,000	810,571
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.614% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	810,000	785,867
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.53% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	1,650,000	1,638,869
ONE Mortgage Trust Series 2021-PARK Class A†	5.134% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	1,060,000	1,045,484
RIDE Series 2025-SHRE Class A†	5.075%	#(q)	2/14/2047	1,430,000	1,445,510
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	710,000	726,350
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	1,160,000	1,198,771
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	2,260,000	2,389,479
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.711% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	730,000	727,372
SHOW Trust Series 2022-BIZ Class A†	7.306% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	3,480,744
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.32% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	750,000	744,829
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.96% (1 mo. USD Term SOFR + 2.64%	)#	3/15/2042	1,640,000	1,626,325

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.912% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	$800,000	$800,340
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.311% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	450,000	449,293
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	6.452% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	710,000	710,280
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	1,509,971	1,530,736
WB Commercial Mortgage Trust Series 2024-HQ Class A†	5.541%	#(q)	3/15/2040	1,830,000	1,836,760
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.01% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	1,980,000	1,972,425
Total Non-Agency Commercial Mortgage-Backed Securities (cost $66,040,656)					63,611,604

	Dividend Rate			Shares

PREFERRED STOCKS 0.09%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			156,880	3,138

Transportation Infrastructure 0.09%
ACBL Holdings Corp.	Zero Coupon			16,904	1,073,404
Total Preferred Stocks (cost $437,307)					1,076,542
Total Long-Term Investments (cost $1,224,634,675)					1,216,769,664

	Interest Rate			Principal Amount‡

SHORT-TERM INVESTMENTS 6.49%

U.S. TREASURY OBLIGATIONS 2.28%
U.S. Treasury Bills (Cost $25,972,505)	Zero Coupon		6/5/2025	$26,171,000	25,973,009

REPURCHASE AGREEMENTS 2.11%
Repurchase Agreement dated 3/31/2025, 4.340% due 4/1/2025 with JPMorgan Securities LLC collateralized by $14,835,000 of U.S. Treasury Note at 1.875% due 2/28/2029; value: $13,778,000; proceeds: $13,779,661 (cost $13,778,000)				13,778,000	13,778,000

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 3/31/2025, 4.350% due 4/1/2025 with JPMorgan Securities LLC collateralized by $2,267,500 of U.S. Treasury Bill at 4.250% due 12/31/2025; value: $2,293,000; proceeds: $2,293,277 (cost $2,293,000)			$2,293,000	$2,293,000
Repurchase Agreement dated 3/31/2025, 4.310% due 4/1/2025 with TD Securities (USA) LLC collateralized by $2,898,500 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $2,942,857; proceeds: $2,884,345 (cost $2,884,000)			2,884,000	2,884,000
Repurchase Agreement dated 3/31/2025, 4.350% due 4/1/2025 with TD Securities (USA) LLC collateralized by $5,070,400 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $5,147,959; proceeds: $5,045,610 (cost $5,045,000)			5,045,000	5,045,000
Total Repurchase Agreements (cost $24,000,000)				24,000,000

TIME DEPOSITS 0.21%
CitiBank N.A.(r) (cost $2,397,849)			2,397,849	2,397,849

			Shares

MONEY MARKET FUNDS 1.89%
Fidelity Government Portfolio(r) (cost $21,580,638)			21,580,638	21,580,638
Total Short-Term Investments (cost $73,950,992)				73,951,496
Total Investments in Securities 113.20% (cost $1,298,585,667)				1,290,721,160
Less Unfunded Loan Commitments (0.07%) (cost $916,936)				(846,972)
Net Investments in Securities 113.13% (cost $1,297,668,731)				1,289,874,188
Other Assets and Liabilities – Net(s) (13.13)%				(149,656,768)
Net Assets 100.00%				$1,140,217,420

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $654,086,988, which represents 57.37% of net assets.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Foreign security traded in U.S. dollars.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Securities purchased on a when-issued basis.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2025.
(j)	Security partially/fully unfunded.
(k)	Interest Rate to be determined.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Affiliated funds.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $8,467,046 or 0.74% of net assets.
(p)	Fund is a business development company (“BDC”) under the Investment Company Act of 1940.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$1,392,911	$9,237	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089	18,615
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	10,000,000	40,480
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$68,332

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	$4,373,000	$(134,223)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000	(275,505)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(409,728)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $3,131, which includes upfront payment of $6,106. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Forward Foreign Currency Exchange Contracts at March 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Barclays Bank plc	6/27/2025	139,000	$178,923	$179,540	$617
Euro	Buy	Barclays Bank plc	5/23/2025	205,000	215,674	222,290	6,616
Euro	Buy	Morgan Stanley	5/23/2025	72,000	75,816	78,073	2,257
Euro	Buy	Morgan Stanley	5/23/2025	202,000	210,459	219,037	8,578
Euro	Buy	Morgan Stanley	5/23/2025	202,000	215,223	219,037	3,814
Euro	Buy	Morgan Stanley	5/23/2025	538,000	582,534	583,376	842
Swedish krona	Buy	Barclays Bank plc	5/28/2025	1,118,000	110,773	111,598	825
Swedish krona	Buy	Morgan Stanley	5/28/2025	554,000	54,891	55,300	409
British pound	Sell	Barclays Bank plc	6/27/2025	38,000	49,264	49,083	181
British pound	Sell	Barclays Bank plc	6/27/2025	347,000	451,082	448,203	2,879
British pound	Sell	State Street Bank and Trust	6/27/2025	2,904,000	3,752,346	3,750,956	1,390
Euro	Sell	State Street Bank and Trust	5/23/2025	281,000	306,939	304,700	2,239
Euro	Sell	State Street Bank and Trust	5/23/2025	258,000	280,993	279,760	1,233
Swedish krona	Sell	Citibank	5/28/2025	1,416,000	142,477	141,344	1,133
Swedish krona	Sell	State Street Bank and Trust	5/28/2025	751,000	75,423	74,964	459
Swiss franc	Sell	Barclays Bank plc	6/6/2025	81,000	92,988	92,265	723
Swiss franc	Sell	State Street Bank and Trust	6/6/2025	78,000	89,371	88,848	523
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$34,718

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	6/27/2025	33,000	$42,767	$42,625	$(142)
Euro	Buy	Morgan Stanley	5/23/2025	325,000	352,419	352,411	(8)
Euro	Buy	Morgan Stanley	5/23/2025	289,000	314,359	313,375	(984)
Euro	Buy	Morgan Stanley	5/23/2025	113,000	123,041	122,531	(510)
Swiss franc	Buy	Morgan Stanley	6/6/2025	521,000	595,501	593,457	(2,044)
Swiss franc	Buy	State Street Bank and Trust	6/6/2025	138,000	157,802	157,192	(610)
Swiss franc	Buy	State Street Bank and Trust	6/6/2025	987,000	1,127,427	1,124,264	(3,163)
Euro	Sell	Morgan Stanley	5/23/2025	198,000	208,070	214,700	(6,630)
Euro	Sell	State Street Bank and Trust	5/23/2025	5,220,000	5,479,382	5,660,262	(180,880)
Euro	Sell	State Street Bank and Trust	5/23/2025	270,000	283,329	292,772	(9,443)
Euro	Sell	State Street Bank and Trust	5/23/2025	255,000	268,897	276,507	(7,610)
Euro	Sell	State Street Bank and Trust	5/23/2025	195,000	205,338	211,447	(6,109)
Euro	Sell	State Street Bank and Trust	5/23/2025	110,000	119,124	119,278	(154)
Norwegian krone	Sell	Citibank	6/26/2025	2,181,000	206,726	207,299	(573)
Norwegian krone	Sell	Citibank	6/26/2025	3,340,000	316,545	317,459	(914)
Norwegian krone	Sell	Citibank	6/26/2025	1,595,000	151,126	151,601	(475)
Norwegian krone	Sell	State Street Bank and Trust	6/26/2025	495,000	47,012	47,049	(37)
Swedish krona	Sell	Citibank	5/28/2025	3,787,000	372,937	378,015	(5,078)
Swedish krona	Sell	Morgan Stanley	5/28/2025	3,119,000	291,626	311,336	(19,710)
Swedish krona	Sell	Morgan Stanley	5/28/2025	3,137,000	293,035	313,133	(20,098)
Swedish krona	Sell	Morgan Stanley	5/28/2025	3,415,000	336,271	340,882	(4,611)
Swedish krona	Sell	Morgan Stanley	5/28/2025	1,732,000	171,162	172,887	(1,725)
Swedish krona	Sell	Morgan Stanley	5/28/2025	2,537,000	252,904	253,241	(337)
Swedish krona	Sell	Morgan Stanley	5/28/2025	1,012,000	100,342	101,017	(675)
Swedish krona	Sell	Morgan Stanley	5/28/2025	774,000	77,074	77,260	(186)
Swedish krona	Sell	State Street Bank and Trust	5/28/2025	2,462,000	243,902	245,755	(1,853)
Swiss franc	Sell	State Street Bank and Trust	6/6/2025	2,773,000	3,134,442	3,158,647	(24,205)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(298,764)

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2025	330	Long	$37,538,784	$37,661,250	$122,466
U.S. 2-Year Treasury Note	June 2025	859	Long	177,750,180	177,960,641	210,461
U.S. 5-Year Treasury Note	June 2025	210	Long	22,594,836	22,712,813	117,977
U.S. Long Bond	June 2025	220	Long	25,657,457	25,801,875	144,418
U.S. Ultra Treasury Bond	June 2025	180	Long	21,978,724	22,005,000	26,276
Total Unrealized Appreciation on Futures Contracts						$621,598

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$18,243,043	$1,177,937	$19,420,980
Remaining Industries	–	5,862,499	–	5,862,499
Common Stocks
Aerospace & Defense	2,860,927	2,236,965	–	5,097,892
Air Freight & Logistics	–	1,538,847	–	1,538,847
Automobile Components	–	621,981	–	621,981
Chemicals	965,280	681,047	–	1,646,327
Construction Materials	–	1,013,235	–	1,013,235
Electric: Utilities	–	82,880	–	82,880
Industrial Conglomerates	–	1,133,946	–	1,133,946
Interactive Media & Services	–	1,067,062	–	1,067,062
Machinery	572,825	1,143,345	–	1,716,170
Miscellaneous Financials	–	300,849	–	300,849
Personal Care Products	–	617,119	–	617,119
Specialty Retail	1,221,991	160	–	1,222,151
Textiles, Apparel & Luxury Goods	–	2,282,365	–	2,282,365
Transportation Infrastructure	–	115,444	–	115,444
Remaining Industries	35,093,253	–	–	35,093,253
Corporate Bonds
Savings & Loans	–	–	–	–
Remaining Industries	–	830,694,325	–	830,694,325
Floating Rate Loans
Personal & Household Products	–	–	9,653	9,653
Remaining Industries	–	45,650,701	–	45,650,701
Less Unfunded Loan Commitments	–	(846,972)	–	(846,972)
Foreign Government Obligations	–	45,088,856	–	45,088,856
Government Sponsored Enterprises Pass-Throughs	–	140,129,204	–	140,129,204
Investments in Underlying Funds	–	8,467,046	–	8,467,046
Municipal Bonds	–	3,208,733	–	3,208,733
Non-Agency Commercial Mortgage-Backed Securities	–	63,611,604	–	63,611,604
Preferred Stocks	–	1,076,542	–	1,076,542
Short-Term Investments
U.S. Treasury Obligations	–	25,973,009	–	25,973,009
Repurchase Agreements	–	24,000,000	–	24,000,000
Time Deposits	–	2,397,849	–	2,397,849
Money Market Funds	21,580,638	–	–	21,580,638
Total	$62,294,914	$1,226,391,684	$1,187,590	$1,289,874,188

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – BOND DEBENTURE PORTFOLIO March 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$68,332	$–	$68,332
Liabilities	–	(409,728)	–	(409,728)
Forward Foreign Currency Exchange Contracts
Assets	–	34,718	–	34,718
Liabilities	–	(298,764)	–	(298,764)
Futures Contracts
Assets	621,598	–	–	621,598
Liabilities	–	–	–	–
Total	$621,598	$(605,442)	$–	$16,156

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.79%

COMMON STOCKS 96.79%

Aerospace & Defense 4.68%
Karman Holdings, Inc.*	9,542	$318,894
Kratos Defense & Security Solutions, Inc.*	15,833	470,082
Leonardo DRS, Inc.	12,759	419,516
Loar Holdings, Inc.*	12,945	914,564
Rocket Lab USA, Inc.*	21,208	379,199
Total		2,502,255

Automobile Components 0.69%
Modine Manufacturing Co.*	4,799	368,323

Beverages 1.82%
Primo Brands Corp.	27,378	971,645

Biotechnology 15.02%
ADMA Biologics, Inc.*	47,200	936,448
Akero Therapeutics, Inc.*	11,198	453,295
Arcellx, Inc.*	9,169	601,486
Blueprint Medicines Corp.*	5,100	451,401
Bridgebio Pharma, Inc.*	18,207	629,416
Insmed, Inc.*	12,728	971,019
Janux Therapeutics, Inc.*	10,440	281,880
Krystal Biotech, Inc.*	3,200	576,960
Madrigal Pharmaceuticals, Inc.*	2,519	834,368
Mirum Pharmaceuticals, Inc.*	8,692	391,575
Natera, Inc.*	5,373	759,796
Nuvalent, Inc. Class A*	3,895	276,233
Revolution Medicines, Inc.*	7,794	275,596
Scholar Rock Holding Corp.*	7,867	252,924
SpringWorks Therapeutics, Inc.*	7,913	349,201
Total		8,041,598

Broadline Retail 3.21%
Global-e Online Ltd. (Israel)*(a)	15,024	535,605
Ollie’s Bargain Outlet Holdings, Inc.*	10,161	1,182,334
Total		1,717,939

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Capital Markets 3.69%
Evercore, Inc. Class A	2,367	$472,737
Piper Sandler Cos.	3,804	942,099
StoneX Group, Inc.*	7,342	560,782
Total		1,975,618

Construction & Engineering 4.60%
Comfort Systems USA, Inc.	1,660	535,068
Construction Partners, Inc. Class A*	7,705	553,758
IES Holdings, Inc.*	2,196	362,582
MasTec, Inc.*	5,913	690,106
Primoris Services Corp.	5,600	321,496
Total		2,463,010

Consumer Staples Distribution & Retail 2.74%
Maplebear, Inc.*	14,324	571,384
Sprouts Farmers Market, Inc.*	5,857	894,013
Total		1,465,397

Diversified Consumer Services 6.97%
Adtalem Global Education, Inc.*	8,703	875,870
Duolingo, Inc.*	1,987	617,043
Stride, Inc.*	9,042	1,143,813
Universal Technical Institute, Inc.*	42,567	1,093,120
Total		3,729,846

Electronic Equipment, Instruments & Components 1.74%
Fabrinet (Thailand)*(a)	1,772	349,988
Mirion Technologies, Inc.*	40,012	580,174
Total		930,162

Financial Services 1.44%
Remitly Global, Inc.*	37,128	772,262

Food Products 0.54%
Vital Farms, Inc.*	9,512	289,831

Health Care Equipment & Supplies 4.01%
Glaukos Corp.*	5,414	532,846
iRhythm Technologies, Inc.*	5,511	576,892
Penumbra, Inc.*	2,128	569,048
PROCEPT BioRobotics Corp.*	8,031	467,886
Total		2,146,672

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Health Care Providers & Services 2.57%
GeneDx Holdings Corp.*	5,776	$511,552
Guardant Health, Inc.*	20,307	865,078
Total		1,376,630

Health Care Technology 3.73%
Doximity, Inc. Class A*	16,149	937,127
Waystar Holding Corp.*	28,420	1,061,771
Total		1,998,898

Hotels, Restaurants & Leisure 6.74%
Cava Group, Inc.*	7,256	626,991
Dutch Bros, Inc. Class A*	11,632	718,160
Life Time Group Holdings, Inc.*	34,068	1,028,853
MakeMyTrip Ltd. (India)*(a)	5,684	556,975
Planet Fitness, Inc. Class A*	6,024	581,979
Shake Shack, Inc. Class A*	172	15,165
Sweetgreen, Inc. Class A*	3,185	79,689
Total		3,607,812

Information Technology Services 2.48%
GDS Holdings Ltd. ADR*(b)	15,664	396,769
Wix.com Ltd. (Israel)*(a)	5,700	931,266
Total		1,328,035

Interactive Media & Services 1.07%
Reddit, Inc. Class A*	5,460	572,754

Machinery 1.58%
Crane Co.	5,526	846,473

Metals & Mining 0.57%
Carpenter Technology Corp.	1,670	302,571

Personal Care Products 1.08%
BellRing Brands, Inc.*	7,755	577,437

Pharmaceuticals 3.02%
Tarsus Pharmaceuticals, Inc.*	16,106	827,365
Verona Pharma PLC ADR*	12,422	788,673
Total		1,616,038

Professional Services 1.06%
ExlService Holdings, Inc.*	12,001	566,567

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 4.57%
Astera Labs, Inc.*	9,988	$595,984
Credo Technology Group Holding Ltd.*	14,212	570,754
MACOM Technology Solutions Holdings, Inc.*	4,001	401,620
Nova Ltd. (Israel)*(a)	2,732	503,590
Rambus, Inc.*	7,275	376,663
Total		2,448,611

Software 16.50%
Clearwater Analytics Holdings, Inc. Class A*	33,427	895,844
CyberArk Software Ltd. (Israel)*(a)	4,603	1,555,814
Descartes Systems Group, Inc. (Canada)*(a)	2,702	272,443
Gitlab, Inc. Class A*	11,360	533,920
Guidewire Software, Inc.*	6,074	1,138,025
Intapp, Inc.*	13,791	805,118
Klaviyo, Inc. Class A*	28,386	858,960
Monday.com Ltd. (Israel)*(a)	2,014	489,724
Procore Technologies, Inc.*	3,991	263,486
Q2 Holdings, Inc.*	11,930	954,519
ServiceTitan, Inc. Class A*(b)	3,188	303,211
Unity Software, Inc.*	13,001	254,690
Vertex, Inc. Class A*	7,985	279,555
Weave Communications, Inc.*	20,203	224,051
Total		8,829,360

Trading Companies & Distributors 0.67%
FTAI Aviation Ltd.	3,215	356,961
Total Common Stocks (cost $49,695,276)		51,802,705

	Principal Amount

SHORT-TERM INVESTMENTS 3.07%

REPURCHASE AGREEMENTS 1.96%

Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $1,059,300 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $1,071,949; proceeds: $1,050,897 (cost $1,050,837)	$1,050,837	1,050,837

TIME DEPOSITS 0.11%
CitiBank N.A.(c) (cost $59,079)	59,079	59,079

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – DEVELOPING GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
MONEY MARKET FUNDS 1.00%
Fidelity Government Portfolio(c) (cost $531,712)	531,712	$531,712
Total Short-Term Investments (cost $1,641,628)		1,641,628
Total Investments in Securities 99.86% (cost $51,336,904)		53,444,333
Other Assets and Liabilities – Net 0.14%		76,537
Net Assets 100.00%		$53,520,870

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$51,802,705	$–	$–	$51,802,705
Short-Term Investments
Repurchase Agreements	–	1,050,837	–	1,050,837
Time Deposits	–	59,079	–	59,079
Money Market Funds	531,712	–	–	531,712
Total	$52,334,417	$1,109,916	$–	$53,444,333

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.37%

COMMON STOCKS 99.37%

Aerospace & Defense 0.63%
Northrop Grumman Corp.	2,072	$1,060,885

Banks 5.26%
Bank of America Corp.	81,743	3,411,135
JPMorgan Chase & Co.	22,267	5,462,095
Total		8,873,230

Beverages 1.89%
Coca-Cola Co.	44,403	3,180,143

Biotechnology 2.35%
AbbVie, Inc.	18,869	3,953,433

Building Products 0.75%
Allegion PLC (Ireland)(a)	9,689	1,264,027

Capital Markets 7.76%
Ameriprise Financial, Inc.	3,663	1,773,295
ARES Management Corp. Class A	6,388	936,544
Charles Schwab Corp.	49,782	3,896,935
Morgan Stanley	32,008	3,734,373
S&P Global, Inc.	5,377	2,732,054
Total		13,073,201

Chemicals 2.88%
Linde PLC	6,296	2,931,669
Sherwin-Williams Co.	5,526	1,929,624
Total		4,861,293

Construction Materials 1.91%
CRH PLC	36,591	3,218,910

Consumer Staples Distribution & Retail 4.30%
Costco Wholesale Corp.	2,973	2,811,804
Walmart, Inc.	50,432	4,427,425
Total		7,239,229

Distributors 0.51%
Pool Corp.	2,708	862,092

Electric: Utilities 2.40%
Entergy Corp.	23,394	1,999,953
NextEra Energy, Inc.	28,756	2,038,513
Total		4,038,466

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Electrical Equipment 0.31%
Eaton Corp. PLC	1,924	$523,001

Financial Services 2.70%
Mastercard, Inc. Class A	8,314	4,557,070

Ground Transportation 1.37%
Old Dominion Freight Line, Inc.	13,966	2,310,675

Health Care Equipment & Supplies 2.43%
Abbott Laboratories	30,826	4,089,069

Health Care Providers & Services 2.22%
UnitedHealth Group, Inc.	7,144	3,741,670

Hotels, Restaurants & Leisure 1.51%
McDonald’s Corp.	8,163	2,549,876

Information Technology Services 1.78%
Accenture PLC Class A (Ireland)(a)	9,618	3,001,201

Insurance 4.62%
Allstate Corp.	3,962	820,411
Arthur J Gallagher & Co.	11,832	4,084,880
Chubb Ltd. (Switzerland)(a)	9,536	2,879,777
Total		7,785,068

Life Sciences Tools & Services 0.83%
Danaher Corp.	6,799	1,393,795

Machinery 2.89%
Cummins, Inc.	2,666	835,631
Parker-Hannifin Corp.	6,629	4,029,438
Total		4,865,069

Metals & Mining 0.62%
Steel Dynamics, Inc.	8,352	1,044,668

Multi-Utilities 1.67%
CMS Energy Corp.	37,490	2,815,874

Oil, Gas & Consumable Fuels 4.80%
Enbridge, Inc. (Canada)(a)	63,034	2,793,036
Exxon Mobil Corp.	44,475	5,289,412
Total		8,082,448

Pharmaceuticals 4.88%
Eli Lilly & Co.	4,319	3,567,105
Johnson & Johnson	28,114	4,662,426
Total		8,229,531

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Professional Services 0.75%
Verisk Analytics, Inc.	4,264	$1,269,052

Semiconductors & Semiconductor Equipment 11.98%
Analog Devices, Inc.	13,873	2,797,768
Broadcom, Inc.	32,284	5,405,310
Lam Research Corp.	33,363	2,425,490
NVIDIA Corp.	63,673	6,900,880
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,047	2,663,802
Total		20,193,250

Software 10.12%
Microsoft Corp.	33,324	12,509,496
Oracle Corp.	14,827	2,072,963
Roper Technologies, Inc.	4,205	2,479,184
Total		17,061,643

Specialty Retail 4.64%
Home Depot, Inc.	4,561	1,671,561
Lowe’s Cos., Inc.	10,382	2,421,394
TJX Cos., Inc.	30,591	3,725,983
Total		7,818,938

Technology Hardware, Storage & Peripherals 4.50%
Apple, Inc.	34,164	7,588,849

Tobacco 3.13%
Philip Morris International, Inc.	33,186	5,267,614

Trading Companies & Distributors 0.98%
Watsco, Inc.	3,260	1,657,058
Total Common Stocks (cost $131,685,656)		167,470,328

	Principal Amount

SHORT-TERM INVESTMENTS 0.66%

REPURCHASE AGREEMENTS 0.66%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $1,175,400 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $1,125,480; proceeds: $1,103,324 (cost $1,103,261)	$1,103,261	1,103,261
Total Investments in Securities 100.03% (cost $132,788,917)		168,573,589
Other Assets and Liabilities – Net (0.03)%		(44,267)
Net Assets 100.00%		$168,529,322

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – DIVIDEND GROWTH PORTFOLIO March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$167,470,328	$–	$–	$167,470,328
Short-Term Investments
Repurchase Agreements	–	1,103,261	–	1,103,261
Total	$167,470,328	$1,103,261	$–	$168,573,589

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.60%

COMMON STOCKS 98.60%

Aerospace & Defense 4.50%
Boeing Co.*	21,440	$3,656,592
RTX Corp.	35,526	4,705,774
Total		8,362,366

Banks 6.11%
JPMorgan Chase & Co.	30,464	7,472,819
Wells Fargo & Co.	53,775	3,860,507
Total		11,333,326

Beverages 2.04%
Carlsberg AS Class B(a)	25,606	3,241,149
Coca-Cola Consolidated, Inc.	403	544,050
Total		3,785,199

Biotechnology 5.42%
AbbVie, Inc.	19,197	4,022,155
Gilead Sciences, Inc.	32,970	3,694,289
United Therapeutics Corp.*	7,587	2,338,844
Total		10,055,288

Building Products 2.02%
Allegion PLC (Ireland)(b)	28,785	3,755,291

Capital Markets 7.86%
Charles Schwab Corp.	58,214	4,556,992
KKR & Co., Inc.	19,157	2,214,741
Morgan Stanley	20,046	2,338,767
Nasdaq, Inc.	34,798	2,639,776
SEI Investments Co.	36,492	2,832,874
Total		14,583,150

Chemicals 1.37%
Avient Corp.	68,268	2,536,839

Construction & Engineering 1.46%
EMCOR Group, Inc.	7,316	2,704,213

Construction Materials 1.43%
CRH PLC	30,212	2,657,750

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.78%
BJ’s Wholesale Club Holdings, Inc.*	28,925	$3,300,342

Electric: Utilities 2.75%
Entergy Corp.	37,796	3,231,180
IDACORP, Inc.	16,090	1,869,980
Total		5,101,160

Electronic Equipment, Instruments & Components 5.23%
Jabil, Inc.	19,950	2,714,596
Keysight Technologies, Inc.*	15,580	2,333,417
Littelfuse, Inc.	10,490	2,063,803
TD SYNNEX Corp.	24,887	2,587,252
Total		9,699,068

Financial Services 1.84%
Fiserv, Inc.*	15,506	3,424,190

Ground Transportation 1.43%
Saia, Inc.*	7,610	2,659,162

Health Care Equipment & Supplies 1.01%
Globus Medical, Inc. Class A*	25,500	1,866,600

Health Care Providers & Services 3.79%
Labcorp Holdings, Inc.	15,582	3,626,555
UnitedHealth Group, Inc.	6,499	3,403,851
Total		7,030,406

Industrial REITS 1.60%
Prologis, Inc.	26,517	2,964,335

Insurance 10.98%
Aon PLC Class A (United Kingdom)(b)	11,567	4,616,274
Arch Capital Group Ltd.	41,863	4,026,384
Arthur J Gallagher & Co.	12,400	4,280,976
Kemper Corp.	58,099	3,883,918
RenaissanceRe Holdings Ltd.	14,896	3,575,040
Total		20,382,592

Interactive Media & Services 2.63%
Alphabet, Inc. Class A	31,550	4,878,892

Life Sciences Tools & Services 1.06%
Thermo Fisher Scientific, Inc.	3,950	1,965,520

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Machinery 3.25%
AGCO Corp.	29,510	$2,731,741
Parker-Hannifin Corp.	5,446	3,310,351
Total		6,042,092

Metals & Mining 1.47%
Steel Dynamics, Inc.	21,849	2,732,873

Multi-Utilities 1.89%
CMS Energy Corp.	46,690	3,506,886

Oil, Gas & Consumable Fuels 6.66%
Expand Energy Corp.	35,079	3,904,994
Permian Resources Corp.	202,070	2,798,670
Shell PLC ADR	55,495	4,066,674
Williams Cos., Inc.	26,503	1,583,819
Total		12,354,157

Professional Services 2.81%
CACI International, Inc. Class A*	5,137	1,884,868
Genpact Ltd.	66,064	3,328,304
Total		5,213,172

Real Estate Management & Development 1.48%
CBRE Group, Inc. Class A*	21,024	2,749,519

Semiconductors & Semiconductor Equipment 3.14%
Silicon Motion Technology Corp. ADR	53,348	2,697,275
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,869	3,132,254
Total		5,829,529

Software 1.96%
Microsoft Corp.	9,709	3,644,662

Specialty Retail 5.07%
AutoZone, Inc.*	965	3,679,333
Best Buy Co., Inc.	25,533	1,879,484
Lowe’s Cos., Inc.	16,499	3,848,062
Total		9,406,879

Technology Hardware, Storage & Peripherals 1.46%
NetApp, Inc.	30,949	2,718,560

Textiles, Apparel & Luxury Goods 1.20%
Ralph Lauren Corp.	10,075	2,223,955

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – FUNDAMENTAL EQUITY PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Trading Companies & Distributors 1.90%
AerCap Holdings NV (Ireland)(b)	34,565	$3,531,506
Total Common Stocks (cost $157,469,926)		182,999,479

	Principal Amount

SHORT-TERM INVESTMENTS 0.18%

REPURCHASE AGREEMENTS 0.18%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $360,400 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $345,129; proceeds: $338,266 (cost $338,246)	$338,246	338,246
Total Investments in Securities 98.78% (cost $157,808,172)		183,337,725
Other Assets and Liabilities – Net 1.22%		2,268,808
Net Assets 100.00%		$185,606,533

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$544,050	$3,241,149	$–	$3,785,199
Remaining Industries	179,214,280	–	–	179,214,280
Short-Term Investments
Repurchase Agreements	–	338,246	–	338,246
Total	$179,758,330	$3,579,395	$–	$183,337,725

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.29%

COMMON STOCKS 99.29%

Aerospace & Defense 4.52%
Boeing Co.*	55,567	$9,476,952
RTX Corp.	89,867	11,903,783
Total		21,380,735

Banks 6.41%
JPMorgan Chase & Co.	79,578	19,520,483
Wells Fargo & Co.	150,145	10,778,910
Total		30,299,393

Beverages 1.71%
Carlsberg AS Class B(a)	64,026	8,104,264

Biotechnology 5.59%
AbbVie, Inc.	53,557	11,221,263
Gilead Sciences, Inc.	83,110	9,312,475
United Therapeutics Corp.*	19,113	5,891,965
Total		26,425,703

Building Products 3.21%
Allegion PLC (Ireland)(b)	69,187	9,026,136
Masco Corp.	88,481	6,152,969
Total		15,179,105

Capital Markets 6.38%
Charles Schwab Corp.	153,122	11,986,390
KKR & Co., Inc.	48,252	5,578,414
Morgan Stanley	51,125	5,964,754
Nasdaq, Inc.	87,719	6,654,363
Total		30,183,921

Construction & Engineering 1.44%
EMCOR Group, Inc.	18,467	6,825,957

Construction Materials 1.49%
CRH PLC	80,276	7,061,880

Consumer Finance 0.97%
American Express Co.	17,050	4,587,302

Consumer Staples Distribution & Retail 2.04%
BJ’s Wholesale Club Holdings, Inc.*	84,358	9,625,248

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Electric: Utilities 3.51%
Entergy Corp.	79,544	$6,800,216
FirstEnergy Corp.	119,043	4,811,718
NextEra Energy, Inc.	70,665	5,009,442
Total		16,621,376

Electronic Equipment, Instruments & Components 4.09%
Jabil, Inc.	48,490	6,598,034
Keysight Technologies, Inc.*	39,010	5,842,528
TD SYNNEX Corp.	66,367	6,899,513
Total		19,340,075

Energy Equipment & Services 1.00%
Schlumberger NV	112,634	4,708,101

Financial Services 1.82%
Fiserv, Inc.*	38,908	8,592,054

Health Care Equipment & Supplies 1.60%
Becton Dickinson & Co.	33,011	7,561,500

Health Care Providers & Services 5.90%
Labcorp Holdings, Inc.	40,993	9,540,711
McKesson Corp.	14,465	9,734,800
UnitedHealth Group, Inc.	16,506	8,645,018
Total		27,920,529

Industrial REITS 1.56%
Prologis, Inc.	66,182	7,398,486

Insurance 10.33%
Allstate Corp.	39,736	8,228,133
Aon PLC Class A (United Kingdom)(b)	26,874	10,725,145
Arch Capital Group Ltd.	98,466	9,470,460
Arthur J Gallagher & Co.	32,062	11,069,085
RenaissanceRe Holdings Ltd.	38,924	9,341,760
Total		48,834,583

Interactive Media & Services 2.63%
Alphabet, Inc. Class A	80,515	12,450,840

Life Sciences Tools & Services 1.28%
Thermo Fisher Scientific, Inc.	12,168	6,054,797

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Machinery 4.76%
AGCO Corp.	78,720	$7,287,110
Cummins, Inc.	22,081	6,921,069
Parker-Hannifin Corp.	13,632	8,286,211
Total		22,494,390

Metals & Mining 1.64%
Steel Dynamics, Inc.	61,831	7,733,821

Multi-Utilities 1.77%
CMS Energy Corp.	111,280	8,358,241

Oil, Gas & Consumable Fuels 6.86%
Diamondback Energy, Inc.	51,819	8,284,822
Expand Energy Corp.	77,494	8,626,632
Shell PLC ADR	156,943	11,500,783
Williams Cos., Inc.	67,592	4,039,298
Total		32,451,535

Pharmaceuticals 0.99%
Teva Pharmaceutical Industries Ltd. ADR*	306,125	4,705,141

Real Estate Management & Development 1.55%
CBRE Group, Inc. Class A*	56,060	7,331,527

Semiconductors & Semiconductor Equipment 2.91%
KLA Corp.	8,627	5,864,634
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	47,515	7,887,490
Total		13,752,124

Software 2.04%
Microsoft Corp.	25,665	9,634,384

Specialty Retail 4.68%
AutoZone, Inc.*	2,410	9,188,800
Best Buy Co., Inc.	65,114	4,793,042
Lowe’s Cos., Inc.	34,880	8,135,062
Total		22,116,904

Technology Hardware, Storage & Peripherals 1.45%
NetApp, Inc.	78,088	6,859,250

Textiles, Apparel & Luxury Goods 1.28%
Ralph Lauren Corp.	27,339	6,034,811

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH AND INCOME PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Trading Companies & Distributors 1.88%
AerCap Holdings NV (Ireland)(b)	87,097	$8,898,700
Total Common Stocks (cost $351,361,477)		469,526,677

	Principal Amount

SHORT-TERM INVESTMENTS 0.71%

REPURCHASE AGREEMENTS 0.71%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $3,570,200 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $3,418,386; proceeds: $3,351,455 (cost $3,351,264)	$3,351,264	3,351,264
Total Investments in Securities 100.00% (cost $354,712,741)		472,877,941
Other Assets and Liabilities – Net (0.00)%		(8,757)
Net Assets 100.00%		$472,869,184

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$8,104,264	$–	$8,104,264
Remaining Industries	461,422,413	–	–	461,422,413
Short-Term Investments
Repurchase Agreements	–	3,351,264	–	3,351,264
Total	$461,422,413	$11,455,528	$–	$472,877,941

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.46%

COMMON STOCKS 98.46%

Aerospace & Defense 6.05%
Axon Enterprise, Inc.*	3,221	$1,694,085
Howmet Aerospace, Inc.	4,942	641,126
Loar Holdings, Inc.*	4,669	329,865
TransDigm Group, Inc.	328	453,719
Total		3,118,795

Biotechnology 9.15%
Arcellx, Inc.*	7,208	472,845
Argenx SE ADR*	1,879	1,112,114
Blueprint Medicines Corp.*	4,465	395,197
Insmed, Inc.*	10,843	827,213
Natera, Inc.*	11,503	1,626,639
Summit Therapeutics, Inc.*(a)	14,669	282,965
Total		4,716,973

Broadline Retail 1.51%
MercadoLibre, Inc. (Uruguay)*(b)	399	778,397

Capital Markets 10.59%
ARES Management Corp. Class A	7,329	1,074,505
Coinbase Global, Inc. Class A*	2,029	349,455
Evercore, Inc. Class A	1,293	258,238
Interactive Brokers Group, Inc. Class A	3,102	513,660
Jefferies Financial Group, Inc.	7,170	384,097
Piper Sandler Cos.	1,237	306,355
Raymond James Financial, Inc.	3,796	527,302
Robinhood Markets, Inc. Class A*	19,641	817,459
Tradeweb Markets, Inc. Class A	8,268	1,227,467
Total		5,458,538

Construction & Engineering 3.37%
Comfort Systems USA, Inc.	1,598	515,083
EMCOR Group, Inc.	1,518	561,099
MasTec, Inc.*	3,096	361,334
Quanta Services, Inc.	1,177	299,170
Total		1,736,686

Consumer Staples Distribution & Retail 1.40%
Maplebear, Inc.*	18,102	722,089

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Diversified Consumer Services 2.73%
Duolingo, Inc.*	2,845	$883,486
Stride, Inc.*	4,134	522,951
Total		1,406,437

Electrical Equipment 0.65%
Vertiv Holdings Co. Class A	4,625	333,925

Entertainment 9.84%
Liberty Media Corp.-Liberty Formula One Class A*	7,634	621,942
Live Nation Entertainment, Inc.*	6,873	897,476
Sea Ltd. ADR*	10,128	1,321,603
Spotify Technology SA (Sweden)*(b)	3,212	1,766,696
TKO Group Holdings, Inc.	3,058	467,293
Total		5,075,010

Financial Services 3.47%
Affirm Holdings, Inc.*	17,832	805,828
Toast, Inc. Class A*	29,696	985,016
Total		1,790,844

Ground Transportation 0.98%
Saia, Inc.*	716	250,192
XPO, Inc.*	2,388	256,901
Total		507,093

Health Care Equipment & Supplies 4.14%
Glaukos Corp.*	5,248	516,508
Insulet Corp.*	4,526	1,188,573
Penumbra, Inc.*	1,605	429,193
Total		2,134,274

Health Care Technology 1.47%
Doximity, Inc. Class A*	6,304	365,821
Veeva Systems, Inc. Class A*	1,683	389,833
Total		755,654

Hotels, Restaurants & Leisure 5.58%
Cava Group, Inc.*	5,826	503,425
DoorDash, Inc. Class A*	7,516	1,373,699
Royal Caribbean Cruises Ltd.	4,864	999,260
Total		2,876,384

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Information Technology Services 3.53%
Cloudflare, Inc. Class A*	9,504	$1,071,006
Wix.com Ltd. (Israel)*(b)	4,579	748,117
Total		1,819,123

Interactive Media & Services 2.07%
Reddit, Inc. Class A*	10,161	1,065,889

Machinery 1.15%
Crane Co.	3,867	592,347

Semiconductors & Semiconductor Equipment 1.54%
Astera Labs, Inc.*	7,890	470,796
Nova Ltd. (Israel)*(b)	1,766	325,527
Total		796,323

Software 24.00%
AppLovin Corp. Class A*	5,307	1,406,196
Aurora Innovation, Inc.*	36,603	246,155
CyberArk Software Ltd. (Israel)*(b)	4,894	1,654,172
Docusign, Inc.*	6,116	497,842
Gitlab, Inc. Class A*	10,140	476,580
Guidewire Software, Inc.*	5,415	1,014,555
HubSpot, Inc.*	2,228	1,272,834
Klaviyo, Inc. Class A*	20,428	618,151
Monday.com Ltd. (Israel)*(b)	2,133	518,660
Nutanix, Inc. Class A*	7,737	540,120
Palantir Technologies, Inc. Class A*	32,179	2,715,908
Samsara, Inc. Class A*	12,531	480,313
Tyler Technologies, Inc.*	1,604	932,550
Total		12,374,036

Specialty Retail 2.71%
Carvana Co.*	6,672	1,394,982

Technology Hardware, Storage & Peripherals 0.62%
Pure Storage, Inc. Class A*	7,267	321,710

Textiles, Apparel & Luxury Goods 1.42%
On Holding AG Class A (Switzerland)*(b)	16,673	732,278

Trading Companies & Distributors 0.49%
FTAI Aviation Ltd.	2,252	250,040
Total Common Stocks (cost $46,273,468)		50,757,827

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – GROWTH OPPORTUNITIES PORTFOLIO March 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.00%

REPURCHASE AGREEMENTS 1.42%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $737,200 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $746,040; proceeds: $731,316 (cost $731,274)	$731,274	$731,274

TIME DEPOSITS 0.06%
CitiBank N.A.(c) (cost $30,133)	30,133	30,133

	Shares
MONEY MARKET FUNDS 0.52%
Fidelity Government Portfolio(c) (cost $271,198)	271,198	271,198
Total Short-Term Investments (cost $1,032,605)		1,032,605
Total Investments in Securities 100.46% (cost $47,306,073)		51,790,432
Other Assets and Liabilities – Net (0.46)%		(237,510)
Net Assets 100.00%		$51,552,922

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$50,757,827	$–	$–	$50,757,827
Short-Term Investments
Repurchase Agreements	–	731,274	–	731,274
Time Deposits	–	30,133	–	30,133
Money Market Funds	271,198	–	–	271,198
Total	$51,029,025	$761,407	$–	$51,790,432

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.96%

COMMON STOCKS 98.96%

Banks 1.65%
East West Bancorp, Inc.	42,700	$3,832,752

Beverages 2.58%
Carlsberg AS Class B(a)	31,866	4,033,525
Coca-Cola Consolidated, Inc.	1,447	1,953,450
Total		5,986,975

Biotechnology 1.52%
United Therapeutics Corp.*	11,449	3,529,383

Building Products 3.55%
Allegion PLC (Ireland)(b)	39,006	5,088,723
Masco Corp.	45,647	3,174,292
Total		8,263,015

Capital Markets 6.11%
Moelis & Co. Class A	45,315	2,644,583
Nasdaq, Inc.	46,616	3,536,290
SEI Investments Co.	54,062	4,196,833
TPG, Inc.	80,683	3,826,795
Total		14,204,501

Chemicals 1.50%
Avient Corp.	93,770	3,484,493

Construction & Engineering 1.45%
EMCOR Group, Inc.	9,090	3,359,937

Construction Materials 1.49%
CRH PLC	39,507	3,475,431

Consumer Staples Distribution & Retail 2.11%
BJ’s Wholesale Club Holdings, Inc.*	43,027	4,909,381

Electric: Utilities 5.56%
Entergy Corp.	58,880	5,033,651
FirstEnergy Corp.	93,745	3,789,173
IDACORP, Inc.	35,340	4,107,215
Total		12,930,039

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 8.82%
Belden, Inc.	43,656	$4,376,514
Crane NXT Co.	41,517	2,133,974
Jabil, Inc.	24,780	3,371,815
Keysight Technologies, Inc.*	24,931	3,733,916
Littelfuse, Inc.	16,022	3,152,168
TD SYNNEX Corp.	35,972	3,739,649
Total		20,508,036

Ground Transportation 2.44%
Landstar System, Inc.	15,740	2,364,148
Saia, Inc.*	9,451	3,302,463
Total		5,666,611

Health Care Equipment & Supplies 2.61%
Globus Medical, Inc. Class A*	31,999	2,342,327
Integra LifeSciences Holdings Corp.*	169,179	3,720,246
Total		6,062,573

Health Care Providers & Services 4.81%
Cencora, Inc.	20,447	5,686,106
Labcorp Holdings, Inc.	23,635	5,500,810
Total		11,186,916

Insurance 14.86%
American Financial Group, Inc.	35,703	4,689,232
Aon PLC Class A (United Kingdom)(b)	12,624	5,038,112
Arch Capital Group Ltd.	55,857	5,372,326
Arthur J Gallagher & Co.	16,646	5,746,865
Kemper Corp.	76,431	5,109,413
RenaissanceRe Holdings Ltd.	19,011	4,562,640
White Mountains Insurance Group Ltd.	2,091	4,026,869
Total		34,545,457

Leisure Products 0.94%
YETI Holdings, Inc.*	65,943	2,182,713

Life Sciences Tools & Services 1.69%
Agilent Technologies, Inc.	19,004	2,223,088
Azenta, Inc.*	48,913	1,694,346
Total		3,917,434

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Machinery 6.06%
AGCO Corp.	39,810	$3,685,212
Cummins, Inc.	10,866	3,405,839
Middleby Corp.*	22,730	3,454,505
Parker-Hannifin Corp.	5,836	3,547,413
Total		14,092,969

Metals & Mining 1.71%
Steel Dynamics, Inc.	31,813	3,979,170

Multi-Utilities 2.05%
CMS Energy Corp.	63,400	4,761,974

Oil, Gas & Consumable Fuels 5.31%
Expand Energy Corp.	48,413	5,389,335
Permian Resources Corp.	358,346	4,963,092
Williams Cos., Inc.	33,262	1,987,737
Total		12,340,164

Pharmaceuticals 1.28%
Teva Pharmaceutical Industries Ltd. ADR*	193,659	2,976,539

Professional Services 3.14%
CACI International, Inc. Class A*	7,567	2,776,484
Genpact Ltd.	89,848	4,526,542
Total		7,303,026

Real Estate Management & Development 1.51%
CBRE Group, Inc. Class A*	26,900	3,517,982

Retail REITS 1.45%
Kimco Realty Corp.	158,589	3,368,430

Semiconductors & Semiconductor Equipment 1.95%
Silicon Motion Technology Corp. ADR	89,557	4,528,002

Specialty Retail 4.79%
AutoZone, Inc.*	1,234	4,704,970
Best Buy Co., Inc.	40,051	2,948,154
Dick’s Sporting Goods, Inc.	17,230	3,472,879
Total		11,126,003

Technology Hardware, Storage & Peripherals 1.48%
NetApp, Inc.	39,056	3,430,679

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2025

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 1.28%
Ralph Lauren Corp.	13,451	$2,969,174

Trading Companies & Distributors 3.26%
AerCap Holdings NV (Ireland)(b)	46,213	4,721,582
MRC Global, Inc.*	249,070	2,859,324
Total		7,580,906
Total Common Stocks (cost $200,723,757)		230,020,665

	Principal Amount

SHORT-TERM INVESTMENTS 1.25%

REPURCHASE AGREEMENTS 1.25%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $2,927,000 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $2,961,832; proceeds: $2,903,899 (cost $2,903,733)	$2,903,733	2,903,733
Total Investments in Securities 100.21% (cost $203,627,490)		232,924,398
Other Assets and Liabilities – Net (0.21)%		(483,511)
Net Assets 100.00%		$232,440,887

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – MID CAP STOCK PORTFOLIO March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$1,953,450	$4,033,525	$–	$5,986,975
Remaining Industries	224,033,690	–	–	224,033,690
Short-Term Investments
Repurchase Agreements	–	2,903,733	–	2,903,733
Total	$225,987,140	$6,937,258	$–	$232,924,398

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 103.35%

ASSET-BACKED SECURITIES 21.55%

Automobiles 9.97%
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	$169,019	$169,875
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	100,000	102,131
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%		4/19/2027	84,430	84,693
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%		2/18/2028	138,521	138,976
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	260,000	255,342
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.44% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	156,433	156,944
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	385,000	387,503
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%		5/15/2029	400,000	417,590
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	130,000	132,218
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	71,893
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	7,248	7,078
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	34,208	34,120
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	120,000	120,207
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	165,000	167,477
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	291,395	294,662
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	578,109	582,745
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	155,000	157,889
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%		10/15/2026	19,849	19,877
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	240,000	244,553
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	100,000	101,728
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	230,000	231,573
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	40,000	40,812

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	$125,000	$126,300
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	33,329	33,450
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	152,340	152,690
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	227,877	227,996
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	310,000	312,516
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%	6/15/2028	230,000	231,261
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	240,000	237,655
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	150,000	150,783
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	243,701
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	455,000	459,691
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	168,811	170,942
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	210,527	211,590
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	220,000	221,568
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%	12/15/2028	385,000	394,201
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	265,000	267,159
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	135,000	135,072
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	130,000	130,154
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	320,000	324,506
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	100,000	100,789
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	310,000	315,105
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	375,000	377,887
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	380,000	384,073
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	340,000	342,933
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	6,716	6,712
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	27,458	27,475

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	$98,865	$99,997
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	440,000	441,269
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	325,000	325,439
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	215,000	216,149
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	125,000	127,718
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	22,480	22,490
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	225,000	226,776
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	110,000	111,824
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	190,000	191,509
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	100,000	100,594
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	275,000	278,532
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	120,000	120,514
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	60,986	60,947
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%	3/15/2028	150,000	150,808
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	48,369	48,404
Westlake Automobile Receivables Trust Series 2023-3A Class C†	6.02%	9/15/2028	220,000	223,727
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	310,000	312,295
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	140,000	142,713
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	95,000	95,213
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	210,000	211,534
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	250,000	251,038
Total				13,265,585

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.60%
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	$235,000	$237,665
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	185,000	187,570
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	125,000	125,706
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	240,000	244,890
Total					795,831

Other 10.83%
ACREC Ltd. Series 2021-FL1 Class A†	5.581% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	125,196	125,052
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	225,000	226,762
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	180,000	181,410
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	215,000	216,457
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	100,699
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	145,000	145,847
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	5.723% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	450,000	450,523
Annisa CLO Ltd. Series 2016-2A Class BRR†	5.793% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	390,000	390,333
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	5.615% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	63,957	63,984
Apidos CLO XXX Ltd. Series XXXA Class BR†	6.143% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2031	270,000	269,361
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	5.57% (3 mo. USD Term SOFR + 1.27%	)#	4/25/2035	250,000	249,737
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.799% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	83,762	83,887
ARES L CLO Ltd. Series 2018-50A Class AR†	5.614% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	119,919	119,985

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.323% (3 mo. USD Term SOFR + 1.03%	)#	10/21/2034	$350,000	$348,299
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.722% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	250,000	249,809
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.285% (3 mo. USD Term SOFR + 0.98%	)#	10/22/2032	300,000	299,501
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.643% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	250,000	249,999
Betony CLO 2 Ltd. Series 2018-1A Class A1†	5.629% (3 mo. USD Term SOFR + 1.34%	)#	4/30/2031	205,637	205,715
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.754% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	78,695	78,852
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.363% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	400,000	399,198
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.326% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	400,000	398,049
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.635% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	197,940	198,046
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.373% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	233,667	234,321
Clover CLO LLC Series 2021-3A Class AR†	5.37% (3 mo. USD Term SOFR + 1.07%	)#	1/25/2035	250,000	248,781
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.40% (3 mo. USD Term SOFR + 1.10%	)#	4/20/2034	320,000	318,881
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	310,000	309,612
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.363% (3 mo. USD Term SOFR + 1.07%	)#	4/20/2034	680,000	678,094
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.685% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	100,000	99,719

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.454% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	$106,864	$106,409
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.434% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	78,940	78,683
KKR CLO 15 Ltd. Series 15 Class BR2†	5.843% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	260,000	260,441
KKR CLO 23 Ltd. Series 23 Class BR†	5.843% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	400,000	400,896
KKR CLO 24 Ltd. Series 24 Class A1R†	5.635% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	188,996	189,120
KKR CLO 27 Ltd. Series 27A Class A1R2†	5.524% (3 mo. USD Term SOFR + 1.11%	)#	1/15/2035	250,000	248,391
KKR CLO 40 Ltd. Series 40A Class AR†	5.593% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	340,000	339,744
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	244,854
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.899% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	226,055	225,797
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.704% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	160,000	159,682
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	100,000	100,496
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.58% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	390,000	390,246
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	295,000	282,964
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	289,544
MF1 LLC Series 2022-FL9 Class A†	6.467% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	98,874	98,842
MF1 Ltd. Series 2021-FL7 Class A†	5.511% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	75,056	74,921
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	5.57% (3 mo. USD Term SOFR + 1.28%	)#	10/23/2036	300,000	300,304
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.662% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	56,405	56,431

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OCP CLO Ltd. Series 2016-11A Class A1R2†	5.72% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	$250,000	$250,608
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	5.562% (3 mo. USD Term SOFR + 1.26%	)#	1/25/2031	43,233	43,250
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.765% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	120,311	120,431
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	132,784
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	200,289	201,349
Post CLO Ltd. Series 2021-1A Class BR†	5.915% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	300,000	300,010
Romark CLO Ltd. Series 2017-1A Class A1R†	5.582% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	86,211	86,278
RR 8 Ltd. Series 2020-8A Class A1R†	5.652% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	275,000	274,594
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	175,625	174,881
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	100,000	101,944
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	205,000	207,594
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.616% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	103,473	103,533
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	105,000	104,779
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	250,000	250,625	(a)
Valley Stream Park CLO Ltd. Series 2022-1A Class ARR†	5.483% (3 mo. USD Term SOFR + 1.19%	)#	1/20/2037	320,000	319,348
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	5.405% (3 mo. USD Term SOFR + 1.11%	)#	10/20/2034	400,000	398,703
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.922% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	250,000	249,955
Wind River CLO Ltd. Series 2022-1A Class AR†	5.643% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	300,000	299,533
Total					14,408,877

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan 0.15%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%	10/15/2069	$94,263	$84,839
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%	7/15/2070	76,824	69,436
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	45,996	42,788
Total				197,063
Total Asset-Backed Securities (cost $28,592,259)				28,667,356

CONVERTIBLE BONDS 0.10%

Commercial Services 0.10% Block, Inc. (cost $125,630)	Zero Coupon	5/1/2026	133,000	126,649

CORPORATE BONDS 63.46%

Aerospace/Defense 1.94%
BAE Systems PLC (United Kingdom)†(b)	5.00%	3/26/2027	200,000	201,813
Boeing Co.	2.196%	2/4/2026	158,000	154,617
Boeing Co.	2.25%	6/15/2026	105,000	101,767
Boeing Co.	2.70%	2/1/2027	106,000	102,265
Boeing Co.	3.20%	3/1/2029	38,000	35,694
Boeing Co.	3.25%	2/1/2028	63,000	60,434
Boeing Co.	5.04%	5/1/2027	57,000	57,279
Boeing Co.	5.15%	5/1/2030	67,000	67,452
Boeing Co.	6.259%	5/1/2027	231,000	237,726
Boeing Co.	6.298%	5/1/2029	183,000	191,989
Bombardier, Inc. (Canada)†(b)	7.125%	6/15/2026	79,000	79,103
Bombardier, Inc. (Canada)†(b)	7.875%	4/15/2027	40,000	40,176
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(b)	7.375%	8/15/2026	200,000	200,184
HEICO Corp.	5.25%	8/1/2028	60,000	61,076
Rolls-Royce PLC (United Kingdom)†(b)	5.75%	10/15/2027	359,000	367,755
TransDigm, Inc.	5.50%	11/15/2027	73,000	72,224
TransDigm, Inc.†	6.75%	8/15/2028	237,000	240,757
Triumph Group, Inc.†	9.00%	3/15/2028	297,000	312,602
Total				2,584,913

Agriculture 1.10%
Altria Group, Inc.	4.875%	2/4/2028	52,000	52,378
BAT International Finance PLC (United Kingdom)(b)	5.931%	2/2/2029	109,000	113,636
Imperial Brands Finance PLC (United Kingdom)†(b)	5.50%	2/1/2030	200,000	204,592
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027	400,000	412,366
Reynolds American, Inc.	4.45%	6/12/2025	76,000	75,905

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	$411,000	$398,781
Viterra Finance BV (Netherlands)†(b)	4.90%	4/21/2027	200,000	200,115
Total				1,457,773

Airlines 0.48%
Air Canada (Canada)†(b)	3.875%	8/15/2026	136,000	133,094
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.021%	10/20/2029	51,000	49,974
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	159,375	158,837
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	41,419	41,260
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	160,262	161,053
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	94,620	96,447
Total				640,665

Apparel 0.06%
PVH Corp.	4.625%	7/10/2025	38,000	37,983
Tapestry, Inc.	5.10%	3/11/2030	40,000	39,999
Total				77,982

Auto Manufacturers 3.28%
Ford Motor Credit Co. LLC	3.375%	11/13/2025	400,000	395,263
Ford Motor Credit Co. LLC	4.134%	8/4/2025	200,000	198,866
Ford Motor Credit Co. LLC	5.125%	6/16/2025	200,000	199,874
Ford Motor Credit Co. LLC	5.125%	11/5/2026	513,000	509,845
Ford Motor Credit Co. LLC	5.303%	9/6/2029	204,000	197,889
Ford Motor Credit Co. LLC	5.80%	3/8/2029	237,000	234,798
Ford Motor Credit Co. LLC	5.85%	5/17/2027	200,000	201,103
General Motors Financial Co., Inc.	2.75%	6/20/2025	134,000	133,370
General Motors Financial Co., Inc.	4.35%	1/17/2027	62,000	61,454
General Motors Financial Co., Inc.	5.40%	4/6/2026	73,000	73,326
General Motors Financial Co., Inc.	5.40%	5/8/2027	13,000	13,129
General Motors Financial Co., Inc.	5.55%	7/15/2029	93,000	93,771
Hyundai Capital America†	1.50%	6/15/2026	91,000	87,613
Hyundai Capital America†	2.00%	6/15/2028	121,000	110,797
Hyundai Capital America†	5.65%	6/26/2026	121,000	122,347
Hyundai Capital America†	6.10%	9/21/2028	128,000	132,717
Hyundai Capital America†	6.50%	1/16/2029	151,000	158,510
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)	7.75%	10/15/2025	200,000	200,200
Nissan Motor Acceptance Co. LLC†	6.95%	9/15/2026	229,000	232,798
Stellantis Finance U.S., Inc.†	5.35%	3/17/2028	200,000	200,294

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	$200,000	$200,282
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	200,000	200,339
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	200,000	201,411
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	200,000	202,449
Total					4,362,445

Auto Parts & Equipment 0.77%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	321,000	321,677
ZF North America Capital, Inc.†	4.75%		4/29/2025	406,000	405,071
ZF North America Capital, Inc.†	6.875%		4/14/2028	300,000	295,040
Total					1,021,788

Banks 12.45%
ABN AMRO Bank NV (Netherlands)†(b)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	200,000	204,574
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	422,442
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.40%		5/19/2026	200,000	199,403
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	74,000	71,343
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	577,438
Bank of Ireland Group PLC (Ireland)†(b)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	400,000	402,793
Barclays PLC (United Kingdom)(b)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	200,000	192,337
Barclays PLC (United Kingdom)(b)	5.086% (SOFR + 0.96%	)#	2/25/2029	200,000	201,456
Barclays PLC (United Kingdom)(b)	5.367% (SOFR + 1.23%	)#	2/25/2031	200,000	202,258
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	204,926
Barclays PLC (United Kingdom)(b)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	212,505
BNP Paribas SA (France)†(b)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	186,349
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%	)#	6/9/2026	229,000	227,878
BNP Paribas SA (France)†(b)	2.591% (SOFR + 1.23%	)#	1/20/2028	214,000	206,070
BNP Paribas SA (France)†(b)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	200,000	202,183
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	200,219

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%	)#	1/18/2027	$250,000	$252,289
CaixaBank SA (Spain)†(b)	5.673% (SOFR + 1.78%	)#	3/15/2030	200,000	205,206
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	743,000	742,756
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	318,000	318,743
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	231,000	234,052
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	250,000	249,367
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	101,000	101,565
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	79,000	81,168
Danske Bank AS (Denmark)†(b)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	200,000	197,327
Danske Bank AS (Denmark)†(b)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	200,000	198,602
Danske Bank AS (Denmark)†(b)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	200,000	203,385
Danske Bank AS (Denmark)†(b)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	200,000	205,855
Deutsche Bank AG (Germany)(b)	4.50%		4/1/2025	496,000	496,000
Discover Bank	4.25%		3/13/2026	250,000	248,879
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.25%		4/26/2029	200,000	204,006
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	192,000	192,238
First Citizens BancShares, Inc.	6.764% (3 mo. USD Term SOFR + 2.47%	)#	3/15/2030	54,000	54,004
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	104,000	104,559
Freedom Mortgage Corp.†	12.00%		10/1/2028	116,000	124,692
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	242,000	232,172
HSBC Holdings PLC (United Kingdom)(b)	4.899% (SOFR + 1.03%	)#	3/3/2029	200,000	200,506
HSBC Holdings PLC (United Kingdom)(b)	5.597% (SOFR + 1.06%	)#	5/17/2028	200,000	203,338
HSBC Holdings PLC (United Kingdom)(b)	5.887% (SOFR + 1.57%	)#	8/14/2027	200,000	203,197

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	$63,000	$62,584
ING Groep NV (Netherlands)(b)	6.083% (SOFR + 1.56%	)#	9/11/2027	252,000	257,145
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	69,000	69,452
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	41,000	41,464
KeyBank NA	4.70%		1/26/2026	250,000	249,822
KeyCorp	5.121% (SOFR + 1.23%	)#	4/4/2031	52,000	52,249
Lloyds Banking Group PLC (United Kingdom)(b)	4.582%		12/10/2025	200,000	199,640
Lloyds Banking Group PLC (United Kingdom)(b)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	200,000	203,334
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	94,000	93,343
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%	)#	1/12/2027	65,000	63,367
Macquarie Group Ltd. (Australia)†(b)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	28,000	27,342
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	30,000	29,995
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	75,000	75,641
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	76,000	77,056
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	108,431
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%	)#	1/12/2029	250,000	253,050
NatWest Group PLC (United Kingdom)(b)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	200,000	202,133
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	68,000	65,197
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%	)#	9/9/2026	40,000	40,151
Santander U.K. Group Holdings PLC (United Kingdom)(b)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	192,268
Santander U.K. Group Holdings PLC (United Kingdom)†(b)	4.75%		9/15/2025	200,000	199,566

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander U.K. Group Holdings PLC (United Kingdom)(b)	6.534% (SOFR + 2.60%	)#	1/10/2029	$200,000	$208,010
Societe Generale SA (France)†(b)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	200,000	195,405
Societe Generale SA (France)†(b)	5.25%		2/19/2027	222,000	223,720
Standard Chartered PLC (United Kingdom)†(b)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	203,495
Standard Chartered PLC (United Kingdom)†(b)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	200,000	203,504
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	5.80%		7/13/2028	200,000	207,412
Swedbank AB (Sweden)†(b)	5.389% (SOFR + 1.03%	)#	11/20/2029	200,000	202,294
Synchrony Bank	5.625%		8/23/2027	250,000	253,666
Synovus Bank	4.00% (5 yr. CMT + 3.63%	)#	10/29/2030	250,000	245,999
Truist Financial Corp.	1.267% (SOFR + 0.61%	)#	3/2/2027	90,000	87,274
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	55,000	55,327
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	69,000	70,443
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	71,000	72,202
U.S. Bancorp	Zero Coupon (SOFR + 1.56%	)#	1/23/2030	53,000	54,084
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	78,000	78,022
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	112,085
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	317,000	319,676
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	126,000	127,527
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	123,000	126,873
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	191,649
UBS Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%	)#	6/5/2026	250,000	248,835
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	400,000	399,868

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	$200,000	$203,665
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	84,000	83,826
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	169,000	169,568
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	180,005
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	200,341
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	104,126
Total					16,560,211

Beverages 0.41%
Bacardi Ltd.†	4.70%		5/15/2028	277,000	275,619
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	141,103
Bacardi-Martini BV (Netherlands)†(b)	5.55%		2/1/2030	133,000	135,217
Total					551,939

Biotechnology 0.24%
Illumina, Inc.	4.65%		9/9/2026	82,000	81,950
Illumina, Inc.	5.75%		12/13/2027	154,000	157,482
Royalty Pharma PLC	5.15%		9/2/2029	79,000	79,548
Total					318,980

Chemicals 0.54%
Celanese U.S. Holdings LLC	6.415%		7/15/2027	280,000	284,815
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP†	4.75%		5/15/2030	31,000	30,961
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	200,000	196,353
Ma’aden Sukuk Ltd. (Cayman Islands)†(b)	5.25%		2/13/2030	200,000	202,529
Total					714,658

Commercial Services 1.06%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(b)	6.125%		10/15/2026	268,000	267,973
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	202,000	202,795
Ashtead Capital, Inc.†	4.375%		8/15/2027	200,000	198,036
Block, Inc.	2.75%		6/1/2026	124,000	120,370
Element Fleet Management Corp. (Canada)†(b)	5.643%		3/13/2027	46,000	46,773
GXO Logistics, Inc.	6.25%		5/6/2029	215,000	221,968

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Quanta Services, Inc.	4.75%	8/9/2027	$51,000	$51,105
Triton Container International Ltd.†	2.05%	4/15/2026	46,000	44,644
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	266,000	263,961
Total				1,417,625

Computers 0.49%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	130,000	123,526
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	171,000	157,555
Dell International LLC/EMC Corp.(c)	4.75%	4/1/2028	62,000	62,297
Dell International LLC/EMC Corp.(c)	5.00%	4/1/2030	61,000	61,306
Gartner, Inc.†	4.50%	7/1/2028	258,000	253,179
Total				657,863

Distribution/Wholesale 0.07%
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027	94,000	92,561

Diversified Financial Services 4.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.45%	4/15/2027	156,000	161,088
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	235,000	241,142
Aircastle Ltd.†	5.25%	8/11/2025	113,000	113,081
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	150,000	149,557
Ally Financial, Inc.	5.75%	11/20/2025	103,000	103,319
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	250,000	252,290
Aviation Capital Group LLC†	1.95%	1/30/2026	132,000	128,932
Aviation Capital Group LLC†	3.50%	11/1/2027	119,000	114,990
Aviation Capital Group LLC†	5.375%	7/15/2029	65,000	65,545
Aviation Capital Group LLC†	6.25%	4/15/2028	174,000	180,202
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%	2/21/2026	249,000	243,161
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.75%	2/21/2028	110,000	103,451
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.25%	2/15/2027	68,000	65,952
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%	4/15/2026	116,000	115,381
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.95%	1/15/2028	80,000	79,688
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%	3/1/2029	81,000	82,529
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%	11/15/2029	87,000	88,730
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%	5/4/2028	33,000	34,160
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	254,000	268,339
Castlelake Aviation Finance DAC (Ireland)†(b)	5.00%	4/15/2027	56,000	56,574
GGAM Finance Ltd. (Ireland)†(b)	7.75%	5/15/2026	153,000	154,795
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	118,000	111,539
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	200,000	198,979
LPL Holdings, Inc.†	4.00%	3/15/2029	169,000	161,942

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
LPL Holdings, Inc.†	4.625%		11/15/2027	$189,000	$187,527
LPL Holdings, Inc.	5.20%		3/15/2030	83,000	83,362
LPL Holdings, Inc.	5.70%		5/20/2027	47,000	47,783
LPL Holdings, Inc.	6.75%		11/17/2028	150,000	158,629
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	5.15%		3/17/2030	34,000	33,553
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.125%		3/30/2029	357,000	374,926
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	176,000	175,406
Navient Corp.	5.00%		3/15/2027	28,000	27,422
Navient Corp.	6.75%		6/25/2025	137,000	137,201
Nuveen LLC†	5.55%		1/15/2030	59,000	60,856
Osaic Holdings, Inc.†	10.75%		8/1/2027	103,000	105,019
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	128,000	127,814
Radian Group, Inc.	6.20%		5/15/2029	78,000	80,492
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	245,000	234,995
Synchrony Financial	3.70%		8/4/2026	50,000	49,135
Synchrony Financial	3.95%		12/1/2027	45,000	43,889
Synchrony Financial	4.50%		7/23/2025	156,000	155,838
United Wholesale Mortgage LLC†	5.50%		11/15/2025	150,000	149,697
Total					5,508,910

Electric 3.70%
AES Corp.	5.45%		6/1/2028	136,000	138,401
Alexander Funding Trust II†	7.467%		7/31/2028	300,000	319,425
Algonquin Power & Utilities Corp. (Canada)(b)	5.365%	(d)	6/15/2026	196,000	197,192
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,546
Ameren Corp.	5.00%		1/15/2029	127,000	128,232
Black Hills Corp.	5.95%		3/15/2028	105,000	108,829
CenterPoint Energy Houston Electric LLC	4.80%		3/15/2030	139,000	139,913
CenterPoint Energy, Inc.	5.40%		6/1/2029	121,000	123,691
Cikarang Listrindo Tbk. PT (Indonesia)(b)	4.95%		9/14/2026	400,000	399,454
Cleco Corporate Holdings LLC	3.743%		5/1/2026	87,000	85,932
Comision Federal de Electricidad (Mexico)†(b)	4.688%		5/15/2029	200,000	191,816
Constellation Energy Generation LLC	5.60%		3/1/2028	71,000	72,942
DPL, Inc.	4.125%		7/1/2025	132,000	131,395
DTE Energy Co.	4.875%		6/1/2028	93,000	93,598
DTE Energy Co.	5.10%		3/1/2029	140,000	141,897
Duke Energy Corp.	4.85%		1/5/2029	93,000	93,604
Electricite de France SA (France)†(b)	5.70%		5/23/2028	201,000	206,418

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Enel Finance International NV (Netherlands)†(b)	5.125%		6/26/2029	$200,000	$202,219
Evergy Kansas Central, Inc.	4.70%		3/13/2028	64,000	64,242
Eversource Energy	5.95%		2/1/2029	106,000	110,135
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	344,076
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	65,363
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	78,563
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	81,916
National Grid PLC (United Kingdom)(b)	5.602%		6/12/2028	70,000	71,819
NSTAR Electric Co.	4.85%		3/1/2030	88,000	88,804
Pacific Gas & Electric Co.	3.15%		1/1/2026	184,363	182,010
Pacific Gas & Electric Co.	3.30%		12/1/2027	100,000	95,973
Pacific Gas & Electric Co.	5.31% (SOFR + 0.95%	)#	9/4/2025	153,000	153,024
Pacific Gas & Electric Co.	5.45%		6/15/2027	48,000	48,502
Pacific Gas & Electric Co.	5.55%		5/15/2029	84,000	85,182
Southern Co.	5.113%		8/1/2027	177,000	178,969
System Energy Resources, Inc.	6.00%		4/15/2028	300,000	310,475
Vistra Operations Co. LLC†	5.05%		12/30/2026	35,000	35,136
Vistra Operations Co. LLC†	5.50%		9/1/2026	73,000	73,009
Vistra Operations Co. LLC†	5.625%		2/15/2027	40,000	39,883
Total					4,927,585

Energy-Alternate Sources 0.14%
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026	193,600	187,988

Engineering & Construction 0.43%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	240,000	250,482
MasTec, Inc.†	4.50%		8/15/2028	204,000	199,307
MasTec, Inc.	5.90%		6/15/2029	116,000	118,898
Total					568,687

Entertainment 0.45%
Caesars Entertainment, Inc.†	8.125%		7/1/2027	32,000	32,246
Flutter Treasury DAC (Ireland)†(b)	6.375%		4/29/2029	200,000	203,915
Warnermedia Holdings, Inc.	3.755%		3/15/2027	267,000	260,505
Warnermedia Holdings, Inc.	4.054%		3/15/2029	105,000	98,925
Total					595,591

Food 0.90%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%		3/15/2026	143,000	139,869
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%		1/15/2027	496,000	489,062

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	3.00%	2/2/2029	$110,000	$102,910
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	5.125%	2/1/2028	79,000	79,852
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	5.50%	1/15/2030	12,000	12,206
Mars, Inc.†	4.45%	3/1/2027	83,000	83,183
Mars, Inc.†	4.60%	3/1/2028	90,000	90,379
Mars, Inc.†	4.80%	3/1/2030	165,000	165,984
Tyson Foods, Inc.	5.40%	3/15/2029	36,000	36,829
Total				1,200,274

Gas 0.58%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	254,000	253,483
National Fuel Gas Co.	4.75%	9/1/2028	82,000	81,827
National Fuel Gas Co.	5.50%	10/1/2026	80,000	80,850
National Fuel Gas Co.	5.50%	3/15/2030	111,000	113,054
NiSource, Inc.	5.20%	7/1/2029	70,000	71,312
Southwest Gas Corp.	5.45%	3/23/2028	80,000	81,627
Southwest Gas Corp.	5.80%	12/1/2027	89,000	91,520
Total				773,673

Hand/Machine Tools 0.47%
Regal Rexnord Corp.	6.05%	2/15/2026	187,000	188,450
Regal Rexnord Corp.	6.05%	4/15/2028	273,000	280,146
Regal Rexnord Corp.	6.30%	2/15/2030	158,000	164,394
Total				632,990

Health Care-Products 0.31%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	38,000	38,128
Solventum Corp.	5.45%	2/25/2027	367,000	372,396
Total				410,524

Health Care-Services 1.54%
Centene Corp.	2.45%	7/15/2028	130,000	118,715
Centene Corp.	4.25%	12/15/2027	745,000	727,542
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	143,156
HCA, Inc.	5.25%	4/15/2025	237,000	237,016
HCA, Inc.	5.25%	6/15/2026	18,000	18,055
HCA, Inc.	5.25%	3/1/2030	215,000	217,599
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	59,008

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Icon Investments Six DAC (Ireland)(b)	5.809%	5/8/2027	$200,000	$204,238
IQVIA, Inc.†	5.00%	5/15/2027	200,000	197,324
IQVIA, Inc.	6.25%	2/1/2029	63,000	65,653
Universal Health Services, Inc.	4.625%	10/15/2029	64,000	62,352
Total				2,050,658

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	54,000	51,856

Insurance 4.52%
AEGON Funding Co. LLC†	5.50%	4/16/2027	231,000	234,250
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	167,000	166,522
American National Global Funding†	5.55%	1/28/2030	120,000	122,293
Aon Corp.	8.205%	1/1/2027	100,000	105,608
Athene Global Funding†	4.95%	1/7/2027	91,000	91,358
Athene Global Funding†	5.339%	1/15/2027	125,000	126,388
Athene Global Funding†	5.38%	1/7/2030	160,000	162,371
Athene Global Funding†	5.516%	3/25/2027	138,000	140,323
Athene Global Funding†	5.583%	1/9/2029	117,000	119,531
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	247,149
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	174,304
Brighthouse Financial Global Funding†	5.65%	6/10/2029	139,000	141,343
CNO Financial Group, Inc.	5.25%	5/30/2025	119,000	119,026
CNO Global Funding†	4.875%	12/10/2027	101,000	101,270
CNO Global Funding†	4.95%	9/9/2029	51,000	51,231
CNO Global Funding†	5.875%	6/4/2027	176,000	180,574
CNO Global Funding †	1.75%	10/7/2026	150,000	143,765
Corebridge Global Funding†	5.20%	1/12/2029	70,000	71,148
Equitable Financial Life Global Funding†	5.45%	3/3/2028	138,000	141,336
F&G Annuities & Life, Inc.	7.40%	1/13/2028	96,000	100,167
F&G Global Funding†	1.75%	6/30/2026	332,000	320,139
F&G Global Funding†	2.30%	4/11/2027	114,000	108,575
F&G Global Funding†	5.15%	7/7/2025	307,000	307,035
F&G Global Funding†	5.875%	6/10/2027	122,000	124,546
GA Global Funding Trust†	3.85%	4/11/2025	372,000	371,901
GA Global Funding Trust†	4.40%	9/23/2027	195,000	193,898
GA Global Funding Trust†	5.50%	1/8/2029	163,000	166,369
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,395
Jackson National Life Global Funding†	4.60%	10/1/2029	150,000	148,497
Jackson National Life Global Funding†	4.90%	1/13/2027	150,000	150,689

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	5.35%	1/13/2030	$150,000	$153,160
Jackson National Life Global Funding†	5.50%	1/9/2026	150,000	150,852
Jackson National Life Global Funding†	5.55%	7/2/2027	168,000	171,251
Jackson National Life Global Funding†	5.60%	4/10/2026	150,000	151,427
Lincoln Financial Global Funding†	5.30%	1/13/2030	106,000	107,834
MGIC Investment Corp.	5.25%	8/15/2028	59,000	58,415
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	75,000	75,315
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	50,000	50,688
NMI Holdings, Inc.	6.00%	8/15/2029	35,000	35,479
Principal Life Global Funding II†	5.10%	1/25/2029	123,000	125,004
RGA Global Funding†	5.448%	5/24/2029	94,000	96,462
Sammons Financial Group Global Funding†	5.05%	1/10/2028	64,000	64,784
Sammons Financial Group Global Funding†	5.10%	12/10/2029	99,000	99,641
Total				6,018,313

Internet 0.52%
Rakuten Group, Inc. (Japan)†(b)	11.25%	2/15/2027	250,000	271,366
Uber Technologies, Inc.†	4.50%	8/15/2029	370,000	364,161
Uber Technologies, Inc.†	6.25%	1/15/2028	55,000	55,425
Total				690,952

Investment Companies 0.26%
Blackstone Private Credit Fund	2.625%	12/15/2026	64,000	61,319
Blackstone Private Credit Fund†	4.95%	9/26/2027	37,000	36,657
Blackstone Secured Lending Fund	2.125%	2/15/2027	40,000	37,873
Blackstone Secured Lending Fund	3.625%	1/15/2026	207,000	204,868
Total				340,717

Leisure Time 0.78%
Carnival Corp.†	4.00%	8/1/2028	455,000	435,594
Carnival Corp.†	5.75%	3/1/2027	328,000	328,411
Viking Cruises Ltd.†	6.25%	5/15/2025	271,000	271,257
Total				1,035,262

Lodging 0.61%
Hyatt Hotels Corp.	5.05%	3/30/2028	61,000	61,290
Hyatt Hotels Corp.	5.25%	6/30/2029	72,000	72,725
Hyatt Hotels Corp.	5.75%	1/30/2027	22,000	22,388
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	208,033
Las Vegas Sands Corp.	5.90%	6/1/2027	47,000	47,771
Melco Resorts Finance Ltd. (Hong Kong)(b)	4.875%	6/6/2025	200,000	199,276
Sands China Ltd. (Macau)(b)	5.125%	8/8/2025	200,000	199,953
Total				811,436

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 0.54%
Vertiv Group Corp.†	4.125%	11/15/2028	$121,000	$115,320
Weir Group PLC (United Kingdom)†(b)	2.20%	5/13/2026	616,000	598,301
Total				713,621

Machinery-Diversified 0.20%
CNH Industrial Capital LLC	4.75%	3/21/2028	62,000	62,120
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%	2/15/2029	166,000	166,516
IDEX Corp.	4.95%	9/1/2029	34,000	34,078
Total				262,714

Media 0.94%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	123,000	125,532
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	458,000	444,251
Discovery Communications LLC	3.95%	3/20/2028	433,000	416,200
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	129,161
Sirius XM Radio LLC†	3.125%	9/1/2026	135,000	130,919
Total				1,246,063

Mining 1.81%
Anglo American Capital PLC (United Kingdom)†(b)	4.50%	3/15/2028	200,000	199,058
Anglo American Capital PLC (United Kingdom)†(b)	4.75%	4/10/2027	200,000	200,138
Freeport Indonesia PT (Indonesia)†(b)	4.763%	4/14/2027	200,000	199,361
Glencore Funding LLC†	3.875%	10/27/2027	34,000	33,325
Glencore Funding LLC†(c)	4.907%	4/1/2028	37,000	37,160
Glencore Funding LLC†(c)	5.186%	4/1/2030	37,000	37,253
Glencore Funding LLC†	5.371%	4/4/2029	162,000	164,696
Glencore Funding LLC†	6.125%	10/6/2028	85,000	88,498
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia)(b)	4.75%	5/15/2025	392,000	391,732
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.70%	10/17/2028	200,000	201,451
New Gold, Inc. (Canada)†(b)	7.50%	7/15/2027	250,000	251,433
Rio Tinto Finance USA PLC (United Kingdom)(b)	4.375%	3/12/2027	20,000	20,054
Rio Tinto Finance USA PLC (United Kingdom)(b)	4.50%	3/14/2028	50,000	50,304
Rio Tinto Finance USA PLC (United Kingdom)(b)	4.875%	3/14/2030	187,000	188,963
Southern Copper Corp.	3.875%	4/23/2025	340,000	339,795
Total				2,403,221

Miscellaneous Manufacturing 0.17%
Trinity Industries, Inc.†	7.75%	7/15/2028	218,000	226,133

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 6.84%
Antero Resources Corp.†	7.625%	2/1/2029	$129,000	$132,350
APA Corp.†	4.375%	10/15/2028	415,000	398,929
California Resources Corp.†	7.125%	2/1/2026	35,000	34,998
Canadian Natural Resources Ltd. (Canada)†(b)	5.00%	12/15/2029	39,000	38,995
CITGO Petroleum Corp.†	6.375%	6/15/2026	295,000	294,625
Civitas Resources, Inc.†	5.00%	10/15/2026	200,000	197,226
Civitas Resources, Inc.†	8.375%	7/1/2028	135,000	139,487
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	633,937
Continental Resources, Inc.	4.375%	1/15/2028	209,000	204,895
Coterra Energy, Inc.	3.90%	5/15/2027	300,000	295,400
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	74,950
Crescent Energy Finance LLC†	9.25%	2/15/2028	367,000	381,307
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,645
Ecopetrol SA (Colombia)(b)	8.625%	1/19/2029	304,000	322,678
EQT Corp.†	3.125%	5/15/2026	243,000	238,764
EQT Corp.	5.70%	4/1/2028	249,000	256,033
Expand Energy Corp.	5.375%	2/1/2029	99,000	98,710
Expand Energy Corp.†	5.875%	2/1/2029	274,000	273,720
Expand Energy Corp.†	6.75%	4/15/2029	194,000	196,566
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	197,000	199,867
Helmerich & Payne, Inc.†	4.65%	12/1/2027	102,000	101,818
Helmerich & Payne, Inc.†	4.85%	12/1/2029	151,000	146,749
HF Sinclair Corp.	5.00%	2/1/2028	201,000	200,294
Leviathan Bond Ltd. (Israel)(b)	6.125%	6/30/2025	352,000	351,871
Matador Resources Co.†	6.875%	4/15/2028	243,000	246,257
Occidental Petroleum Corp.	6.375%	9/1/2028	275,000	285,435
Ovintiv, Inc.	5.375%	1/1/2026	250,000	250,364
Ovintiv, Inc.	5.65%	5/15/2025	76,000	76,052
Ovintiv, Inc.	5.65%	5/15/2028	139,000	142,510
Permian Resources Operating LLC†	5.375%	1/15/2026	169,000	168,555
Permian Resources Operating LLC†	8.00%	4/15/2027	161,000	164,157
Petroleos Mexicanos (Mexico)(b)	4.50%	1/23/2026	50,000	48,998
Petroleos Mexicanos (Mexico)(b)	6.49%	1/23/2027	460,000	450,977
Petroleos Mexicanos (Mexico)(b)	6.875%	10/16/2025	176,000	175,876
Range Resources Corp.	8.25%	1/15/2029	175,000	180,147
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	118,000	121,534
SM Energy Co.	6.75%	9/15/2026	267,000	267,120
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	103,000	106,917
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%	8/15/2025	200,000	197,600

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(b)	4.00%	8/15/2026	$400,000	$391,598
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	200,000	188,006
Viper Energy, Inc.†	5.375%	11/1/2027	197,000	195,319
Total				9,097,236

Packaging & Containers 0.31%
Amcor Flexibles North America, Inc.†	4.80%	3/17/2028	78,000	78,449
Amcor Flexibles North America, Inc.†	5.10%	3/17/2030	65,000	65,554
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	48,000	47,100
Sonoco Products Co.	4.45%	9/1/2026	31,000	30,910
Trivium Packaging Finance BV (Netherlands)†(b)	5.50%	8/15/2026	200,000	197,076
Total				419,089

Pharmaceuticals 1.52%
Bausch Health Cos., Inc. (Canada)†(b)	5.50%	11/1/2025	193,000	192,928
Bausch Health Cos., Inc. (Canada)†(b)	6.125%	2/1/2027	31,000	31,454
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	300,000	298,696
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	246,000	239,702
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	203,784
Bayer U.S. Finance LLC†	6.25%	1/21/2029	200,000	207,416
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	304,000	304,065
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%	10/1/2026	557,000	540,518
Total				2,018,563

Pipelines 3.00%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	272,000	271,382
Buckeye Partners LP	3.95%	12/1/2026	181,000	176,530
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	109,000	112,794
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	272,969
DCP Midstream Operating LP	5.375%	7/15/2025	88,000	88,050
DT Midstream, Inc.†	4.125%	6/15/2029	312,000	293,918
Energy Transfer LP†	5.625%	5/1/2027	177,000	176,926
Energy Transfer LP†	6.00%	2/1/2029	183,000	186,142
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	189,000	192,915
Hess Midstream Operations LP†	5.875%	3/1/2028	49,000	49,260
Kinder Morgan, Inc.	5.00%	2/1/2029	153,000	154,320
Kinetik Holdings LP†	6.625%	12/15/2028	89,000	90,481
ONEOK, Inc.	4.15%	6/1/2025	138,000	137,775

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
ONEOK, Inc.†	5.625%	1/15/2028	$245,000	$249,298
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	122,000	122,087
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	151,000	149,898
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	28,000	28,011
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	394,000	397,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	173,000	173,753
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	243,445
Western Midstream Operating LP	4.75%	8/15/2028	65,000	64,780
Western Midstream Operating LP	6.35%	1/15/2029	39,000	40,736
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	111,917
Williams Cos., Inc.	4.90%	3/15/2029	115,000	115,785
Williams Cos., Inc.	5.30%	8/15/2028	87,000	88,890
Total				3,989,837

REITS 1.93%
American Tower Corp.	5.25%	7/15/2028	82,000	83,486
American Tower Corp.	5.50%	3/15/2028	105,000	107,509
Crown Castle, Inc.	3.65%	9/1/2027	40,000	38,980
Crown Castle, Inc.	4.80%	9/1/2028	70,000	69,889
Crown Castle, Inc.	5.00%	1/11/2028	74,000	74,299
EPR Properties	4.50%	6/1/2027	70,000	69,087
EPR Properties	4.75%	12/15/2026	171,000	170,285
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	79,000	79,300
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	290,000	281,484
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	167,000	173,092
Iron Mountain, Inc.†	4.875%	9/15/2027	133,000	130,384
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	138,000	134,502
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	334,000	333,241
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	174,272
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	26,000	24,859
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	197,000	194,980
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	179,295
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	248,000	248,137
Total				2,567,081

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.33%
CEC Entertainment LLC†	6.75%	5/1/2026	$247,000	$243,803
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	200,000	199,880
Total				443,683

Semiconductors 1.01%
Broadcom, Inc.	5.05%	7/12/2029	123,000	124,740
Entegris, Inc.†	4.75%	4/15/2029	278,000	268,250
Foundry JV Holdco LLC†	5.90%	1/25/2030	600,000	621,851
Intel Corp.	2.45%	11/15/2029	64,000	57,408
Intel Corp.	3.15%	5/11/2027	26,000	25,208
Intel Corp.	3.75%	8/5/2027	73,000	71,499
Microchip Technology, Inc.	4.90%	3/15/2028	79,000	79,254
Microchip Technology, Inc.	5.05%	2/15/2030	92,000	91,897
Total				1,340,107

Shipbuilding 0.13%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	130,640
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	39,000	39,543
Total				170,183

Software 1.13%
AppLovin Corp.	5.125%	12/1/2029	601,000	603,527
Atlassian Corp. (Australia)(b)	5.25%	5/15/2029	140,000	142,580
Concentrix Corp.	6.65%	8/2/2026	132,000	134,700
Open Text Corp. (Canada)†(b)	6.90%	12/1/2027	135,000	139,839
Oracle Corp.	2.30%	3/25/2028	67,000	62,945
Oracle Corp.	4.80%	8/3/2028	129,000	130,079
Synopsys, Inc.	4.55%	4/1/2027	102,000	102,400
Synopsys, Inc.	4.65%	4/1/2028	52,000	52,311
Synopsys, Inc.	4.85%	4/1/2030	129,000	129,877
Total				1,498,258

Telecommunications 0.15%
Sprint Capital Corp.	6.875%	11/15/2028	190,000	202,903

Toys/Games/Hobbies 0.50%
Hasbro, Inc.	3.90%	11/19/2029	453,000	431,131
Mattel, Inc.†	5.875%	12/15/2027	230,000	230,860
Total				661,991

Transportation 0.15%
XPO, Inc.†	6.25%	6/1/2028	194,000	196,512

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.48%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	$124,000	$121,646
GATX Corp.	5.40%		3/15/2027	50,000	50,661
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	48,000	47,030
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	268,570
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	151,000	152,599
Total					640,506

Water 0.04%
Essential Utilities, Inc.	4.80%		8/15/2027	52,000	52,211
Total Corporate Bonds (cost $83,753,281)					84,414,731

FLOATING RATE LOANS(e) 3.33%

Airlines 0.15%
American Airlines, Inc. 2025 Term Loan	–	(f)	4/20/2028	200,000	197,953

Diversified Financial Services 0.32%
Corpay Technologies Operating Co. LLC Term Loan B5	6.075% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	334,589	334,092
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(b)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	93,827	94,276
Total					428,368

Electric 0.23%
Calpine Corp. 2024 Term Loan B5	–	(f)	2/15/2032	300,000	299,332

Insurance 0.51%
AssuredPartners, Inc. 2024 Incremental Term Loan B5	–	(f)	2/14/2031	249,370	249,944
Asurion LLC 2021 Term Loan B9	7.689% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	437,036	434,169
Total					684,113

Internet 0.23%
Gen Digital, Inc. 2021 Term Loan A	5.925% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	303,618	302,973

Leisure Time 0.02%
Carnival Corp. 2025 Term Loan (2027)	6.325% (1 mo. USD Term SOFR + 2.00%	)	8/8/2027	29,389	29,381

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing 0.32%
DirecTV Financing LLC Term Loan	9.552% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	$83,843	$84,064
Virgin Media Bristol LLC USD Term Loan N	6.934% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	350,000	341,133
Total					425,197

Oil & Gas 0.59%
Hilcorp Energy I LP Term Loan B	6.322% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	285,600	285,556
Occidental Petroleum Corp. 2 Year Term Loan	6.039% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	497,611	497,984
Total					783,540

Pharmaceuticals 0.29%
Elanco Animal Health, Inc. Term Loan B	6.173% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	380,788	380,453

Pipelines 0.03%
Buckeye Partners LP 2024 Term Loan B5	6.075% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	40,739	40,767

Retail 0.33%
KFC Holding Co. 2021 Term Loan B	6.181% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	323,232	324,363
LBM Acquisition LLC Term Loan B	–	(f)	12/17/2027	120,000	117,669
Total					442,032

Semiconductors 0.31%
Broadcom, Inc. Term Loan A5	5.198% - 5.45% (1 mo. USD Term SOFR + 1.13% (3 mo. USD Term SOFR + 1.13%	) )	8/15/2028	411,923	411,923
Total Floating Rate Loans (cost $4,445,187)					4,426,032

FOREIGN GOVERNMENT OBLIGATIONS(b) 1.30%

Colombia 0.15%
Colombia Government International Bonds	3.875%		4/25/2027	200,000	194,740

Dominican Republic 0.15%
Dominican Republic International Bonds	6.875%		1/29/2026	100,000	101,565
Dominican Republic International Bonds	8.625%		4/20/2027	100,000	102,747
Total					204,312

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Kazakhstan 0.45%
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	$200,000	$198,558
Development Bank of Kazakhstan JSC†(c)	5.625%		4/7/2030	200,000	200,084
Kazakhstan Government International Bonds	5.125%		7/21/2025	200,000	200,005
Total					598,647

Mexico 0.15%
Mexico Government International Bonds	6.00%		5/13/2030	200,000	204,244

Romania 0.25%
Romania Government International Bonds	5.25%		11/25/2027	222,000	221,630
Romania Government International Bonds†	5.875%		1/30/2029	110,000	109,735
Total					331,365

South Africa 0.15%
Republic of South Africa Government International Bonds	5.875%		9/16/2025	200,000	200,323
Total Foreign Government Obligations (cost $1,723,923)					1,733,631

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(g)	1/16/2048	2,138	1,937
Government National Mortgage Association Series 2014-78 IO(h)	0.01%	#(g)	3/16/2056	10,345	2
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,292	9,140
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	8,098	7,713
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	27,911	25,061
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	6,579	6,188
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	13,516	11,956
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $68,242)					61,997

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.39%
Federal Home Loan Mortgage Corp.	4.10%		7/1/2029	60,000	59,056
Federal Home Loan Mortgage Corp.	4.15%		7/1/2029 - 10/1/2029	160,000	157,544
Uniform Mortgage-Backed Security(i)	5.00%		TBA	2,110,000	2,119,185
Uniform Mortgage-Backed Security(i)	5.50%		TBA	2,601,000	2,640,683
Uniform Mortgage-Backed Security(i)	6.00%		TBA	846,000	868,207
Total Government Sponsored Enterprises Pass-Throughs (cost $5,835,989)					5,844,675

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.85%
Bank5 Series 2025-5YR14 Class A3(c)	5.646%		4/15/2058	$670,000	$690,100	(a)
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	200,000	199,297
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(g)	2/15/2051	70,000	67,887
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	100,000	94,465
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(g)	11/15/2056	110,000	117,815
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(g)	12/15/2057	160,000	164,802
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.284% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	120,022	119,737
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.122% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	81,241	80,983
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.761% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	174,962	175,289
BX Trust Series 2022-PSB Class A†	6.77% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	71,560	71,471
BX Trust Series 2024-CNYN Class A†	5.761% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	169,057	169,593
BX Trust Series 2025-ROIC Class A†	5.463% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	140,000	139,489
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(h)	1.066%	#(g)	11/10/2049	168,561	1,811
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.632%	#(g)	12/10/2054	166,830	1,364
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(h)	0.272%	#(g)	6/10/2048	574,388	6
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	310,000	304,770
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(h)	0.151%	#(g)	9/10/2047	2,000,000	20
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	172,323	171,926
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(h)	0.363%	#(g)	7/10/2050	29,120	–
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(h)	1.334%	#(g)	8/10/2049	43,800	376
CONE Trust Series 2024-DFW1 Class A†	5.961% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	100,000	99,426

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(h)	0.54%	#(g)	9/15/2037	$978,382	$2,514
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(h)	1.853%	#(g)	1/15/2049	580,530	5,343
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	400,000	391,279
DBJPM Mortgage Trust Series 2016-C3 Class XA(h)	1.403%	#(g)	8/10/2049	155,229	1,816
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	3,328	3,241
DBWF Mortgage Trust Series 2016-85T Class XA†(h)	0.014%	#(g)	12/10/2036	3,140,000	2,367
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	6.54% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	134,468	136,274
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.64% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	50,836	51,782
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.436% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	197,162	199,962
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.69% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	178,057	178,536
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.59% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	182,843	183,103
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.34% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	26,705	26,661
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.59% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	138,878	138,907
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.59% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	282,500	283,003
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.29% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	62,125	62,015

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.34% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	$144,408	$144,176
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.336% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	79,675	79,655
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.89% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	191,847	196,638
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	6.84% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	84,668	85,801
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.486% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	106,722	106,615
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.34% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	104,473	104,233
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.49% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	110,988	110,934
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.286% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	146,229	145,748
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.436% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	236,535	236,198
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(h)	0.111%	#(g)	2/10/2037	1,590,000	4,015
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	5.684% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	100,000	99,440
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.734% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	100,000	95,748
GS Mortgage Securities Trust Series 2015-GS1 Class XB(h)	0.178%#(g)		11/10/2048	1,082,000	2,063

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	$60,000	$55,981
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(g)	1/13/2040	270,000	275,031
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(h)	1.256%	#(g)	8/5/2034	351,217	76
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	53,539
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(h)	0.562%	#(g)	12/15/2049	749,971	4,908
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(h)	1.02%	#(g)	9/15/2050	700,047	12,479
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	5.817% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	90,000	50,400
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	6.517% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	24,000	4,284
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(h)	0.387%	#(g)	1/15/2048	7,399	–
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(h)	0.404%	#(g)	7/15/2048	575,673	8
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	688,978	672,511
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.209% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	110,000	109,931
KIND Trust Series 2021-KIND Class A†	5.39% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	158,675	156,610
LBA Trust Series 2024-7IND Class A†	5.762% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	90,000	89,966
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(h)	1.631%	#(g)	3/10/2049	496,178	2,461
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	31,741	31,618
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(h)	0.522%	#(g)	7/15/2050	296,850	24
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	50,000	49,619
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(h)	1.258%	#(g)	11/15/2049	741,506	9,809

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	$755	$754
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(h)	0.877%	#(g)	8/15/2049	1,000,000	10,258
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(g)	9/24/2057	265,152	256,564
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	686	683
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	1,067
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	300,000	302,674
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(h)	0.305%	#(g)	2/15/2041	4,149,000	50,039
Shops at Crystals Trust Series 2016-CSTL Class XB†(h)	0.203%	#(g)	7/5/2036	1,000,000	2,110
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.762% (1 mo. USD Term SOFR + 1.44%	)#	3/15/2042	170,000	168,391
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.435% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	130,000	134,830
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	18,314
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(h)	0.03%	#(g)	6/15/2048	2,000,000	20
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A4	3.498%		7/15/2058	252,743	251,689
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	50,596	50,318
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(h)	0.647%	#(g)	9/15/2048	684,859	7
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(h)	1.705%	#(g)	8/15/2049	868,030	14,752
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	28,566
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	170,000	176,512
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	300,000	314,819
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,377,464)					9,110,316

U.S. TREASURY OBLIGATIONS 2.32%
U.S. Treasury Notes	3.75%		8/31/2026	1,787,000	1,781,765
U.S. Treasury Notes	4.25%		11/30/2026	1,296,000	1,302,404
Total U.S. Treasury Obligations (cost $3,073,319)					3,084,169
Total Long-Term Investments (cost $136,995,294)					137,469,556

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.34%

COMMERCIAL PAPER 0.40%

Electric 0.40%
Evergy Kansas Central, Inc.†	4.594%	4/1/2025	$250,000	$250,000
Evergy Kansas Central, Inc.†	4.594%	4/1/2025	279,000	279,000
Total Commercial Paper (cost $529,000)				529,000

REPURCHASE AGREEMENTS 0.94%
Repurchase Agreement dated 3/31/2025, 4.300% due 4/1/2025 with Barclays Capital, Inc. collateralized by $1,277,000 of U.S. Treasury Bond at 4.125% due 3/31/2032; value: $1,278,571; proceeds: $1,253,150 (cost $1,253,000)			1,253,000	1,253,000
Total Short-Term Investments (cost $1,782,000)				1,782,000
Total Investments in Securities 104.69% (cost $138,777,294)				139,251,556
Other Assets and Liabilities - Net(j) (4.69)%				(6,235,681)
Net Assets 100.00%				$133,015,875

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $77,154,687, which represents 58.00% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis.
(d)	Step Bond - Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2025.
(f)	Interest Rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at March 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	$2,007,000	$40,137	$(1,362)	$38,775
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	672,000	12,821	(113)	12,708
					$52,958	$(1,475)	$51,483

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,475.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at March 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$4,300,000	$–	$12,162	$12,162
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%	3/25/2027	8,752,000	81	87,403	87,484
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$81	$99,565	$99,646

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$4,610,000	$–	$(132,289)	$(132,289)
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index	5/31/2028	4,680,000	(18,727)	(11,501)	(30,228)
Goldman Sachs(2)	12-Month USD SOFR Index	3.661%	10/16/2027	7,000,000	–	(4,121)	(4,121)
Goldman Sachs(2)	12-Month USD SOFR Index	3.750%	12/18/2026	5,000,000	(12,175)	9,434	(2,741)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(30,902)	$(138,477)	$(169,379)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$299,000	$3,265

NSA	Non-seasonally adjusted.

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	200	Long	$41,260,867	$41,434,375	$173,508

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2025	66	Short	$(7,049,423)	$(7,138,313)	$(88,890)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$14,158,252	$250,625	$14,408,877
Remaining Industries	–	14,258,479	–	14,258,479
Convertible Bonds	–	126,649	–	126,649
Corporate Bonds	–	84,414,731	–	84,414,731
Floating Rate Loans	–	4,426,032	–	4,426,032
Foreign Government Obligations	–	1,733,631	–	1,733,631
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	61,997	–	61,997
Government Sponsored Enterprises Pass-Throughs	–	5,844,675	–	5,844,675
Non-Agency Commercial Mortgage-Backed Securities	–	8,420,216	690,100	9,110,316
U.S. Treasury Obligations	–	3,084,169	–	3,084,169
Short-Term Investments
Commercial Paper	–	529,000	–	529,000
Repurchase Agreements	–	1,253,000	–	1,253,000
Total	$–	$138,310,831	$940,725	$139,251,556

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – SHORT DURATION INCOME PORTFOLIO March 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$51,483	$–	$51,483
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	99,646	–	99,646
Liabilities	–	(169,379)	–	(169,379)
Centrally Cleared CPI Swap Contracts
Assets	–	3,265	–	3,265
Liabilities	–	–	–	–
Futures Contracts
Assets	173,508	–	–	173,508
Liabilities	(88,890)	–	–	(88,890)
Total	$84,618	$(14,985)	$–	$69,633

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.72%

ASSET-BACKED SECURITIES 14.69%

Automobiles 6.95%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$1,726,862	$1,739,626
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	1,225,000	1,239,562
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,143,847
CarMax Auto Owner Trust Series 2024-4 Class D	5.36%	8/15/2031	960,000	964,582
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,228,176
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	618,472	616,826
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	2,675,000	2,707,500
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,707,528
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	1,200,000	1,222,357
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	890,460
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,845,000	1,857,615
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	630,000	637,099
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	1,270,000	1,252,140
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	335,696	335,631
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	1,377,415	1,394,299
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	1,300,000	1,303,228
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	1,630,000	1,626,884
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	660,000	678,937
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	1,000,000	1,007,129
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	1,555,000	1,568,412
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	531,293	533,229
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,366,767
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	3,670,000	3,766,247

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	$1,755,000	$1,759,621
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	615,000	628,731
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	1,655,000	1,713,509
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%		5/15/2031	1,010,000	1,014,070
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%		12/15/2028	1,980,000	1,988,032
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	1,860,000	1,875,798
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	855,000	871,108
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%		3/15/2030	1,535,000	1,560,337
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	1,635,000	1,637,950
Total					44,837,237

Credit Card 1.17%
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	2,530,000	2,576,377
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	1,150,000	1,166,557
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	1,925,000	1,920,774
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	1,860,000	1,897,896
Total					7,561,604

Other 6.57%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.868% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	2,000,000	2,002,205
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,510,000	2,529,661
Affirm Asset Securitization Trust Series 2023-B Class E†	11.32%		9/15/2028	1,200,000	1,221,261
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,130,000	1,137,660
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	488,388

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	5.784% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	$483,013	$483,735
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,505,000	1,530,277
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	7.193% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	710,000	714,482
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	5.842% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	2,080,000	2,082,853
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	6.28% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	1,950,000	1,953,710
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.905% (3 mo. USD Term SOFR + 1.60%	)#	1/19/2038	1,250,000	1,238,124
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.849% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	200,518	200,067
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.293% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	1,100,000	1,105,663
CIFC Funding Ltd. Series 2018-2A Class A1R†	5.663% (3 mo. USD Term SOFR + 1.37%	)#	10/20/2037	1,070,000	1,069,378
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	1,780,000	1,788,040
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050	675,622	654,986
Dryden 107 CLO Ltd. Series 2023-107A Class C†	7.323% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035	820,000	824,623
Generate CLO 14 Ltd. Series 2024-14A Class B†	6.39% (3 mo. USD Term SOFR + 2.10%	)#	4/22/2037	890,000	892,665
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A Class C†	6.643% (3 mo. USD Term SOFR + 2.35%	)#	4/20/2037	940,000	946,248
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.902% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	3,100,000	3,105,761
KKR CLO 35 Ltd. Series 35A Class BR†	5.917% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	1,280,000	1,281,375
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,781,645

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	$1,400,000	$1,334,777
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.899% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	1,043,333	1,042,138
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.704% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,080,000	1,077,853
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	1,495,000	1,434,007
MF1 LLC Series 2024-FL14 Class A†	6.054% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	1,190,000	1,192,151
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.046% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2037	1,700,000	1,696,472
OCP CLO Ltd. Series 2014-7A Class A1RR†	5.675% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2029	21,820	21,830
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	1,205,000	1,205,624
RAD CLO 21 Ltd. Series 2023-21A Class BR†	5.867% (3 mo. USD Term SOFR + 1.55%	)#	1/25/2037	770,000	766,205
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.611% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	890,000	888,108
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,147,125	1,121,102
Trinitas CLO XXVII Ltd. Series 2024-27A Class B†	6.493% (3 mo. USD Term SOFR + 2.20%	)#	4/18/2037	750,000	755,845
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	790,000	800,638
Total					42,369,557
Total Asset-Backed Securities (cost $94,422,274)					94,768,398

CORPORATE BONDS 45.38%

Aerospace/Defense 0.25%
Boeing Co.	6.528%		5/1/2034	943,000	1,010,954
Boeing Co.	6.858%		5/1/2054	568,000	617,475
Total					1,628,429

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 1.24%
BAT Capital Corp.	5.35%		8/15/2032	$2,011,000	$2,023,180
BAT Capital Corp.	5.834%		2/20/2031	601,000	625,138
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%		2/1/2030	3,393,000	3,470,912
Imperial Brands Finance PLC (United Kingdom)†(a)	5.875%		7/1/2034	872,000	883,973
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	1,000,000	1,000,575
Total					8,003,778

Airlines 0.45%
American Airlines, Inc.†	7.25%		2/15/2028	934,000	929,898
AS Mileage Plan IP Ltd. (Cayman Islands)†(a)	5.308%		10/20/2031	1,411,000	1,380,323
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	582,000	574,982
Total					2,885,203

Auto Manufacturers 1.40%
Ford Motor Co.	9.625%		4/22/2030	901,000	1,029,860
Ford Motor Credit Co. LLC	2.70%		8/10/2026	1,373,000	1,324,407
Ford Motor Credit Co. LLC	3.375%		11/13/2025	798,000	788,549
Ford Motor Credit Co. LLC	4.134%		8/4/2025	732,000	727,850
Ford Motor Credit Co. LLC	6.054%		11/5/2031	668,000	654,899
Ford Motor Credit Co. LLC	6.125%		3/8/2034	1,316,000	1,263,294
Ford Motor Credit Co. LLC	7.20%		6/10/2030	831,000	863,200
Hyundai Capital America†	1.80%		10/15/2025	1,025,000	1,008,668
Hyundai Capital America†	5.80%		6/26/2025	611,000	612,287
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	742,000	763,465
Total					9,036,479

Auto Parts & Equipment 0.24%
Goodyear Tire & Rubber Co.	5.00%		7/15/2029	1,020,000	947,219
ZF North America Capital, Inc.†	6.75%		4/23/2030	648,000	616,510
Total					1,563,729

Banks 10.07%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	800,000	695,983
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,224,000	1,292,674
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,750,000	2,543,429
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,926,395
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,119,819
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	1,914,000	1,904,625

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	$1,296,000	$1,257,591
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	2,186,000	2,159,890
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	2,173,000	2,107,213
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	1,956,000	1,992,083
Danske Bank AS (Denmark)†(a)	4.375%		6/12/2028	1,407,000	1,395,332
Freedom Mortgage Corp.†	12.25%		10/1/2030	1,100,000	1,212,939
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	1,193,000	1,022,098
Intesa Sanpaolo SpA (Italy)†(a)	6.625%		6/20/2033	1,782,000	1,909,064
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,407,464
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	2,302,000	2,253,615
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	705,000	745,126
Macquarie Bank Ltd. (Australia)†(a)	3.624%		6/3/2030	516,000	478,262
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%	)#	6/23/2032	2,044,000	1,780,761
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	1,500,000	1,496,553
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	760,000	760,232
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,171,000	997,397
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	3,004,000	2,966,756
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	889,938
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	713,000	713,364
NatWest Group PLC (United Kingdom)(a)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	430,000	430,543
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	1,205,000	1,224,949
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	873,000	876,343
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	1,793,000	1,835,972

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	5.711% (SOFR + 1.92%%	)#	1/24/2035	$1,332,000	$1,360,462
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,367,629
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	1,349,000	1,379,561
UBS Group AG (Switzerland)†(a)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	1,127,000	1,097,007
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,645,305
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	869,057
UBS Group AG (Switzerland)†(a)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	1,507,000	1,480,629
UBS Group AG (Switzerland)†(a)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	680,020
UBS Group AG (Switzerland)†(a)	6.373% (SOFR + 3.34%	)#	7/15/2026	1,500,000	1,506,058
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%	)#	8/11/2028	2,000,000	2,075,008
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	1,422,000	1,419,052
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,746,716
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	1,241,000	1,113,819
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,834,148
Total					64,970,881

Beverages 0.11%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	687,000	704,340

Biotechnology 0.24%
Biocon Biologics Global PLC (United Kingdom)†(a)	6.67%		10/9/2029	641,000	602,707
Royalty Pharma PLC	5.40%		9/2/2034	948,000	937,481
Total					1,540,188

Building Materials 0.20%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	651,000	655,965
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	631,000	612,902
Total					1,268,867

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.47%
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	$2,351,000	$2,308,125
Rain Carbon, Inc.†	12.25%	9/1/2029	645,000	685,987
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	14,000	14,000
Total				3,008,112

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	709,000	651,587

Commercial Services 1.11%
Allied Universal Holdco LLC†	7.875%	2/15/2031	633,000	641,590
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	749,000	688,920
Block, Inc.	2.75%	6/1/2026	658,000	638,736
Block, Inc.†	6.50%	5/15/2032	593,000	599,719
EquipmentShare.com, Inc.†	9.00%	5/15/2028	883,000	915,914
Global Payments, Inc.	4.95%	8/15/2027	1,579,000	1,592,639
GXO Logistics, Inc.	6.50%	5/6/2034	727,000	744,558
Rollins, Inc.†	5.25%	2/24/2035	1,334,000	1,328,071
Total				7,150,147

Computers 0.42%
Accenture Capital, Inc.	4.25%	10/4/2031	856,000	840,698
Gartner, Inc.†	4.50%	7/1/2028	1,188,000	1,165,799
McAfee Corp.†	7.375%	2/15/2030	797,000	706,083
Total				2,712,580

Cosmetics/Personal Care 0.14%
Opal Bidco SAS(b)	6.50%	3/31/2032	901,000	901,000

Distribution/Wholesale 0.16%
Mitsubishi Corp. (Japan)†(a)	5.125%	7/17/2034	999,000	1,011,138

Diversified Financial Services 2.29%
Air Lease Corp.	5.20%	7/15/2031	916,000	920,502
Aircastle Ltd.†	2.85%	1/26/2028	1,114,000	1,051,946
Aircastle Ltd.†	6.50%	7/18/2028	998,000	1,040,127
Aviation Capital Group LLC†	1.95%	1/30/2026	812,000	793,129
Aviation Capital Group LLC†	6.375%	7/15/2030	1,471,000	1,544,187
Aviation Capital Group LLC†	6.75%	10/25/2028	594,000	627,306
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%	2/21/2026	2,266,000	2,212,862
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%	11/18/2027	234,000	219,110
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.375%	5/30/2030	953,000	954,578

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	$470,000	$486,522
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,237,081
Navient Corp.	11.50%		3/15/2031	1,111,000	1,242,075
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	908,587
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	580,196
Nuveen LLC†	5.85%		4/15/2034	936,000	958,313
Total					14,776,521

Electric 4.62%
AES Corp.	2.45%		1/15/2031	1,120,000	957,872
AES Corp.†	3.95%		7/15/2030	1,193,000	1,119,300
Alfa Desarrollo SpA (Chile)†(a)	4.55%		9/27/2051	563,186	432,609
Alpha Generation LLC†	6.75%		10/15/2032	320,000	320,454
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	1,017,484
Ausgrid Finance Pty. Ltd. (Australia)†(a)	4.35%		8/1/2028	1,320,000	1,304,479
Chile Electricity Lux MPC II SARL (Luxembourg)†(a)	5.58%		10/20/2035	959,000	959,575
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	448,000	463,978
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	914,000	924,139
Entergy Louisiana LLC	5.15%		9/15/2034	1,979,000	1,973,969
Entergy Louisiana LLC	5.70%		3/15/2054	960,000	947,486
Entergy Louisiana LLC	5.80%		3/15/2055	734,000	731,117
Entergy Texas, Inc.	5.25%		4/15/2035	536,000	535,520
Entergy Texas, Inc.	5.55%		9/15/2054	524,000	502,730
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(a)	7.25%		1/31/2041	570,700	565,421
FirstEnergy Transmission LLC	5.00%		1/15/2035	447,000	438,451
Florida Power & Light Co.	5.80%		3/15/2065	405,000	414,842
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,822,917
IPALCO Enterprises, Inc.	5.75%		4/1/2034	870,000	879,992
Jersey Central Power & Light Co.†	5.10%		1/15/2035	339,000	335,286
Lightning Power LLC†	7.25%		8/15/2032	613,000	631,641
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030	891,233	869,552
Narragansett Electric Co.†	5.35%		5/1/2034	1,005,000	1,010,940
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	521,761
NRG Energy, Inc.†	6.00%		2/1/2033	796,000	775,210
Oglethorpe Power Corp.†	5.80%		6/1/2054	620,000	609,496
Oglethorpe Power Corp.†	5.90%		2/1/2055	455,000	455,374

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	$1,183,000	$1,228,532
Public Service Electric & Gas Co.	4.85%	8/1/2034	2,181,000	2,162,793
Union Electric Co.	5.125%	3/15/2055	606,000	557,156
Union Electric Co.(b)	5.25%	4/15/2035	663,000	668,677
Virginia Electric & Power Co.	5.05%	8/15/2034	1,793,000	1,774,517
Vistra Operations Co. LLC†	5.70%	12/30/2034	1,275,000	1,269,603
Vistra Operations Co. LLC†	7.75%	10/15/2031	591,000	619,448
Total				29,802,321

Energy-Alternate Sources 0.12%
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	816,640	792,966

Engineering & Construction 0.42%
IRB Infrastructure Developers Ltd. (India)†(a)	7.11%	3/11/2032	776,000	784,174
MasTec, Inc.†	4.50%	8/15/2028	1,319,000	1,288,658
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	690,000	655,456
Total				2,728,288

Entertainment 0.09%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	609,000	585,846

Equity Real Estate 0.14%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	1,011,000	926,787

Food 0.70%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	379,000	383,051
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	3.625%	1/15/2032	1,410,000	1,271,338
Mars, Inc.†	5.00%	3/1/2032	917,000	921,225
Mars, Inc.†	5.20%	3/1/2035	1,310,000	1,317,055
Mars, Inc.†	5.70%	5/1/2055	612,000	611,920
Total				4,504,589

Forest Products & Paper 0.11%
LD Celulose International GmbH (Austria)†(a)	7.95%	1/26/2032	656,000	676,795

Gas 0.30%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,382,660
National Fuel Gas Co.	5.95%	3/15/2035	550,000	560,796
Total				1,943,456

Hand/Machine Tools 0.21%
Regal Rexnord Corp.	6.05%	2/15/2026	1,336,000	1,346,359

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.18%
Solventum Corp.	5.60%	3/23/2034	$1,160,000	$1,176,347

Health Care-Services 1.05%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,196,228
Centene Corp.	3.375%	2/15/2030	919,000	831,890
DaVita, Inc.†	6.875%	9/1/2032	618,000	621,958
HCA, Inc.	5.45%	9/15/2034	428,000	424,467
HCA, Inc.	5.50%	3/1/2032	1,727,000	1,744,376
LifePoint Health, Inc.†	9.875%	8/15/2030	573,000	605,290
Universal Health Services, Inc.	5.05%	10/15/2034	360,000	341,492
Total				6,765,701

Insurance 3.04%
Arthur J Gallagher & Co.	5.00%	2/15/2032	1,027,000	1,027,597
Assurant, Inc.	2.65%	1/15/2032	595,000	503,291
Athene Global Funding†	5.62%	5/8/2026	2,192,000	2,215,378
Beacon Funding Trust†	6.266%	8/15/2054	986,000	983,840
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,292,000	1,313,781
Brown & Brown, Inc.	2.375%	3/15/2031	1,295,000	1,112,530
CNO Global Funding†	5.875%	6/4/2027	1,145,000	1,174,758
GA Global Funding Trust†	2.90%	1/6/2032	2,366,000	2,050,355
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,688,550
GA Global Funding Trust†	5.20%	12/9/2031	1,353,000	1,346,312
GA Global Funding Trust†(b)	5.50%	4/1/2032	1,336,000	1,346,695
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	7.25%	2/15/2031	708,000	715,315
Jackson National Life Global Funding†	4.60%	10/1/2029	1,025,000	1,014,730
New York Life Global Funding†	4.55%	1/28/2033	1,027,000	997,038
Principal Life Global Funding II†	5.10%	1/25/2029	1,369,000	1,391,304
Sammons Financial Group Global Funding†	5.10%	12/10/2029	740,000	744,788
Total				19,626,262

Internet 0.57%
Prosus NV (Netherlands)(a)	4.027%	8/3/2050	856,000	577,145
Uber Technologies, Inc.†	4.50%	8/15/2029	2,504,000	2,464,484
Weibo Corp. (China)(a)	3.375%	7/8/2030	680,000	627,936
Total				3,669,565

Iron-Steel 0.10%
ATI, Inc.	7.25%	8/15/2030	626,000	645,735

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.10%
Carnival Corp.†	6.125%	2/15/2033	$665,000	$655,816

Lodging 0.20%
MGM China Holdings Ltd. (Macau)(a)	4.75%	2/1/2027	650,000	637,389
Wynn Macau Ltd. (Macau)†(a)	5.625%	8/26/2028	670,000	645,030
Total				1,282,419

Machinery-Diversified 0.37%
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	2,361,000	2,347,566

Media 0.76%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	700,000	649,867
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	673,000	652,797
Discovery Communications LLC	3.95%	3/20/2028	786,000	755,504
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,750,000	1,576,746
Univision Communications, Inc.†	8.50%	7/31/2031	1,271,000	1,243,171
Total				4,878,085

Mining 1.67%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	1,083,000	1,046,251
Antofagasta PLC (Chile)†(a)	6.25%	5/2/2034	1,175,000	1,215,090
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031	1,086,000	981,845
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,133,552
Glencore Funding LLC†	5.634%	4/4/2034	1,449,000	1,455,791
Glencore Funding LLC†	6.375%	10/6/2030	570,000	604,609
Hecla Mining Co.	7.25%	2/15/2028	625,000	631,376
Ivanhoe Mines Ltd. (Canada)†(a)	7.875%	1/23/2030	921,000	928,303
Minera Mexico SA de CV (Mexico)†(a)	5.625%	2/12/2032	1,439,000	1,428,668
Novelis, Inc.†	6.875%	1/30/2030	934,000	947,972
Rio Tinto Finance USA PLC (United Kingdom)(a)	5.875%	3/14/2065	400,000	404,990
Total				10,778,447

Miscellaneous Manufacturing 0.20%
Axon Enterprise, Inc.†	6.25%	3/15/2033	658,000	666,414
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	623,208
Total				1,289,622

Oil & Gas 5.05%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	955,000	971,986
Antero Resources Corp.†	7.625%	2/1/2029	1,160,000	1,190,123

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
APA Corp.†	4.25%	1/15/2030	$709,000	$674,441
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	412,000	410,478
Baytex Energy Corp. (Canada)†(a)	8.50%	4/30/2030	923,000	938,343
California Resources Corp.†	8.25%	6/15/2029	642,000	652,981
CITGO Petroleum Corp.†	8.375%	1/15/2029	618,000	629,495
Comstock Resources, Inc.†	6.75%	3/1/2029	603,000	590,407
Continental Resources, Inc.†	5.75%	1/15/2031	3,750,000	3,780,551
Coterra Energy, Inc.	5.60%	3/15/2034	1,409,000	1,418,295
Crescent Energy Finance LLC†	7.375%	1/15/2033	984,000	949,707
Devon Energy Corp.	5.20%	9/15/2034	1,061,000	1,023,846
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	578,000	592,868
Ecopetrol SA (Colombia)(a)	8.375%	1/19/2036	879,000	857,005
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	622,000	661,387
EQT Corp.	5.75%	2/1/2034	983,000	1,002,643
EQT Corp.	7.00%	2/1/2030	2,389,000	2,577,252
Expand Energy Corp.†	5.875%	2/1/2029	2,349,000	2,346,596
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	1,267,000	1,267,252
Medco Maple Tree Pte. Ltd. (Singapore)†(a)	8.96%	4/27/2029	600,000	620,864
Occidental Petroleum Corp.	6.625%	9/1/2030	2,468,000	2,594,292
Ovintiv, Inc.	6.50%	2/1/2038	1,010,000	1,042,504
Petroleos Mexicanos (Mexico)(a)	6.70%	2/16/2032	1,077,000	947,161
Petronas Capital Ltd. (Malaysia)†(a)(b)	5.848%	4/3/2055	377,000	382,589
SM Energy Co.†	6.75%	8/1/2029	1,246,000	1,228,619
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	240,000	210,124
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,297,000	1,219,220
Valaris Ltd.†	8.375%	4/30/2030	599,000	600,146
Vermilion Energy, Inc. (Canada)†(a)	6.875%	5/1/2030	618,000	605,813
Vital Energy, Inc.†	7.875%	4/15/2032	641,000	597,341
Total				32,584,329

Packaging & Containers 0.27%
Clydesdale Acquisition Holdings, Inc.†(b)	6.75%	4/15/2032	605,000	609,675
LABL, Inc.†	9.50%	11/1/2028	657,000	556,302
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	632,000	596,939
Total				1,762,916

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.49%
Bayer Corp.†	6.65%		2/15/2028	$670,000	$700,036
Bayer U.S. Finance LLC†	6.375%		11/21/2030	1,065,000	1,115,688
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031	994,000	867,439
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%		10/1/2026	515,000	499,761
Total					3,182,924

Pipelines 1.39%
Boardwalk Pipelines LP	3.40%		2/15/2031	881,000	803,167
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	609,332
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	787,555
Enbridge, Inc. (Canada)(a)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,599,554
EQM Midstream Partners LP†	7.50%		6/1/2030	580,000	627,082
Galaxy Pipeline Assets Bidco Ltd. (Jersey)†(a)	3.25%		9/30/2040	857,000	670,738
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	587,000	606,501
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	657,896
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	817,000	824,828
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%		1/15/2029	901,000	921,614
Venture Global LNG, Inc.†	8.375%		6/1/2031	862,000	874,849
Total					8,983,116

REITS 1.79%
American Tower Corp.	3.80%		8/15/2029	2,150,000	2,065,369
Brandywine Operating Partnership LP	4.55%		10/1/2029	1,028,000	935,979
Crown Castle, Inc.	3.30%		7/1/2030	2,250,000	2,064,545
EPR Properties	4.50%		6/1/2027	522,000	515,193
EPR Properties	4.95%		4/15/2028	511,000	506,252
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	697,000	644,543
VICI Properties LP	6.125%		4/1/2054	226,000	220,454
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	2,203,000	2,180,415
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	910,000	883,664
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	1,500,000	1,522,161
Total					11,538,575

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.22%
Saks Global Enterprises LLC†	11.00%		12/15/2029	$944,000	$766,046
Walgreens Boots Alliance, Inc.	8.125%		8/15/2029	633,000	646,837
Total					1,412,883

Semiconductors 0.96%
Broadcom, Inc.†	4.15%		4/15/2032	983,000	932,760
Broadcom, Inc.	4.30%		11/15/2032	1,119,000	1,068,520
Broadcom, Inc.	5.15%		11/15/2031	1,344,000	1,363,557
Foundry JV Holdco LLC†	5.50%		1/25/2031	1,021,000	1,038,201
Foundry JV Holdco LLC†	5.875%		1/25/2034	447,000	448,510
Foundry JV Holdco LLC†	5.90%		1/25/2033	1,317,000	1,341,385
Total					6,192,933

Software 0.98%
AppLovin Corp.	5.375%		12/1/2031	1,152,000	1,158,310
Atlassian Corp. (Australia)(a)	5.50%		5/15/2034	835,000	848,263
Cadence Design Systems, Inc.	4.70%		9/10/2034	876,000	855,686
Cloud Software Group, Inc.†	6.50%		3/31/2029	679,000	660,535
Synopsys, Inc.	5.00%		4/1/2032	838,000	840,436
Synopsys, Inc.	5.15%		4/1/2035	784,000	788,428
Workday, Inc.	3.80%		4/1/2032	1,290,000	1,194,490
Total					6,346,148

Telecommunications 0.18%
Altice France SA (France)†(a)	8.125%		2/1/2027	676,000	605,009
Sprint Capital Corp.	6.875%		11/15/2028	520,000	555,314
Total					1,160,323

Transportation 0.21%
Rand Parent LLC†	8.50%		2/15/2030	935,000	927,027
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	432,000	434,809
Total					1,361,836
Total Corporate Bonds (cost $293,950,372)					292,761,934

FLOATING RATE LOANS(c) 2.18%

Aerospace/Defense 0.11%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.325% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	515,293	514,474
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.325% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	196,001	195,689
Total					710,163

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.13%
American Airlines, Inc. 2025 Term Loan	6.543% (1 mo. USD Term SOFR + 2.25%	)	4/20/2028	$871,000	$862,085

Building Materials 0.07%
EMRLD Borrower LP 2024 Term Loan B	6.799% (3 mo. USD Term SOFR + 2.50%	)	8/4/2031	431,830	428,399

Commercial Services 0.11%
Trans Union LLC 2024 Term Loan B8	6.075% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	215,912	215,508
Trans Union LLC 2024 Term Loan B9	6.075% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	501,458	500,487
Total					715,995

Diversified Financial Services 0.69%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.072% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,890,976	1,891,373
Citadel Securities LP 2024 First Lien Term Loan	6.325% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	744,135	744,232
Corpay Technologies Operating Co. LLC Term Loan B5	6.075% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	395,010	394,423
Hudson River Trading LLC 2024 Term Loan B	7.322% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	805,980	805,694
Jane Street Group LLC 2024 Term Loan B1	6.313% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	642,480	635,654
Total					4,471,376

Electric 0.28%
Calpine Corp. 2024 Term Loan B10	6.075% (1 mo. USD Term SOFR + 1.75%	)	1/31/2031	633,000	631,351
NRG Energy, Inc. 2024 Term Loan	6.044% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	728,322	727,866
Vistra Operations Co. LLC 1st Lien Term Loan B3	–	(d)	12/20/2030	466,636	465,743
Total					1,824,960

Entertainment 0.22%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	6.049% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	1,392,947	1,389,214

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.09%
Reynolds Consumer Products LLC 2025 Term Loan B	6.075% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	$554,286	$555,846

Insurance 0.07%
Asurion LLC 2021 Term Loan B9	–	(d)	7/31/2027	487,231	484,035

Lodging 0.10%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.07% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	659,229	659,387

Media 0.12%
Charter Communications Operating LLC 2024 Term Loan B5	6.56% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	747,127	745,353

Oil & Gas 0.09%
Hilcorp Energy I LP Term Loan B	6.322% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	613,500	613,405

Transportation 0.10%
Genesee & Wyoming, Inc. 2024 Term Loan B	6.049% (3 mo. USD Term SOFR + 1.75%	)	4/10/2031	630,830	625,705
Total Floating Rate Loans (cost $14,168,840)					14,085,923

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.66%

Angola 0.14%
Angola Government International Bonds	8.75%		4/14/2032	1,063,000	916,149

Colombia 0.15%
Colombia Government International Bonds	7.50%		2/2/2034	955,000	947,073

Mexico 0.05%
Mexico Government International Bonds	6.00%		5/13/2030	301,000	307,387

Panama 0.15%
Panama Government International Bonds	6.40%		2/14/2035	1,030,000	968,921

Saudi Arabia 0.10%
Saudi Government International Bonds	5.75%		1/16/2054	680,000	649,456

Senegal 0.07%
Senegal Government International Bonds†	6.25%		5/23/2033	640,000	478,938
Total Foreign Government Obligations (cost $4,415,352)					4,267,924

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.95%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	$1,830,000	$1,594,156
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,818,660
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	1,648,000	1,458,643
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	1,640,000	1,483,750
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K149 Class A2	3.53%		8/25/2032	1,650,000	1,550,680
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(e)	12/25/2032	1,600,000	1,528,581
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(e)	1/25/2033	880,000	869,590
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(e)	8/25/2032	2,510,000	2,295,960
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,458,162)					12,600,020

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.54%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,765,721	1,417,500
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050	1,881,218	1,655,372
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	882,251	818,732
Federal Home Loan Mortgage Corp.	4.10%		10/1/2029	1,170,000	1,149,901
Federal Home Loan Mortgage Corp.	4.15%		10/1/2029	700,000	688,852
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,845,725	4,806,870
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 - 9/1/2039	4,556,258	4,726,738
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	2,254,950	2,337,410
Federal National Mortgage Association	2.00%		1/1/2036 - 2/1/2036	2,492,883	2,271,356
Federal National Mortgage Association	2.50%		8/1/2035 - 5/1/2052	27,628,360	23,673,118

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	3.00%		3/1/2037 - 12/1/2048	$3,829,613	$3,438,547
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	3,302,625	3,021,951
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	3,841,725	3,627,512
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	3,392,413	3,366,987
Federal National Mortgage Association	6.00%		2/1/2039	348,999	362,196
Government National Mortgage Association(f)	2.00%		TBA	1,644,000	1,344,817
Government National Mortgage Association(f)	2.50%		TBA	4,269,000	3,641,783
Government National Mortgage Association(f)	3.00%		TBA	8,750,000	7,749,971
Government National Mortgage Association(f)	4.50%		TBA	5,640,000	5,411,756
Government National Mortgage Association(f)	5.00%		TBA	10,101,000	9,934,607
Government National Mortgage Association(f)	5.50%		TBA	11,262,000	11,278,999
Government National Mortgage Association(f)	6.00%		TBA	17,195,000	17,444,892
Government National Mortgage Association(f)	6.50%		TBA	121,000	123,884
Uniform Mortgage-Backed Security(f)	2.00%		TBA	8,799,000	7,280,394
Uniform Mortgage-Backed Security(f)	2.50%		TBA	1,710,000	1,582,344
Uniform Mortgage-Backed Security(f)	3.00%		TBA	4,963,000	4,301,916
Uniform Mortgage-Backed Security(f)	3.50%		TBA	3,606,000	3,251,507
Uniform Mortgage-Backed Security(f)	4.50%		TBA	2,367,000	2,263,520
Uniform Mortgage-Backed Security(f)	5.00%		TBA	12,160,000	12,107,301
Uniform Mortgage-Backed Security(f)	5.50%		TBA	31,140,000	31,299,306
Uniform Mortgage-Backed Security(f)	6.00%		TBA	5,114,000	5,201,391
Uniform Mortgage-Backed Security(f)	6.50%		TBA	1,028,000	1,059,578
Uniform Mortgage-Backed Security(f)	7.00%		TBA	1,380,000	1,442,355
Total Government Sponsored Enterprises Pass-Throughs (cost $186,539,180)					184,083,363

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.21%
Bank5 Series 2025-5YR14 Class A3(b)	5.646%		4/15/2058	2,370,000	2,441,100	(g)
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(e)	10/25/2051	1,250,073	1,023,813
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(e)	9/15/2056	1,200,000	1,274,268
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,850,000	1,924,780
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	750,000	776,784
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	3,210,000	3,367,070

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	$880,000	$902,260
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(e)	12/15/2057	750,000	772,510
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.761% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	709,567	710,895
BX Trust Series 2025-ROIC Class B†	5.713% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	1,170,000	1,164,606
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(e)	8/25/2064	1,054,643	936,363
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(e)	12/25/2064	453,175	406,014
CIM Trust Series 2021-J3 Class A1†	2.50%	#(e)	6/25/2051	1,916,327	1,568,329
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(e)	7/10/2048	1,228,000	1,222,595
CONE Trust Series 2024-DFW1 Class A†	5.961% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	700,000	695,979
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.339% (1 mo. USD Term SOFR + 1.02%	)#	10/15/2038	940,948	935,561
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.84% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	1,470,000	1,487,312
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	6.74% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	500,000	509,041
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.59% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	1,000,000	1,062,046
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	6.99% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	624,440	637,173
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.19% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	1,388,045	1,402,889
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.59% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	548,529	549,309

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.54% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	$589,995	$590,206
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.59% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	1,182,202	1,183,186
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.49% (30 day USD SOFR Average + 1.15%	)#	2/25/2045	919,582	918,724
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	6.84% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	874,902	886,610
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.24% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	900,000	954,691
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.636% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	720,293	733,866
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	7.886% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	850,000	897,065
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(e)	6/25/2051	1,334,736	1,094,818
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(e)	8/25/2051	723,677	591,754
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	1,861,959	1,524,949
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	1,543,205	1,261,424
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	1,326,412	1,127,805
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(e)	1/13/2040	1,630,000	1,660,375
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(e)	4/25/2052	1,061,149	867,760
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	1,884,161	1,606,179

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(e)	4/25/2052	$1,821,014	$1,561,511
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	991,592	850,286
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	820,323	698,558
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.209% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	690,000	689,568
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(h)	0.522%	#(e)	7/15/2050	11,874,010	958
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.851%	#(e)	11/25/2059	900,000	684,243
PFP Ltd. Series 2023-10 Class A†	6.684% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	1,121,211	1,122,949
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	8,694	8,587
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,550,000	1,563,815
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	12,773	12,173
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.903% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	650,000	649,908
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.435% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	670,000	694,892
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.01% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	1,080,000	1,075,868
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	950,000	996,926
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(e)	9/25/2051	848,404	694,316
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,965,480)					52,974,667

U.S. TREASURY OBLIGATIONS 15.11%
U.S. Treasury Bonds	2.375%		2/15/2042	6,825,000	5,067,962
U.S. Treasury Bonds	3.375%		8/15/2042	1,652,000	1,416,848
U.S. Treasury Bonds	3.875%		2/15/2043	5,007,000	4,584,437
U.S. Treasury Bonds	4.125%		8/15/2044	9,329,000	8,743,022
U.S. Treasury Bonds	4.25%		8/15/2054	14,864,000	14,034,868
U.S. Treasury Bonds	4.50%		11/15/2054	10,319,000	10,170,664
U.S. Treasury Bonds	4.625%		11/15/2044	24,635,000	24,673,492

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	4.25%	11/30/2026	$10,289,000	$10,339,842
U.S. Treasury Notes	4.375%	12/31/2029	18,079,300	18,410,519
Total U.S. Treasury Obligations (cost $96,968,024)				97,441,654
Total Long-Term Investments (cost $755,887,684)				752,983,883

SHORT-TERM INVESTMENTS 2.85%

U.S. TREASURY OBLIGATIONS 1.00%
U.S. Treasury Bills (Cost $6,461,476)	4.326%	5/6/2025	6,488,000	6,461,306

REPURCHASE AGREEMENTS 1.85%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $5,214,700 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $4,992,959; proceeds: $4,895,196 (cost $4,894,917)			4,894,917	4,894,917
Repurchase Agreement dated 3/31/2025, 4.340% due 4/1/2025 with JPMorgan Securities LLC collateralized by $4,326,300 of U.S. Treasury Note at 1.875% due 2/28/2029; value: $4,018,000; proceeds: $4,018,484 (cost $4,018,000)			4,018,000	4,018,000
Repurchase Agreement dated 3/31/2025, 4.350% due 4/1/2025 with JPMorgan Securities LLC collateralized by $661,600 of U.S. Treasury Bill at 4.250% due 12/31/2025; value: $669,000; proceeds: $669,081 (cost $669,000)			669,000	669,000
Repurchase Agreement dated 3/31/2025, 4.310% due 4/1/2025 with TD Securities (USA) LLC collateralized by $845,300 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $858,163; proceeds: $841,101 (cost $841,000)			841,000	841,000
Repurchase Agreement dated 3/31/2025, 4.350% due 4/1/2025 with TD Securities (USA) LLC collateralized by $1,479,400 of U.S. Treasury Note at 4.000% due 12/15/2027; value: $1,502,041; proceeds: $1,472,178 (cost $1,472,000)			1,472,000	1,472,000
Total Repurchase Agreements (cost $11,894,917)				11,894,917
Total Short-Term Investments (cost $18,356,393)				18,356,223
Total Investments in Securities 119.57% (cost $774,244,077)				771,340,106
Other Assets and Liabilities – Net(i) (19.57)%				(126,228,871)
Net Assets 100.00%				$645,111,235

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $262,849,600, which represents 40.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2025.
(d)	Interest Rate to be determined.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2025	156	Long	$17,768,693	$17,803,500	$34,807
U.S. 5-Year Treasury Note	June 2025	36	Long	3,867,986	3,893,625	25,639
Total Unrealized Appreciation on Futures Contracts						$60,446

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra Treasury Bond	June 2025	99	Long	$12,131,979	$12,102,750	$(29,229)

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. – TOTAL RETURN PORTFOLIO March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$94,768,398	$–	$94,768,398
Corporate Bonds	–	292,761,934	–	292,761,934
Floating Rate Loans	–	14,085,923	–	14,085,923
Foreign Government Obligations	–	4,267,924	–	4,267,924
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,600,020	–	12,600,020
Government Sponsored Enterprises Pass-Throughs	–	184,083,363	–	184,083,363
Non-Agency Commercial Mortgage-Backed Securities	–	50,533,567	2,441,100	52,974,667
U.S. Treasury Obligations	–	97,441,654	–	97,441,654
Short-Term Investments
U.S. Treasury Obligations	–	6,461,306	–	6,461,306
Repurchase Agreements	–	11,894,917	–	11,894,917
Total	$–	$768,899,006	$2,441,100	$771,340,106
Other Financial Instruments
Futures Contracts
Assets	$60,446	$–	$–	$60,446
Liabilities	(29,229)	–	–	(29,229)
Total	$31,217	$–	$–	$31,217

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	131

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by each Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of each Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

132

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2025 and, if applicable, Level 3 rollforwards for the period ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

133

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2025, the market value loaned and value received for the Funds was as follow:

Funds	Market Value of Securities Loaned	Collateral Received
Bond Debenture Portfolio	$22,134,326	$23,978,487
Developing Growth Portfolio	578,827	590,971
Growth Opportunities Portfolio	280,129	301,332

134

QPHR-SERIES-1Q

(05/25)